      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2010

                                                              FILE NO. 333-69439

                                                                       811-06285

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 23                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 277                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 3, 2010 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ /    this post-effective amendment designates a new effective date for a
/ /    previously filed post-effective amendment.

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                                     PART A

PUTNAM HARTFORD CAPITAL MANAGER

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 3/1/93)

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 6/22/87)

P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:  1-800-521-0538

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series VI and Series VIR of Putnam Hartford Capital Manager variable annuity. These Contracts are closed to new investors. Please read it carefully.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio company: Putnam Variable Trust.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

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PROSPECTUS DATED: MAY 3, 2010



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2010

2

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TABLE OF CONTENTS


                                                                         PAGE
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DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Funds                                                                   10
PERFORMANCE RELATED INFORMATION                                               13
FIXED ACCUMULATION FEATURE                                                    14
THE CONTRACT                                                                  15
  Purchases and Contract Value                                                15
  Charges and Fees                                                            19
  The Hartford's Principal First                                              21
  Death Benefit                                                               23
  Surrenders                                                                  27
ANNUITY PAYOUTS                                                               29
OTHER PROGRAMS AVAILABLE                                                      31
OTHER INFORMATION                                                             34
  Legal Proceedings                                                           37
  More Information                                                            38
FEDERAL TAX CONSIDERATIONS                                                    38
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      45
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is:
Retirement Division, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                            7%
  Second Year                                                                                               6%
  Third Year                                                                                                6%
  Fourth Year                                                                                               5%
  Fifth Year                                                                                                4%
  Sixth Year                                                                                                3%
  Seventh Year                                                                                              2%
  Eighth Year                                                                                               0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.40%
OPTIONAL CHARGES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
  The Hartford's Principal First Charge                                                                   0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.50%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                   MINIMUM            MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.45%              1.24%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                                    $1,041
3 years                                                                   $1,799
5 years                                                                   $2,474
10 years                                                                  $4,288


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $383
3 years                                                                   $1,220
5 years                                                                   $2,070
10 years                                                                  $4,258


(3)  If you do not Surrender your Contract:


1 year                                                                      $413
3 years                                                                   $1,250
5 years                                                                   $2,100
10 years                                                                  $4,288


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

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AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

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WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

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Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 PUTNAM VT AMERICAN GOVERNMENT INCOME    High current income with preservation of     Putnam Investment Management, LLC
  FUND -- CLASS IA                       capital as its secondary objective
 PUTNAM VT CAPITAL OPPORTUNITIES FUND    Long term growth of capital                  Putnam Investment Management, LLC
  -- CLASS IA
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IA                               Management believes is consistent with
                                         preservation of capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IA

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND  Long-term return consistent with             Putnam Investment Management, LLC
  -- CLASS IA                            preservation of capital                      Putnam Advisory Company, LLC
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS   Capital appreciation                         Putnam Investment Management, LLC
  IA                                                                                  Putnam Advisory Company, LLC
 PUTNAM VT GLOBAL HEALTH CARE FUND --    Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA (1) +                                                                      Putnam Advisory Company, LLC
 PUTNAM VT GLOBAL UTILITIES FUND --      Capital growth and current income            Putnam Investment Management, LLC
  CLASS IA (2) +                                                                      Putnam Advisory Company, LLC
 PUTNAM VT GROWTH AND INCOME FUND --     Capital growth and current income            Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT GROWTH OPPORTUNITIES FUND --  Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT HIGH YIELD FUND -- CLASS IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 PUTNAM VT INCOME FUND -- CLASS IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 PUTNAM VT INTERNATIONAL EQUITY FUND --  Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA                                                                            Putnam Advisory Company, LLC
 PUTNAM VT INTERNATIONAL GROWTH FUND --  Long-term capital appreciation               Putnam Investment Management, LLC
  CLASS IA (3)                                                                        Putnam Advisory Company, LLC
 PUTNAM VT INTERNATIONAL VALUE FUND --   Capital growth. Current income is a          Putnam Investment Management, LLC
  CLASS IA (4)                           secondary objective                          Putnam Advisory Company, LLC
 PUTNAM VT INVESTORS FUND -- CLASS IA    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 PUTNAM VT MID CAP VALUE FUND -- CLASS   Capital appreciation and, as a secondary     Putnam Investment Management, LLC
  IA                                     objective, current income
 PUTNAM VT MONEY MARKET FUND -- CLASS    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA*                                    Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 PUTNAM VT NEW OPPORTUNITIES FUND --     Long-term capital appreciation               Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT RESEARCH FUND -- CLASS IA     Capital appreciation                         Putnam Investment Management, LLC Putnam
                                                                                      Advisory Company, LLC
 PUTNAM VT SMALL CAP VALUE FUND --       Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT THE GEORGE PUTNAM FUND OF     A balanced investment composed of a well     Putnam Investment Management, LLC
  BOSTON -- CLASS IA                     diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 PUTNAM VT VISTA FUND -- CLASS IA        Capital appreciation                         Putnam Investment Management, LLC
 PUTNAM VT VOYAGER FUND -- CLASS IA      Capital appreciation                         Putnam Investment Management, LLC
 FIXED ACCUMULATION FEATURE**            Preservation of capital                      General Account



+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.




* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a

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     money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this product.



NOTES



(1)  Formerly Putnam VT Health Sciences Fund -- Class IA



(2)  Formerly Putnam VT Utilities Growth and Income Fund -- Class IA



(3)  Formerly Putnam VT International New Opportunities Fund -- Class IA



(4)  Formerly Putnam VT International Growth and Income Fund -- Class IA



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.


The Funds may not be available in all states.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risk are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

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FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incen-tive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall in-vestment performance.


As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Columbia Management Distributors, Inc. Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Ridgeworth Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2009, and are not expected to exceed 0.50% and 0.35%, respectively, in 2010, of the annual percentage of the average daily net assets (for instance, in 2009, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2009, revenue sharing and Rule 12b-1 fees did not exceed approximately $117.1 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of

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the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis." For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series VI of the Contract was sold before May 1, 2002. Series VIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This rec-ommendation will be independently reviewed by a principal within your Financial Intermediary before an application or or-der will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identi-fies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic invest-ment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special condi-tions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the

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Premium Payment if you authorize us to keep it until you provide the necessary information.

For examples of how we calculate the Death Benefit, see Appendix II.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.


CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, sim-ply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding in-structions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your re-quest to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Con-tract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Con-tract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Pre-mium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

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We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy

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  may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of any prior transfer. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

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We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

-   Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your Registered Respresentative or Hartford.

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THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

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Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES


We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge. You will be subject to fee increases if you elect to step-up the Benefit Amount.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

You may elect this benefit at any time, provided we are still offering this rider for new sales. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its

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affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchage will not be considered to be a revocation or termination of the benefit.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RECALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect

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"step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the Joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, Joint Contract Owner, or the Annuitant die before we

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begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

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We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,
    You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0), Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

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If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent

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Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.


You may submit this form via facsimile.


If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 5 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to

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age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

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JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower

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AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs.

If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations.

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Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models. with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

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DCA PLUS -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

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- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides

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marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2009. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2009, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., AMTrust Investment Svcs Inc., Associated Securities Corp., Banc of America Investment Services Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Inter-Securities Inc., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., PNC Investments LLC, Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Waterstone Financial Group, Wells Fargo Advisors LLC (various divisions), Wells Fargo Investments LLC, WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing

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annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2009, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2009, Additional Payments did not in the aggregate exceed approximately $36.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $2.3 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2009, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2009, but do not have an ongoing contractual relationship, are listed in the SAI.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.



Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.



In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker,

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who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


The Hartford
Attn: Retirement Division
P.O. Box 5085
Hartford, Connecticut 06102-5085


Telephone:  1-800-521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION


The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.



The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review

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whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.


THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

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The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.


Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In

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addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse

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      shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are

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sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement

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Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

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may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS


Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA

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under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).


Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2010). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX


If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.


An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.


The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the

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actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.


For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.


Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of

                                                                     APP I-7

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Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.873        $13.993        $13.063        $12.798        $12.768
  Accumulation Unit Value at
   end of period                  $16.601        $13.873        $13.993        $13.063        $12.798
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,551          2,881          2,623          3,206          4,201
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.557             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.495             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.744        $16.767        $18.745        $16.466        $15.114
  Accumulation Unit Value at
   end of period                  $15.466        $10.744        $16.767        $18.745        $16.466
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     349            390            447            546            432
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.675             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.198             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.720        $18.693        $18.194        $17.308        $16.995
  Accumulation Unit Value at
   end of period                  $19.420        $12.720        $18.693        $18.194        $17.308
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,837          4,539          6,128          7,544          9,367
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.432             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.754             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.589        $12.540        $11.649        $11.069        $10.000
  Accumulation Unit Value at
   end of period                  $12.768        $12.589        $12.540        $11.649        $11.069
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,599          8,643         14,565          5,645            669
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.940        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $15.114        $12.940             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     345            142             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.727        $13.261        $12.663        $12.369        $12.532
  Accumulation Unit Value at
   end of period                  $16.995        $15.727        $13.261        $12.663        $12.369
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  11,242         13,126         15,184         18,982         21,753
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.343        $16.676        $16.345        $13.911        $13.345
  Accumulation Unit Value at
   end of period                  $14.308        $11.343        $16.676        $16.345        $13.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,376          1,987          2,365          2,475          2,372
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.427             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.008             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.030        $37.976        $37.331        $33.490        $31.682
  Accumulation Unit Value at
   end of period                  $33.410        $25.030        $37.976        $37.331        $33.490
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,041          2,389          2,992          3,587          4,239
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.447             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.792             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.412        $30.394        $28.183        $23.141        $21.512
  Accumulation Unit Value at
   end of period                  $21.065        $16.412        $30.394        $28.183        $23.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,309          5,057          6,431          7,609          9,326
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.544             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.385             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.994        $12.196        $12.413        $12.214        $10.913
  Accumulation Unit Value at
   end of period                  $12.463         $9.994        $12.196        $12.413        $12.214
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,837          2,165          2,789          3,885          5,422
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.626             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.106             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.068        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.345        $12.068             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,962          1,103             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $29.406        $24.435        $28.276        $31.287        $33.370
  Accumulation Unit Value at
   end of period                  $31.682        $29.406        $24.435        $28.276        $31.287
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,888          5,759          7,044          9,138         11,495
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $19.146        $14.988        $19.527        $28.154        $40.580
  Accumulation Unit Value at
   end of period                  $21.512        $19.146        $14.988        $19.527        $28.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  11,161         13,458         16,756         22,635         28,837
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.314         $8.804        $11.189        $14.101        $10.277
  Accumulation Unit Value at
   end of period                  $10.913        $10.314         $8.804        $11.189        $14.101
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,382          7,699          9,319         12,343         14,591
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $24.349        $35.441        $29.889        $23.808        $22.162
  Accumulation Unit Value at
   end of period                  $25.849        $24.349        $35.441        $29.889        $23.808
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,978          3,573          4,532          5,324          6,628
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.161             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.669             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $33.447        $55.213        $59.436        $51.874        $49.863
  Accumulation Unit Value at
   end of period                  $42.930        $33.447        $55.213        $59.436        $51.874
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,813         15,309         19,907         24,905         31,393
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.251             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.014             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $3.124         $5.079         $4.867         $4.539         $4.411
  Accumulation Unit Value at
   end of period                   $4.351         $3.124         $5.079         $4.867         $4.539
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,101          1,055          1,374          1,788          2,231
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.363             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.278             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.469        $34.907        $34.266        $31.418        $30.794
  Accumulation Unit Value at
   end of period                  $37.751        $25.469        $34.907        $34.266        $31.418
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,136          2,428          3,056          4,018          5,103
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.433             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.296             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.441        $14.960        $19.919        $25.946        $22.360
  Accumulation Unit Value at
   end of period                  $22.162        $18.441        $14.960        $19.919        $25.946
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,655          8,910         10,956         15,142         18,525
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $45.405        $36.059        $45.028        $48.663        $45.646
  Accumulation Unit Value at
   end of period                  $49.863        $45.405        $36.059        $45.028        $48.663
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  38,625         46,246         56,162         71,243         82,533
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.383         $3.600         $5.169         $7.701        $10.000
  Accumulation Unit Value at
   end of period                   $4.411         $4.383         $3.600         $5.169         $7.701
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,931          3,698          3,699          4,403          4,377
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $28.136        $22.492        $22.932        $22.388        $24.799
  Accumulation Unit Value at
   end of period                  $30.794        $28.136        $22.492        $22.932        $22.388
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,645          8,151          9,122         11,614         13,446
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.579        $28.713        $27.613        $26.713        $26.404
  Accumulation Unit Value at
   end of period                  $31.329        $21.579        $28.713        $27.613        $26.713
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,987          4,833          6,370          7,864         10,114
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.525             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.113             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.626        $26.412        $24.661        $19.531        $17.613
  Accumulation Unit Value at
   end of period                  $18.028        $14.626        $26.412        $24.661        $19.531
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,968          3,585          4,677          5,715          6,654
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.679             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.019             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.826        $25.893        $24.473        $19.446        $17.248
  Accumulation Unit Value at
   end of period                  $17.232        $13.826        $25.893        $24.473        $19.446
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,287          2,886          3,985          4,658          4,961
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.753             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.255             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.213        $19.730        $17.625        $14.138        $12.084
  Accumulation Unit Value at
   end of period                  $15.342        $11.213        $19.730        $17.625        $14.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,617          1,897          2,713          2,889          3,116
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.710             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.495             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.569        $24.767        $23.235        $21.913        $20.574
  Accumulation Unit Value at
   end of period                  $26.404        $25.569        $24.767        $23.235        $21.913
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,220         15,178         19,130         20,633         21,182
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.333        $12.064        $14.833             --             --
  Accumulation Unit Value at
   end of period                  $17.613        $15.333        $12.064             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,902          9,283         11,237             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.418        $10.567        $12.413        $15.868        $15.876
  Accumulation Unit Value at
   end of period                  $17.248        $14.418        $10.567        $12.413        $15.868
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,326          5,578          6,700          8,181          9,605
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.785         $8.187         $9.593        $13.611        $22.468
  Accumulation Unit Value at
   end of period                  $12.084        $10.785         $8.187         $9.593        $13.611
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,068          3,574          4,304          5,733          7,445
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.261        $10.484        $11.181         $9.925         $9.232
  Accumulation Unit Value at
   end of period                   $8.099         $6.261        $10.484        $11.181         $9.925
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,332          5,926          8,023         10,726         13,815
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.180             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.024             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.499        $18.580        $18.475        $16.246        $14.618
  Accumulation Unit Value at
   end of period                  $14.428        $10.499        $18.580        $18.475        $16.246
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     780            879          1,200          1,432          1,510
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.682             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.519             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.854         $1.828         $1.765         $1.710         $1.687
  Accumulation Unit Value at
   end of period                   $1.835         $1.854         $1.828         $1.765         $1.710
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  43,750         60,529         56,224         55,022         59,907
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.994             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.781             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.099        $24.946        $23.862        $22.236        $20.439
  Accumulation Unit Value at
   end of period                  $19.726        $15.099        $24.946        $23.862        $22.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,601          7,428          9,403         12,111         15,316
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.369             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.398             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.280         $6.598         $8.767        $11.793        $14.669
  Accumulation Unit Value at
   end of period                   $9.232         $8.280         $6.598         $8.767        $11.793
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  16,476         19,469         23,197         31,300         35,711
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.807        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $14.618        $12.807             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,074            565             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.696         $1.707         $1.706         $1.663         $1.591
  Accumulation Unit Value at
   end of period                   $1.687         $1.696         $1.707         $1.706         $1.663
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  73,137        124,168        213,143        255,416        184,583
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.746        $14.325        $20.841        $30.190        $41.424
  Accumulation Unit Value at
   end of period                  $20.439        $18.746        $14.325        $20.841        $30.190
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  19,162         23,586         28,740         38,503         46,654
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-6

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.530        $14.047        $14.128        $12.835        $12.366
  Accumulation Unit Value at
   end of period                  $11.232         $8.530        $14.047        $14.128        $12.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,038          1,196          1,568          2,107          2,767
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.179             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.258             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.924        $23.236        $26.924        $23.222        $21.948
  Accumulation Unit Value at
   end of period                  $18.101        $13.924        $23.236        $26.924        $23.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,608          1,952          2,855          4,136          5,281
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.709             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.770             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.045        $13.705        $13.742        $12.417        $12.083
  Accumulation Unit Value at
   end of period                   $9.986         $8.045        $13.705        $13.742        $12.417
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,346          4,233          6,102          8,213         10,716
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.354             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.712             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.081        $16.870        $16.438        $15.767        $14.215
  Accumulation Unit Value at
   end of period                  $12.456         $9.081        $16.870        $16.438        $15.767
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,928          2,754          3,620          4,874          6,348
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.167             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.794             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.634         $9.386        $12.213        $15.218        $15.712
  Accumulation Unit Value at
   end of period                  $12.366        $11.634         $9.386        $12.213        $15.218
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,335          4,040          4,959          6,111          5,894
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.588        $11.886        $14.711        $12.598        $10.251
  Accumulation Unit Value at
   end of period                  $21.948        $17.588        $11.886        $14.711        $12.598
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,842          6,986          7,550          6,503          1,878
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.295         $9.760        $10.826        $10.898        $10.063
  Accumulation Unit Value at
   end of period                  $12.083        $11.295         $9.760        $10.826        $10.898
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,840         14,293         15,220         14,354         12,338
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.124         $9.215        $13.422        $20.439        $21.587
  Accumulation Unit Value at
   end of period                  $14.215        $12.124         $9.215        $13.422        $20.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,669          8,774          9,982         13,244         15,373
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $35.987        $57.812        $55.420        $53.169        $50.896
  Accumulation Unit Value at
   end of period                  $58.305        $35.987        $57.812        $55.420        $53.169
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,098          7,053          8,880         11,445         14,668
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.508             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.839             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $48.999        $39.701        $54.656        $71.280        $86.479
  Accumulation Unit Value at
   end of period                  $50.896        $48.999        $39.701        $54.656        $71.280
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  18,488         22,411         27,290         35,523         43,490
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --



(a)  Inception date February 17, 2009.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.873        $13.993        $13.063        $12.798        $12.768
  Accumulation Unit Value at
   end of period                  $16.601        $13.873        $13.993        $13.063        $12.798
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,017          3,239          2,526          2,857          3,726
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.557             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.495             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.744        $16.767        $18.745        $16.466        $15.114
  Accumulation Unit Value at
   end of period                  $15.466        $10.744        $16.767        $18.745        $16.466
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     397            426            638            803            679
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.675             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.198             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.720        $18.693        $18.194        $17.308        $16.995
  Accumulation Unit Value at
   end of period                  $19.420        $12.720        $18.693        $18.194        $17.308
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,043          4,679          6,207          7,354          9,306
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.432             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.754             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.589        $12.540        $11.649        $11.069        $10.000
  Accumulation Unit Value at
   end of period                  $12.768        $12.589        $12.540        $11.649        $11.069
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,180          8,638         15,450          5,739            939
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.940        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $15.114        $12.940             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     529            212             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.727        $13.261        $12.663        $12.369        $12.532
  Accumulation Unit Value at
   end of period                  $16.995        $15.727        $13.261        $12.663        $12.369
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  11,186         13,433         15,267         17,466         19,284
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-8

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.343        $16.676        $16.345        $13.911        $13.345
  Accumulation Unit Value at
   end of period                  $14.308        $11.343        $16.676        $16.345        $13.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,393          4,535          5,061          5,125          5,062
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.427             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.008             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.030        $37.976        $37.331        $33.490        $31.682
  Accumulation Unit Value at
   end of period                  $33.410        $25.030        $37.976        $37.331        $33.490
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,214          2,705          3,378          4,101          4,974
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.447             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.792             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.412        $30.394        $28.183        $23.141        $21.512
  Accumulation Unit Value at
   end of period                  $21.065        $16.412        $30.394        $28.183        $23.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,773          5,886          7,501          9,299         11,621
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.544             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.385             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.994        $12.196        $12.413        $12.214        $10.913
  Accumulation Unit Value at
   end of period                  $12.463         $9.994        $12.196        $12.413        $12.214
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,057          2,583          3,250          4,731          6,675
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.626             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.106             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.068        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.345        $12.068             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,861          2,036             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $29.406        $24.435        $28.276        $31.287        $33.370
  Accumulation Unit Value at
   end of period                  $31.682        $29.406        $24.435        $28.276        $31.287
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,156          7,571          9,257         11,419         13,483
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $19.146        $14.988        $19.527        $28.154        $40.580
  Accumulation Unit Value at
   end of period                  $21.512        $19.146        $14.988        $19.527        $28.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,744         18,820         24,035         32,035         39,251
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.314         $8.804        $11.189        $14.101        $10.277
  Accumulation Unit Value at
   end of period                  $10.913        $10.314         $8.804        $11.189        $14.101
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,213         10,217         12,927         16,343         19,344
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                    APP IV-9

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $24.349        $35.441        $29.889        $23.808        $22.162
  Accumulation Unit Value at
   end of period                  $25.849        $24.349        $35.441        $29.889        $23.808
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,604          3,272          4,076          4,893          6,239
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.161             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.669             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $33.447        $55.213        $59.436        $51.874        $49.863
  Accumulation Unit Value at
   end of period                  $42.930        $33.447        $55.213        $59.436        $51.874
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,181         15,225         20,697         26,758         35,014
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.251             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.014             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $3.124         $5.079         $4.867         $4.539         $4.411
  Accumulation Unit Value at
   end of period                   $4.351         $3.124         $5.079         $4.867         $4.539
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,538          1,547          1,832          2,378          2,899
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.363             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.278             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.469        $34.907        $34.266        $31.418        $30.794
  Accumulation Unit Value at
   end of period                  $37.751        $25.469        $34.907        $34.266        $31.418
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,377          2,787          3,639          4,753          6,191
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.433             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.296             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.441        $14.960        $19.919        $25.946        $22.360
  Accumulation Unit Value at
   end of period                  $22.162        $18.441        $14.960        $19.919        $25.946
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,562          9,178         11,416         15,072         16,906
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $45.405        $36.059        $45.028        $48.663        $45.646
  Accumulation Unit Value at
   end of period                  $49.863        $45.405        $36.059        $45.028        $48.663
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  45,058         55,276         66,339         79,620         86,628
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.383         $3.600         $5.169         $7.701        $10.000
  Accumulation Unit Value at
   end of period                   $4.411         $4.383         $3.600         $5.169         $7.701
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,810          4,703          4,912          5,980          5,402
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $28.136        $22.492        $22.932        $22.388        $24.799
  Accumulation Unit Value at
   end of period                  $30.794        $28.136        $22.492        $22.932        $22.388
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,493         10,916         12,404         14,797         16,616
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-10

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.579        $28.713        $27.613        $26.713        $26.404
  Accumulation Unit Value at
   end of period                  $31.329        $21.579        $28.713        $27.613        $26.713
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,166          3,748          4,872          5,912          7,582
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.525             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.113             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.626        $26.412        $24.661        $19.531        $17.613
  Accumulation Unit Value at
   end of period                  $18.028        $14.626        $26.412        $24.661        $19.531
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,837          4,721          6,247          7,581          8,988
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.679             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.019             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.826        $25.893        $24.473        $19.446        $17.248
  Accumulation Unit Value at
   end of period                  $17.232        $13.826        $25.893        $24.473        $19.446
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,724          4,629          6,159          7,161          7,801
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.753             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.255             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.213        $19.730        $17.625        $14.138        $12.084
  Accumulation Unit Value at
   end of period                  $15.342        $11.213        $19.730        $17.625        $14.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,855          2,159          3,046          3,481          3,692
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.710             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.495             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.569        $24.767        $23.235        $21.913        $20.574
  Accumulation Unit Value at
   end of period                  $26.404        $25.569        $24.767        $23.235        $21.913
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,652         12,283         15,434         15,106         13,817
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.333        $12.064        $14.833        $18.900        $21.164
  Accumulation Unit Value at
   end of period                  $17.613        $15.333        $12.064        $14.833        $18.900
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  10,921         13,173         17,113         17,276         18,898
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.418        $10.567        $12.413        $15.868        $15.876
  Accumulation Unit Value at
   end of period                  $17.248        $14.418        $10.567        $12.413        $15.868
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,822          9,254         11,021         12,808         14,447
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.785         $8.187         $9.593        $13.611        $22.468
  Accumulation Unit Value at
   end of period                  $12.084        $10.785         $8.187         $9.593        $13.611
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,944          4,801          5,822          7,716         10,072
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                   APP IV-11

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.261        $10.484        $11.181         $9.925         $9.232
  Accumulation Unit Value at
   end of period                   $8.099         $6.261        $10.484        $11.181         $9.925
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,233          5,749          8,114         10,865         13,742
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.180             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.024             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.499        $18.580        $18.475        $16.246        $14.618
  Accumulation Unit Value at
   end of period                  $14.428        $10.499        $18.580        $18.475        $16.246
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     949          1,062          1,570          1,896          2,015
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.682             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.519             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.854         $1.828         $1.765         $1.710         $1.687
  Accumulation Unit Value at
   end of period                   $1.835         $1.854         $1.828         $1.765         $1.710
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  45,957         66,179         54,602         52,280         54,112
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.994             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.781             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.099        $24.946        $23.862        $22.236        $20.439
  Accumulation Unit Value at
   end of period                  $19.726        $15.099        $24.946        $23.862        $22.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,287          8,524         10,785         13,936         18,236
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.369             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.398             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.280         $6.598         $8.767        $11.793        $14.669
  Accumulation Unit Value at
   end of period                   $9.232         $8.280         $6.598         $8.767        $11.793
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  16,783         20,471         24,848         33,076         37,893
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.807        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $14.618        $12.807             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,326            693             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.696         $1.707         $1.706         $1.663         $1.591
  Accumulation Unit Value at
   end of period                   $1.687         $1.696         $1.707         $1.706         $1.663
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  71,282        128,493        228,352        244,882        179,303
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.746        $14.325        $20.841        $30.190        $41.424
  Accumulation Unit Value at
   end of period                  $20.439        $18.746        $14.325        $20.841        $30.190
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  24,382         31,644         39,838         53,656         63,956
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-12

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.530        $14.047        $14.128        $12.835        $12.366
  Accumulation Unit Value at
   end of period                  $11.232         $8.530        $14.047        $14.128        $12.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,234          1,484          2,060          2,731          3,682
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.179             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.258             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.924        $23.236        $26.924        $23.222        $21.948
  Accumulation Unit Value at
   end of period                  $18.101        $13.924        $23.236        $26.924        $23.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,815          2,247          3,290          4,823          6,397
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.709             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.770             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.045        $13.705        $13.742        $12.417        $12.083
  Accumulation Unit Value at
   end of period                   $9.986         $8.045        $13.705        $13.742        $12.417
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,827          7,598         10,407         13,466         18,161
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.354             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.712             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.081        $16.870        $16.438        $15.767        $14.215
  Accumulation Unit Value at
   end of period                  $12.456         $9.081        $16.870        $16.438        $15.767
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,099          3,002          3,976          5,467          7,353
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.167             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.794             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.634         $9.386        $12.213        $15.218        $15.712
  Accumulation Unit Value at
   end of period                  $12.366        $11.634         $9.386        $12.213        $15.218
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,113          6,474          7,998          9,462          8,335
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.588        $11.886        $14.711        $12.598        $10.251
  Accumulation Unit Value at
   end of period                  $21.948        $17.588        $11.886        $14.711        $12.598
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,120          8,747          9,857          8,798          2,707
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.295         $9.760        $10.826        $10.898        $10.063
  Accumulation Unit Value at
   end of period                  $12.083        $11.295         $9.760        $10.826        $10.898
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  21,935         24,535         25,071         19,770         14,689
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.124         $9.215        $13.422        $20.439        $21.587
  Accumulation Unit Value at
   end of period                  $14.215        $12.124         $9.215        $13.422        $20.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,369         11,313         13,188         17,371         20,369
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                   APP IV-13

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $35.987        $57.812        $55.420        $53.169        $50.896
  Accumulation Unit Value at
   end of period                  $58.305        $35.987        $57.812        $55.420        $53.169
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,724          6,821          8,907         12,132         16,443
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.508             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.839             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $48.999        $39.701        $54.656        $71.280        $86.479
  Accumulation Unit Value at
   end of period                  $50.896        $48.999        $39.701        $54.656        $71.280
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  22,445         28,507         34,829         44,335         51,763
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --



(a)  Inception date February 17, 2009.

To obtain a Statement of Additional Information, please complete the form below and mail to:


     The Hartford
     Attn: Retirement Division
     P.O. Box 5085
     Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Series VI and Series VIR of Putnam Hartford Capital Manager variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT TEN

          SERIES VI AND SERIES VIR OF PUTNAM HARTFORD CAPITAL MANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Retirement Division, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 3, 2010
Date of Statement of Additional Information: May 3, 2010


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for other-than-temporary impairments in 2009 and for the fair value measurement of financial instruments in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Ten (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2009: $761,159; 2008:
$1,256,693; and 2007: $1,827,679.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2009 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal Credit Union, Advantage Capital Corp., Advisory Group Equity Services Ltd., AF Brokerage, AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Allen & Company of Florida, Inc., Alliance Bernstein Investment Research, Alliance Bernstein Investments, Inc., Altura Credit Union, Amcore Investment Services, Inc., American Funds, American General Securities, Inc., American Portfolios Financial Services, Ameriprise Advisor Services, Inc., Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Investment Services, Inc., Anchor Bank, Arvest Asset Management, Arvest Bank, Associated Bank, N.A., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Southern Bank, AXA Advisors, LLC, B .C. Ziegler and Company, Banc of America Investment Services, Inc., Bancnorth Investment Group, Inc., Bancorpsouth Bank, Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, N.A., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankUnited FSB, BB&T Investment Services, Inc., BCG Securities, Inc., Benchmark Investments, Inc., Berthel, Fisher & Co. Financial Services, BISA, BOSC, Inc., Brewer Financial Services,

HARTFORD LIFE INSURANCE COMPANY                                            3

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LLC, Broker Dealer Financial Services Corp., Brookstone Securities, Inc., Brookstreet Securities Corp., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., California National Bank, Cambridge Investment Research, Inc., Camden National Bank, Cantella & Co., Inc., Capital Analysts, Inc., Capital Bank, Capital Financial Services, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Capitol Securities Management, Inc., Carolina First Bank, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centennial Securities Co., Inc., Centra Bank, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Chicago Investment Group, LLC, CIBC World Markets Corp., Citadel Federal Credit Union, Citi Bank, Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Community Bank, Compass Bank, Compass Brokerage, Inc., Coordinated Capital Securities, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Dempsey Lord Smith LLC, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Dorsey & Company, Inc., Dougherty & Company LLC, Eagle One Financial, Eagle One Investments, LLC, Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Equable Securities Corporation, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Excel Securities & Assoc., Inc., Fairpoint Capital, Inc., FCG Advisors, Feltl & Company, Ferris Baker Watts, Fidelity Bank, Fidelity Brokerage Services, Inc., Fidelity Brokerage Services, LLC, Fidelity Investments, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Brokerage America, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Trust Co., N. A., First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Investment Services, First National B & T of Columbus, First Niagara Bank, First South Bank, First Southeast Inv. Services, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, First Western Securities, Inc., Five Star Investment Services, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., Division, Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Fremont Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Girard Securities, Inc., Gold Coast Securities, Inc., Great American Advisors, Inc., Gregory J Schwartz & Co., Inc., Grey Investment, Gunnallen Financial, Inc., GWN Securities, Inc., H & R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbor Financial Services, LLC, Harbour Investments, Inc., Harris Investor Services, Inc., Harvest Capital LLC, Hazard & Siegel, Inc., Heartland Investment Assoc., Inc., Heim Young & Associates, Inc., Heritage Family Federal Credit Union, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Brokerage, Inc., HSBC Securities (USA) Inc., Huntingdon Securities Corp., Huntington Investments, Huntington National Bank, Huntington Valley Bank, IBN Financial Services, Inc., IMS Securities, Inc., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Insignia Bank, InterSecurities Inc., Inverness Securities, LLC, Invesmart Securities LLC, INVEST Financial Corporation, INVEST Bank of Oak Ridge, INVEST United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J. B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, Kern Schools Federal Credit Union, Key Bank, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, Lara, Shull & May, LTD, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Leonard & Company, Liberty Group, LLC, Linclon Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Lord, Abbett & Co., LPL Financial Corporation, M Griffith Locke Investment Services, M & I Bank, M & T Bank, M & T Securities, Inc., M.L. Stern & Co., Inc., May Financial Corporation, , Means Investment Co., Inc., Merrill Lynch Inc., Mesirow Financial, Inc., MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., MidFirst Bank, Midwestern Securities Trading Co., LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Morgan Keegan & Co., Inc., Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Service Corp., Natcity Investments, National Advisors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities, Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., Nollenberger Capital Partners, Northwestern Mutual Inv. Services, NPB Financial Group LLC, Nutmeg Securities, Ltd., NYLIFE Securities, Inc., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Orange County Teachers FCU, Orange Countys Credit Union, Pacco Capital Solutions, LLC, Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Parsonex Securities, Inc., Partnervest Securities, Inc., Paulson Investment Company, Inc., Peoples Securities, Inc., PlanMember Securities Corp., Planning Corp. (IM&R), PNC Bank Corp., PNC Investments LLC, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., RBC Capital Markets Corp., RBC Dain FID Division, Regal Securities, Inc., Resource Horizons Group, LLC, RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Financial, Inc., S.C. Parker & Co., Inc., S. Smith Barney Bank Investments Centers, Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Santa Barbara Bank & Trust, Scott & Stringfellow, Inc., Seacoast Investor Services, Inc.,

4                                            HARTFORD LIFE INSURANCE COMPANY

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Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors, Inc., Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith Hayes Financial Services Corp., South Valley Wealth Management, Southeast Investments N.C., Inc., Southwest Securities, Inc., Sovereign Bank, Space Coast Credit Union, Spectrum Capital Inc., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Stockcross, Inc., Strategic Financial Alliance, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., The Winning Edge Financial Group, Thoroughbred Financial Services, LLC, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Tricor Financial Services, Ltd., Triune Capital Advisors, TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UBS International, UMB Bank, UMB Financial Services, Inc., Union Bank of California, N. A., UnionBanc Investment Services, United Bank, Inc., United Brokerage Services, Inc., United Community Bank, United Financial Group, United Planners Financial Services of America, US Bancorp Investments, US Bank, US Discount Brokerage, Inc., USA Financial Securities Corp., UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, Veritrust Financial, LLC, VFinance Investments, Inc., VSR Financial Services, Inc., Wachovia Bank, Wachovia Securities ISG, Wachovia Securities LLC., Wall Street Financial Group, Walnut Street Securities, Inc., WaMu Investments, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, Western State Bank, Westfield Bakerink Brozak, LLC, WFG Investments, Inc., Woodbury Financial Services, Inc., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities Corp., WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

HARTFORD LIFE INSURANCE COMPANY                                            5

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MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6                                            HARTFORD LIFE INSURANCE COMPANY

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.


HARTFORD LIFE INSURANCE COMPANY



                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.873        $13.993        $13.063        $12.798        $12.768
  Accumulation Unit Value at
   end of period                  $16.601        $13.873        $13.993        $13.063        $12.798
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,551          2,881          2,623          3,206          4,201
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.689        $13.828        $12.928        $12.685        $12.674
  Accumulation Unit Value at
   end of period                  $16.356        $13.689        $13.828        $12.928        $12.685
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             32             21             32             65
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.655        $13.801        $12.909        $12.673        $12.668
  Accumulation Unit Value at
   end of period                  $16.307        $13.655        $13.801        $12.909        $12.673
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             40             31             32             34
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.474        $13.638        $12.776        $12.561        $12.575
  Accumulation Unit Value at
   end of period                  $16.067        $13.474        $13.638        $12.776        $12.561
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             19             21             28             28
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.474        $13.638        $12.776        $12.561        $12.575
  Accumulation Unit Value at
   end of period                  $16.067        $13.474        $13.638        $12.776        $12.561
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             19             21             28             28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.345        $13.528        $12.691        $12.497        $12.530
  Accumulation Unit Value at
   end of period                  $15.889        $13.345        $13.528        $12.691        $12.497
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.345        $13.528        $12.691        $12.497        $12.530
  Accumulation Unit Value at
   end of period                  $15.889        $13.345        $13.528        $12.691        $12.497
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              2              2              2              2
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.302        $13.491        $12.663        $12.475        $12.514
  Accumulation Unit Value at
   end of period                  $15.830        $13.302        $13.491        $12.663        $12.475
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.676        $10.839        $10.184        $10.043        $10.084
  Accumulation Unit Value at
   end of period                  $12.692        $10.676        $10.839        $10.184        $10.043
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.589        $12.540        $11.649        $11.069        $10.000
  Accumulation Unit Value at
   end of period                  $12.768        $12.589        $12.540        $11.649        $11.069
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,599          8,643         14,565          5,645            669
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.515        $12.485        $11.616        $11.053        $10.000
  Accumulation Unit Value at
   end of period                  $12.674        $12.515        $12.485        $11.616        $11.053
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      59             81            115             68              9
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.516        $12.492        $11.628        $11.056             --
  Accumulation Unit Value at
   end of period                  $12.668        $12.516        $12.492        $11.628             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      35             32             54             39             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.442        $12.437        $12.140             --             --
  Accumulation Unit Value at
   end of period                  $12.575        $12.442        $12.437             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             34             22             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.442        $12.437        $11.594        $11.040             --
  Accumulation Unit Value at
   end of period                  $12.575        $12.442        $12.437        $11.594             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             34             22              9             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.489             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.530             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.416        $12.429        $12.140             --             --
  Accumulation Unit Value at
   end of period                  $12.530        $12.416        $12.429             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.407        $12.427        $12.140             --             --
  Accumulation Unit Value at
   end of period                  $12.514        $12.407        $12.427             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.065             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.084             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            7

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.174        $13.382        $12.580        $12.412        $12.469
  Accumulation Unit Value at
   end of period                  $15.655        $13.174        $13.382        $12.580        $12.412
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.174        $13.382        $12.580        $12.412        $12.469
  Accumulation Unit Value at
   end of period                  $15.655        $13.174        $13.382        $12.580        $12.412
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.560             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.542             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.076        $13.302        $12.523        $12.374        $12.450
  Accumulation Unit Value at
   end of period                  $15.514        $13.076        $13.302        $12.523        $12.374
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.559             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.522             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.558             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.515             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.557             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.495             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.744        $16.767        $18.745        $16.466        $15.114
  Accumulation Unit Value at
   end of period                  $15.466        $10.744        $16.767        $18.745        $16.466
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     349            390            447            546            432
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.653        $16.650        $18.642        $16.400        $15.077
  Accumulation Unit Value at
   end of period                  $15.312        $10.653        $16.650        $18.642        $16.400
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              4              7              6
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.623        $16.611        $18.608        $16.378        $15.064
  Accumulation Unit Value at
   end of period                  $15.261        $10.623        $16.611        $18.608        $16.378
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --              3              3              6

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.452             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.469             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.381        $12.419        $12.140             --             --
  Accumulation Unit Value at
   end of period                  $12.469        $12.381        $12.419             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.450             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.450             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.940        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $15.114        $12.940             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     345            142             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.927        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $15.077        $12.927             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.923        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $15.064        $12.923             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --

8                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.533        $16.495        $18.506        $16.313        $15.026
  Accumulation Unit Value at
   end of period                  $15.109        $10.533        $16.495        $18.506        $16.313
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              2              2              1              1
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.533        $16.495        $18.506        $16.313        $15.026
  Accumulation Unit Value at
   end of period                  $15.109        $10.533        $16.495        $18.506        $16.313
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              2              2              1              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.444        $16.380        $18.405        $16.248        $14.989
  Accumulation Unit Value at
   end of period                  $14.959        $10.444        $16.380        $18.405        $16.248
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.444        $16.380        $18.405        $16.248        $14.989
  Accumulation Unit Value at
   end of period                  $14.959        $10.444        $16.380        $18.405        $16.248
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.414        $16.342        $18.371        $16.226        $14.976
  Accumulation Unit Value at
   end of period                  $14.909        $10.414        $16.342        $18.371        $16.226
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.980        $12.536        $14.106        $12.472        $11.523
  Accumulation Unit Value at
   end of period                  $11.413         $7.980        $12.536        $14.106        $12.472
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              1              2             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.326        $16.228        $18.270        $16.161        $14.939
  Accumulation Unit Value at
   end of period                  $14.761        $10.326        $16.228        $18.270        $16.161
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.326        $16.228        $18.270        $16.161        $14.939
  Accumulation Unit Value at
   end of period                  $14.761        $10.326        $16.228        $18.270        $16.161
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.678             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.257             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.249        $16.131        $18.188        $16.113        $14.917
  Accumulation Unit Value at
   end of period                  $14.628        $10.249        $16.131        $18.188        $16.113
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.910        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $15.026        $12.910             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              1             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.910        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $15.026        $12.910             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.311             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.989             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.897        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $14.989        $12.897             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.893        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $14.976        $12.893             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.247             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.523             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.291             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.939             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.880        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $14.939        $12.880             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.290             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.917             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.677             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.232             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.676             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.223             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.675             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.198             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.720        $18.693        $18.194        $17.308        $16.995
  Accumulation Unit Value at
   end of period                  $19.420        $12.720        $18.693        $18.194        $17.308
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,837          4,539          6,128          7,544          9,367
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.537        $18.452        $17.986        $17.136        $16.851
  Accumulation Unit Value at
   end of period                  $19.112        $12.537        $18.452        $17.986        $17.136
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47             51             79            112            133
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.520        $18.436        $17.980        $17.138        $16.862
  Accumulation Unit Value at
   end of period                  $19.077        $12.520        $18.436        $17.980        $17.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      40             46             23             23             27
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.340        $18.198        $17.775        $16.968        $16.719
  Accumulation Unit Value at
   end of period                  $18.774        $12.340        $18.198        $17.775        $16.968
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6             10             18             18             26
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.340        $18.198        $17.775        $16.968        $16.719
  Accumulation Unit Value at
   end of period                  $18.774        $12.340        $18.198        $17.775        $16.968
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6             10             18             18             26
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.221        $18.051        $17.657        $16.881        $16.659
  Accumulation Unit Value at
   end of period                  $18.566        $12.221        $18.051        $17.657        $16.881
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              3              2              2
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.221        $18.051        $17.657        $16.881        $16.659
  Accumulation Unit Value at
   end of period                  $18.566        $12.221        $18.051        $17.657        $16.881
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              3              2              2

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.727        $13.261        $12.663        $12.369        $12.532
  Accumulation Unit Value at
   end of period                  $16.995        $15.727        $13.261        $12.663        $12.369
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  11,242         13,126         15,184         18,982         21,753
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $15.618        $13.188        $12.612        $12.338        $12.520
  Accumulation Unit Value at
   end of period                  $16.851        $15.618        $13.188        $12.612        $12.338
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     151            182            166            170            121
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $15.636        $13.210        $12.640        $12.733             --
  Accumulation Unit Value at
   end of period                  $16.862        $15.636        $13.210        $12.640             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             28             26             22             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.527        $13.138        $12.488             --             --
  Accumulation Unit Value at
   end of period                  $16.719        $15.527        $13.138             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             32             11             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $15.527        $13.138        $12.589        $12.700             --
  Accumulation Unit Value at
   end of period                  $16.719        $15.527        $13.138        $12.589             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             32             11              6             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.752             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.659             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.494        $13.129        $12.488             --             --
  Accumulation Unit Value at
   end of period                  $16.659        $15.494        $13.129             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.182        $18.002        $17.618        $16.852        $16.639
  Accumulation Unit Value at
   end of period                  $18.498        $12.182        $18.002        $17.618        $16.852
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.829        $11.580        $11.344        $10.862        $10.735
  Accumulation Unit Value at
   end of period                  $11.875         $7.829        $11.580        $11.344        $10.862
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.066        $17.857        $17.502        $16.766        $16.579
  Accumulation Unit Value at
   end of period                  $18.293        $12.066        $17.857        $17.502        $16.766
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.066        $17.857        $17.502        $16.766        $16.579
  Accumulation Unit Value at
   end of period                  $18.293        $12.066        $17.857        $17.502        $16.766
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              2              2              2              2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.436             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.814             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.975        $17.750        $17.423        $16.716        $16.554
  Accumulation Unit Value at
   end of period                  $18.129        $11.975        $17.750        $17.423        $16.716
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.434             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.788             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.434             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.779             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.432             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.754             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.483        $13.127        $12.488             --             --
  Accumulation Unit Value at
   end of period                  $16.639        $15.483        $13.127             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.165             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.735             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.705             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.579             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.450        $13.118        $12.488             --             --
  Accumulation Unit Value at
   end of period                  $16.579        $15.450        $13.118             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.703             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.554             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.343        $16.676        $16.345        $13.911        $13.345
  Accumulation Unit Value at
   end of period                  $14.308        $11.343        $16.676        $16.345        $13.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,376          1,987          2,365          2,475          2,372
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.247        $16.560        $16.255        $13.855        $13.311
  Accumulation Unit Value at
   end of period                  $14.166        $11.247        $16.560        $16.255        $13.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      40             22             26             31             28
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.215        $16.521        $16.226        $13.837        $13.300
  Accumulation Unit Value at
   end of period                  $14.119        $11.215        $16.521        $16.226        $13.837
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19              4              9              9              4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.120        $16.406        $16.137        $13.782        $13.267
  Accumulation Unit Value at
   end of period                  $13.978        $11.120        $16.406        $16.137        $13.782
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15              4             10             14             14
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.120        $16.406        $16.137        $13.782        $13.267
  Accumulation Unit Value at
   end of period                  $13.978        $11.120        $16.406        $16.137        $13.782
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15              4             10             14             14
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.026        $16.291        $16.048        $13.727        $13.234
  Accumulation Unit Value at
   end of period                  $13.839        $11.026        $16.291        $16.048        $13.727
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4             --              1              1             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.026        $16.291        $16.048        $13.727        $13.234
  Accumulation Unit Value at
   end of period                  $13.839        $11.026        $16.291        $16.048        $13.727
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4             --              1              1             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.995        $16.253        $16.019        $13.708        $13.223
  Accumulation Unit Value at
   end of period                  $13.793        $10.995        $16.253        $16.019        $13.708
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              5              5              5              5
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.121        $13.497        $13.315        $11.406        $11.013
  Accumulation Unit Value at
   end of period                  $11.431         $9.121        $13.497        $13.315        $11.406
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.902        $16.140        $15.931        $13.654        $13.190
  Accumulation Unit Value at
   end of period                  $13.656        $10.902        $16.140        $15.931        $13.654
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  --------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.068        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.345        $12.068             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,962          1,103             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.056        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.311        $12.056             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14              9             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.052        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.300        $12.052             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.040        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.267        $12.040             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              6             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.040        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.267        $12.040             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              6             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.108             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.234             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.028        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.234        $12.028             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.023        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.223        $12.023             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              5             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.090             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.013             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.090             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.190             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.902        $16.140        $15.931        $13.654        $13.190
  Accumulation Unit Value at
   end of period                  $13.656        $10.902        $16.140        $15.931        $13.654
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.430             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.058             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.820        $16.043        $15.859        $13.613        $13.170
  Accumulation Unit Value at
   end of period                  $13.533        $10.820        $16.043        $15.859        $13.613
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.429             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.037             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.428             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.030             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.427             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.008             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.030        $37.976        $37.331        $33.490        $31.682
  Accumulation Unit Value at
   end of period                  $33.410        $25.030        $37.976        $37.331        $33.490
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,041          2,389          2,992          3,587          4,239
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $24.669        $37.486        $36.904        $33.157        $31.414
  Accumulation Unit Value at
   end of period                  $32.880        $24.669        $37.486        $36.904        $33.157
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              7             13             17             14
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $24.636        $37.454        $36.891        $33.162        $31.434
  Accumulation Unit Value at
   end of period                  $32.819        $24.636        $37.454        $36.891        $33.162
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             38             20              2              2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $24.282        $36.970        $36.470        $32.833        $31.168
  Accumulation Unit Value at
   end of period                  $32.298        $24.282        $36.970        $36.470        $32.833
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              4              6              8              8

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.011        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.190        $12.011             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.088             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.170             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $29.406        $24.435        $28.276        $31.287        $33.370
  Accumulation Unit Value at
   end of period                  $31.682        $29.406        $24.435        $28.276        $31.287
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,888          5,759          7,044          9,138         11,495
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $29.201        $24.301        $28.163        $31.209        $33.337
  Accumulation Unit Value at
   end of period                  $31.414        $29.201        $24.301        $28.163        $31.209
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             17             26             25             19
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $29.235        $24.341        $28.224        $31.384             --
  Accumulation Unit Value at
   end of period                  $31.434        $29.235        $24.341        $28.224             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              6              2             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $29.031        $24.208        $23.427             --             --
  Accumulation Unit Value at
   end of period                  $31.168        $29.031        $24.208             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              6              1             --             --

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $24.282        $36.970        $36.470        $32.833        $31.168
  Accumulation Unit Value at
   end of period                  $32.298        $24.282        $36.970        $36.470        $32.833
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              4              6              8              8
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $24.049        $36.671        $36.229        $32.665        $31.055
  Accumulation Unit Value at
   end of period                  $31.941        $24.049        $36.671        $36.229        $32.665
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $24.049        $36.671        $36.229        $32.665        $31.055
  Accumulation Unit Value at
   end of period                  $31.941        $24.049        $36.671        $36.229        $32.665
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $23.972        $36.572        $36.149        $32.609        $31.018
  Accumulation Unit Value at
   end of period                  $31.823        $23.972        $36.572        $36.149        $32.609
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.245        $12.592        $12.458        $11.250        $10.711
  Accumulation Unit Value at
   end of period                  $10.935         $8.245        $12.592        $12.458        $11.250
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $23.742        $36.276        $35.910        $32.442        $30.905
  Accumulation Unit Value at
   end of period                  $31.470        $23.742        $36.276        $35.910        $32.442
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $23.742        $36.276        $35.910        $32.442        $30.905
  Accumulation Unit Value at
   end of period                  $31.470        $23.742        $36.276        $35.910        $32.442
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.450             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.845             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $23.564        $36.059        $35.749        $32.345        $30.859
  Accumulation Unit Value at
   end of period                  $31.188        $23.564        $36.059        $35.749        $32.345
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.449             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.823             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $29.031        $24.208        $28.111        $31.302             --
  Accumulation Unit Value at
   end of period                  $31.168        $29.031        $24.208        $28.111             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              6              1              1             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $29.312             --             --             --             --
  Accumulation Unit Value at
   end of period                  $31.055             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $28.969        $24.193        $23.427             --             --
  Accumulation Unit Value at
   end of period                  $31.055        $28.969        $24.193             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $28.949        $24.188        $23.427             --             --
  Accumulation Unit Value at
   end of period                  $31.018        $28.949        $24.188             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.124             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.711             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $29.224             --             --             --             --
  Accumulation Unit Value at
   end of period                  $30.905             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $28.887        $24.173        $23.426             --             --
  Accumulation Unit Value at
   end of period                  $30.905        $28.887        $24.173             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $29.220             --             --             --             --
  Accumulation Unit Value at
   end of period                  $30.859             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.448             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.815             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.447             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.792             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $16.412        $30.394        $28.183        $23.141        $21.512
  Accumulation Unit Value at
   end of period                  $21.065        $16.412        $30.394        $28.183        $23.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,309          5,057          6,431          7,609          9,326
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $16.176        $30.002        $27.861        $22.911        $21.330
  Accumulation Unit Value at
   end of period                  $20.730        $16.176        $30.002        $27.861        $22.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             38             57             71             78
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $16.154        $29.977        $27.852        $22.915        $21.344
  Accumulation Unit Value at
   end of period                  $20.692        $16.154        $29.977        $27.852        $22.915
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6             12             14             16             20
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.921        $29.589        $27.533        $22.687        $21.163
  Accumulation Unit Value at
   end of period                  $20.364        $15.921        $29.589        $27.533        $22.687
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              5              6              7             10
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $15.921        $29.589        $27.533        $22.687        $21.163
  Accumulation Unit Value at
   end of period                  $20.364        $15.921        $29.589        $27.533        $22.687
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              5              6              7             10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.769        $29.350        $27.351        $22.571        $21.087
  Accumulation Unit Value at
   end of period                  $20.138        $15.769        $29.350        $27.351        $22.571
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.769        $29.350        $27.351        $22.571        $21.087
  Accumulation Unit Value at
   end of period                  $20.138        $15.769        $29.350        $27.351        $22.571
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.718        $29.270        $27.291        $22.532        $21.061
  Accumulation Unit Value at
   end of period                  $20.064        $15.718        $29.270        $27.291        $22.532
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $19.146        $14.988        $19.527        $28.154        $40.580
  Accumulation Unit Value at
   end of period                  $21.512        $19.146        $14.988        $19.527        $28.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  11,161         13,458         16,756         22,635         28,837
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $19.013        $14.906        $19.449        $28.084        $40.540
  Accumulation Unit Value at
   end of period                  $21.330        $19.013        $14.906        $19.449        $28.084
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      87            104            140            182            151
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $19.035        $14.931        $19.491        $28.200             --
  Accumulation Unit Value at
   end of period                  $21.344        $19.035        $14.931        $19.491             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             20             20             16             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.902        $14.849        $14.295             --             --
  Accumulation Unit Value at
   end of period                  $21.163        $18.902        $14.849             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             12             12             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $18.902        $14.849        $19.414        $28.127             --
  Accumulation Unit Value at
   end of period                  $21.163        $18.902        $14.849        $19.414             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             12             12             12             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $19.260             --             --             --             --
  Accumulation Unit Value at
   end of period                  $21.087             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.862        $14.839        $14.294             --             --
  Accumulation Unit Value at
   end of period                  $21.087        $18.862        $14.839             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.848        $14.836        $14.294             --             --
  Accumulation Unit Value at
   end of period                  $21.061        $18.848        $14.836             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.324        $15.517        $14.482        $11.969        $11.198
  Accumulation Unit Value at
   end of period                  $10.615         $8.324        $15.517        $14.482        $11.969
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.568        $29.034        $27.111        $22.417        $20.985
  Accumulation Unit Value at
   end of period                  $19.842        $15.568        $29.034        $27.111        $22.417
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.568        $29.034        $27.111        $22.417        $20.985
  Accumulation Unit Value at
   end of period                  $19.842        $15.568        $29.034        $27.111        $22.417
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.547             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.436             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.451        $28.860        $26.989        $22.350        $20.953
  Accumulation Unit Value at
   end of period                  $19.664        $15.451        $28.860        $26.989        $22.350
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.546             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.414             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.545             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.407             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.544             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.385             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.994        $12.196        $12.413        $12.214        $10.913
  Accumulation Unit Value at
   end of period                  $12.463         $9.994        $12.196        $12.413        $12.214
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,837          2,165          2,789          3,885          5,422
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.850        $12.038        $12.271        $12.092        $10.821
  Accumulation Unit Value at
   end of period                  $12.265         $9.850        $12.038        $12.271        $12.092
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             37             46             71             93

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.242             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.198             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $19.202             --             --             --             --
  Accumulation Unit Value at
   end of period                  $20.985             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.808        $14.827        $14.294             --             --
  Accumulation Unit Value at
   end of period                  $20.985        $18.808        $14.827             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $19.199             --             --             --             --
  Accumulation Unit Value at
   end of period                  $20.953             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.314         $8.804        $11.189        $14.101        $10.277
  Accumulation Unit Value at
   end of period                  $10.913        $10.314         $8.804        $11.189        $14.101
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,382          7,699          9,319         12,343         14,591
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.242         $8.755        $11.144        $14.066        $10.267
  Accumulation Unit Value at
   end of period                  $10.821        $10.242         $8.755        $11.144        $14.066
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     106            133            167            200            157

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.837        $12.028        $12.267        $12.094        $10.828
  Accumulation Unit Value at
   end of period                  $12.242         $9.837        $12.028        $12.267        $12.094
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6             13             24             25             28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.695        $11.873        $12.126        $11.974        $10.736
  Accumulation Unit Value at
   end of period                  $12.048         $9.695        $11.873        $12.126        $11.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             14             24             28             29
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.695        $11.873        $12.126        $11.974        $10.736
  Accumulation Unit Value at
   end of period                  $12.048         $9.695        $11.873        $12.126        $11.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             14             24             28             29
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.602        $11.776        $12.046        $11.912        $10.697
  Accumulation Unit Value at
   end of period                  $11.914         $9.602        $11.776        $12.046        $11.912
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              2              2              2
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.602        $11.776        $12.046        $11.912        $10.697
  Accumulation Unit Value at
   end of period                  $11.914         $9.602        $11.776        $12.046        $11.912
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              2              2              2
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.571        $11.745        $12.020        $11.892        $10.684
  Accumulation Unit Value at
   end of period                  $11.870         $9.571        $11.745        $12.020        $11.892
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.388        $11.531        $11.813        $11.699        $10.522
  Accumulation Unit Value at
   end of period                  $11.631         $9.388        $11.531        $11.813        $11.699
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.480        $11.649        $11.940        $11.831        $10.646
  Accumulation Unit Value at
   end of period                  $11.739         $9.480        $11.649        $11.940        $11.831
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.480        $11.649        $11.940        $11.831        $10.646
  Accumulation Unit Value at
   end of period                  $11.739         $9.480        $11.649        $11.940        $11.831
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              3              3              3              3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.630             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.157             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.253         $8.770        $11.168        $12.842             --
  Accumulation Unit Value at
   end of period                  $10.828        $10.253         $8.770        $11.168             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      28             31             27             37             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.182         $8.722         $8.437             --             --
  Accumulation Unit Value at
   end of period                  $10.736        $10.182         $8.722             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             31             12             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.182         $8.722        $11.124        $12.808             --
  Accumulation Unit Value at
   end of period                  $10.736        $10.182         $8.722        $11.124             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             31             12             15             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.374             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.697             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.160         $8.716         $8.437             --             --
  Accumulation Unit Value at
   end of period                  $10.697        $10.160         $8.716             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.153         $8.714         $8.437             --             --
  Accumulation Unit Value at
   end of period                  $10.684        $10.153         $8.714             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.218             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.522             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.343             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.646             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.132         $8.709         $8.437             --             --
  Accumulation Unit Value at
   end of period                  $10.646        $10.132         $8.709             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.409        $11.580        $11.887        $11.796        $10.630
  Accumulation Unit Value at
   end of period                  $11.634         $9.409        $11.580        $11.887        $11.796
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.629             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.135             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.628             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.128             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.626             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.106             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $24.349        $35.441        $29.889        $23.808        $22.162
  Accumulation Unit Value at
   end of period                  $25.849        $24.349        $35.441        $29.889        $23.808
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,978          3,573          4,532          5,324          6,628
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $23.998        $34.984        $29.548        $23.572        $21.974
  Accumulation Unit Value at
   end of period                  $25.439        $23.998        $34.984        $29.548        $23.572
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             26             34             50             62
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $23.966        $34.954        $29.538        $23.575        $21.989
  Accumulation Unit Value at
   end of period                  $25.392        $23.966        $34.954        $29.538        $23.575
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              7             11             11             16
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $23.621        $34.503        $29.200        $23.341        $21.803
  Accumulation Unit Value at
   end of period                  $24.989        $23.621        $34.503        $29.200        $23.341
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              5              6              6              7
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $23.621        $34.503        $29.200        $23.341        $21.803
  Accumulation Unit Value at
   end of period                  $24.989        $23.621        $34.503        $29.200        $23.341
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              5              6              6              7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $23.395        $34.224        $29.007        $23.222        $21.724
  Accumulation Unit Value at
   end of period                  $24.713        $23.395        $34.224        $29.007        $23.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              3              3

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.342             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.630             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.441        $14.960        $19.919        $25.946        $22.360
  Accumulation Unit Value at
   end of period                  $22.162        $18.441        $14.960        $19.919        $25.946
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,655          8,910         10,956         15,142         18,525
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $18.313        $14.878        $19.839        $25.882        $22.338
  Accumulation Unit Value at
   end of period                  $21.974        $18.313        $14.878        $19.839        $25.882
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      71             77            101            119             85
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $18.334        $14.903        $19.882        $24.960             --
  Accumulation Unit Value at
   end of period                  $21.989        $18.334        $14.903        $19.882             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             19             22             21             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.206        $14.821        $13.975             --             --
  Accumulation Unit Value at
   end of period                  $21.803        $18.206        $14.821             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             11              6             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $18.206        $14.821        $19.803        $24.895             --
  Accumulation Unit Value at
   end of period                  $21.803        $18.206        $14.821        $19.803             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             11              6             10             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $18.472             --             --             --             --
  Accumulation Unit Value at
   end of period                  $21.724             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $23.395        $34.224        $29.007        $23.222        $21.724
  Accumulation Unit Value at
   end of period                  $24.713        $23.395        $34.224        $29.007        $23.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              3              3
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $23.320        $34.131        $28.943        $23.182        $21.698
  Accumulation Unit Value at
   end of period                  $24.621        $23.320        $34.131        $28.943        $23.182
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.781        $18.725        $15.894        $12.743        $11.939
  Accumulation Unit Value at
   end of period                  $13.480        $12.781        $18.725        $15.894        $12.743
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $23.096        $33.855        $28.752        $23.063        $21.619
  Accumulation Unit Value at
   end of period                  $24.349        $23.096        $33.855        $28.752        $23.063
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $23.096        $33.855        $28.752        $23.063        $21.619
  Accumulation Unit Value at
   end of period                  $24.349        $23.096        $33.855        $28.752        $23.063
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.164             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.710             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $22.924        $33.653        $28.623        $22.994        $21.587
  Accumulation Unit Value at
   end of period                  $24.131        $22.924        $33.653        $28.623        $22.994
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.163             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.692             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.162             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.686             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.161             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.669             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.167        $14.812        $13.975             --             --
  Accumulation Unit Value at
   end of period                  $21.724        $18.167        $14.812             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.154        $14.809        $13.975             --             --
  Accumulation Unit Value at
   end of period                  $21.698        $18.154        $14.809             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.166             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.939             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $18.417             --             --             --             --
  Accumulation Unit Value at
   end of period                  $21.619             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.116        $14.800        $13.975             --             --
  Accumulation Unit Value at
   end of period                  $21.619        $18.116        $14.800             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $18.414             --             --             --             --
  Accumulation Unit Value at
   end of period                  $21.587             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $33.447        $55.213        $59.436        $51.874        $49.863
  Accumulation Unit Value at
   end of period                  $42.930        $33.447        $55.213        $59.436        $51.874
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,813         15,309         19,907         24,905         31,393
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $32.965        $54.500        $58.756        $51.358        $49.441
  Accumulation Unit Value at
   end of period                  $42.248        $32.965        $54.500        $58.756        $51.358
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      79             91            141            198            276
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $32.921        $54.454        $58.736        $51.366        $49.473
  Accumulation Unit Value at
   end of period                  $42.170        $32.921        $54.454        $58.736        $51.366
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             17             27             30             36
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $32.447        $53.751        $58.065        $50.855        $49.055
  Accumulation Unit Value at
   end of period                  $41.501        $32.447        $53.751        $58.065        $50.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             21             27             38             45
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $32.447        $53.751        $58.065        $50.855        $49.055
  Accumulation Unit Value at
   end of period                  $41.501        $32.447        $53.751        $58.065        $50.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             21             27             38             45
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $32.136        $53.316        $57.681        $50.595        $48.877
  Accumulation Unit Value at
   end of period                  $41.042        $32.136        $53.316        $57.681        $50.595
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              5              3              4              5
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $32.136        $53.316        $57.681        $50.595        $48.877
  Accumulation Unit Value at
   end of period                  $41.042        $32.136        $53.316        $57.681        $50.595
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              5              3              4              5
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $32.033        $53.172        $57.554        $50.508        $48.818
  Accumulation Unit Value at
   end of period                  $40.890        $32.033        $53.172        $57.554        $50.508
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.149        $11.878        $12.870        $11.305        $10.938
  Accumulation Unit Value at
   end of period                   $9.116         $7.149        $11.878        $12.870        $11.305
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --              2              3
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $31.726        $52.741        $57.174        $50.250        $48.641
  Accumulation Unit Value at
   end of period                  $40.437        $31.726        $52.741        $57.174        $50.250
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              1              1              1              1

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  --------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $45.405        $36.059        $45.028        $48.663        $45.646
  Accumulation Unit Value at
   end of period                  $49.863        $45.405        $36.059        $45.028        $48.663
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  38,625         46,246         56,162         71,243         82,533
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $45.089        $35.861        $44.848        $48.542        $45.601
  Accumulation Unit Value at
   end of period                  $49.441        $45.089        $35.861        $44.848        $48.542
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     303            345            395            440            367
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $45.141        $35.920        $44.945        $49.117             --
  Accumulation Unit Value at
   end of period                  $49.473        $45.141        $35.920        $44.945             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      39             44             48             43             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $44.826        $35.723        $33.982             --             --
  Accumulation Unit Value at
   end of period                  $49.055        $44.826        $35.723             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             60             34             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $44.826        $35.723        $44.766        $48.989             --
  Accumulation Unit Value at
   end of period                  $49.055        $44.826        $35.723        $44.766             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             60             34             19             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $45.387             --             --             --             --
  Accumulation Unit Value at
   end of period                  $48.877             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $44.731        $35.701        $33.982             --             --
  Accumulation Unit Value at
   end of period                  $48.877        $44.731        $35.701             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              2             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $44.699        $35.693        $33.981             --             --
  Accumulation Unit Value at
   end of period                  $48.818        $44.699        $35.693             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.171             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.938             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $45.251             --             --             --             --
  Accumulation Unit Value at
   end of period                  $48.641             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $31.726        $52.741        $57.174        $50.250        $48.641
  Accumulation Unit Value at
   end of period                  $40.437        $31.726        $52.741        $57.174        $50.250
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.255             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.064             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $31.488        $52.425        $56.917        $50.099        $48.568
  Accumulation Unit Value at
   end of period                  $40.074        $31.488        $52.425        $56.917        $50.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.253             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.043             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.253             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.035             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.251             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.014             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $3.124         $5.079         $4.867         $4.539         $4.411
  Accumulation Unit Value at
   end of period                   $4.351         $3.124         $5.079         $4.867         $4.539
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,101          1,055          1,374          1,788          2,231
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $3.082         $5.019         $4.817         $4.499         $4.379
  Accumulation Unit Value at
   end of period                   $4.287         $3.082         $5.019         $4.817         $4.499
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             18             22             32             35
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $3.074         $5.009         $4.810         $4.495         $4.377
  Accumulation Unit Value at
   end of period                   $4.274         $3.074         $5.009         $4.810         $4.495
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             15             20             53             53
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $3.034         $4.950         $4.760         $4.455         $4.345
  Accumulation Unit Value at
   end of period                   $4.211         $3.034         $4.950         $4.760         $4.455
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              3              5              5              9

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $44.604        $35.671        $33.981             --             --
  Accumulation Unit Value at
   end of period                  $48.641        $44.604        $35.671             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $45.245             --             --             --             --
  Accumulation Unit Value at
   end of period                  $48.568             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.383         $3.600         $5.169         $7.701        $10.000
  Accumulation Unit Value at
   end of period                   $4.411         $4.383         $3.600         $5.169         $7.701
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,931          3,698          3,699          4,403          4,377
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.357         $3.584         $5.154         $7.690        $10.000
  Accumulation Unit Value at
   end of period                   $4.379         $4.357         $3.584         $5.154         $7.690
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      48             52             48             53             70
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.357         $3.586         $5.160         $8.077             --
  Accumulation Unit Value at
   end of period                   $4.377         $4.357         $3.586         $5.160             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56             72             83             84             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.332         $3.570         $3.452             --             --
  Accumulation Unit Value at
   end of period                   $4.345         $4.332         $3.570             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             14             11             --             --

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $3.034         $4.950         $4.760         $4.455         $4.345
  Accumulation Unit Value at
   end of period                   $4.211         $3.034         $4.950         $4.760         $4.455
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              3              5              5              9
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $3.005         $4.910         $4.729         $4.432         $4.329
  Accumulation Unit Value at
   end of period                   $4.164         $3.005         $4.910         $4.729         $4.432
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              2             --             --              2
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $3.005         $4.910         $4.729         $4.432         $4.329
  Accumulation Unit Value at
   end of period                   $4.164         $3.005         $4.910         $4.729         $4.432
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              2             --             --              2
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.995         $4.897         $4.719         $4.424         $4.324
  Accumulation Unit Value at
   end of period                   $4.149         $2.995         $4.897         $4.719         $4.424
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.914        $11.316        $10.915        $10.245        $10.022
  Accumulation Unit Value at
   end of period                   $9.568         $6.914        $11.316        $10.915        $10.245
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --              2              2
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.966         $4.857         $4.687         $4.402         $4.308
  Accumulation Unit Value at
   end of period                   $4.103         $2.966         $4.857         $4.687         $4.402
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.966         $4.857         $4.687         $4.402         $4.308
  Accumulation Unit Value at
   end of period                   $4.103         $2.966         $4.857         $4.687         $4.402
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.367             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.333             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.944         $4.828         $4.666         $4.389         $4.302
  Accumulation Unit Value at
   end of period                   $4.066         $2.944         $4.828         $4.666         $4.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.365             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.309             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.332         $3.570         $5.145         $8.064             --
  Accumulation Unit Value at
   end of period                   $4.345         $4.332         $3.570         $5.145             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             14             11             10             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.381             --             --             --             --
  Accumulation Unit Value at
   end of period                   $4.329             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.322         $3.568         $3.452             --             --
  Accumulation Unit Value at
   end of period                   $4.329         $4.322         $3.568             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.319         $3.567         $3.452             --             --
  Accumulation Unit Value at
   end of period                   $4.324         $4.319         $3.567             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.156             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.022             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.368             --             --             --             --
  Accumulation Unit Value at
   end of period                   $4.308             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.310         $3.565         $3.452             --             --
  Accumulation Unit Value at
   end of period                   $4.308         $4.310         $3.565             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.367             --             --             --             --
  Accumulation Unit Value at
   end of period                   $4.302             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.365             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.301             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.363             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.278             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.469        $34.907        $34.266        $31.418        $30.794
  Accumulation Unit Value at
   end of period                  $37.751        $25.469        $34.907        $34.266        $31.418
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,136          2,428          3,056          4,018          5,103
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $25.102        $34.456        $33.874        $31.106        $30.533
  Accumulation Unit Value at
   end of period                  $37.152        $25.102        $34.456        $33.874        $31.106
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             23             37             57             67
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $25.068        $34.427        $33.862        $31.111        $30.553
  Accumulation Unit Value at
   end of period                  $37.084        $25.068        $34.427        $33.862        $31.111
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              9             19             20             50
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $24.708        $33.983        $33.475        $30.801        $30.295
  Accumulation Unit Value at
   end of period                  $36.496        $24.708        $33.983        $33.475        $30.801
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              9             10             12             15
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $24.708        $33.983        $33.475        $30.801        $30.295
  Accumulation Unit Value at
   end of period                  $36.496        $24.708        $33.983        $33.475        $30.801
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              9             10             12             15
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $24.471        $33.708        $33.254        $30.644        $30.185
  Accumulation Unit Value at
   end of period                  $36.092        $24.471        $33.708        $33.254        $30.644
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --              1              1              2
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $24.471        $33.708        $33.254        $30.644        $30.185
  Accumulation Unit Value at
   end of period                  $36.092        $24.471        $33.708        $33.254        $30.644
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --              1              1              2
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $24.393        $33.617        $33.181        $30.592        $30.149
  Accumulation Unit Value at
   end of period                  $35.958        $24.393        $33.617        $33.181        $30.592
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $28.136        $22.492        $22.932        $22.388        $24.799
  Accumulation Unit Value at
   end of period                  $30.794        $28.136        $22.492        $22.932        $22.388
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,645          8,151          9,122         11,614         13,446
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $27.940        $22.368        $22.841        $22.332        $24.774
  Accumulation Unit Value at
   end of period                  $30.533        $27.940        $22.368        $22.841        $22.332
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      81             89             95             92             65
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $27.972        $22.405        $22.890        $23.534             --
  Accumulation Unit Value at
   end of period                  $30.553        $27.972        $22.405        $22.890             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50             50             42             16             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $27.777        $22.283        $21.267             --             --
  Accumulation Unit Value at
   end of period                  $30.295        $27.777        $22.283             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             25             12             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $27.777        $22.283        $22.799        $23.472             --
  Accumulation Unit Value at
   end of period                  $30.295        $27.777        $22.283        $22.799             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             25             12              2             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $28.196             --             --             --             --
  Accumulation Unit Value at
   end of period                  $30.185             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $27.718        $22.269        $21.266             --             --
  Accumulation Unit Value at
   end of period                  $30.185        $27.718        $22.269             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $27.698        $22.264        $21.266             --             --
  Accumulation Unit Value at
   end of period                  $30.149        $27.698        $22.264             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.762        $12.088        $11.943        $11.022        $10.873
  Accumulation Unit Value at
   end of period                  $12.904         $8.762        $12.088        $11.943        $11.022
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $24.159        $33.345        $32.962        $30.435        $30.040
  Accumulation Unit Value at
   end of period                  $35.560        $24.159        $33.345        $32.962        $30.435
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $24.159        $33.345        $32.962        $30.435        $30.040
  Accumulation Unit Value at
   end of period                  $35.560        $24.159        $33.345        $32.962        $30.435
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.437             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.355             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $23.978        $33.145        $32.814        $30.344        $29.995
  Accumulation Unit Value at
   end of period                  $35.242        $23.978        $33.145        $32.814        $30.344
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.435             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.330             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.435             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.321             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.433             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.296             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $21.579        $28.713        $27.613        $26.713        $26.404
  Accumulation Unit Value at
   end of period                  $31.329        $21.579        $28.713        $27.613        $26.713
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,987          4,833          6,370          7,864         10,114
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $21.269        $28.342        $27.298        $26.448        $26.181
  Accumulation Unit Value at
   end of period                  $30.832        $21.269        $28.342        $27.298        $26.448
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50             57             91            107            131

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.171             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.873             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $28.111             --             --             --             --
  Accumulation Unit Value at
   end of period                  $30.040             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $27.639        $22.250        $21.266             --             --
  Accumulation Unit Value at
   end of period                  $30.040        $27.639        $22.250             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $28.108             --             --             --             --
  Accumulation Unit Value at
   end of period                  $29.995             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $25.569        $24.767        $23.235        $21.913        $20.574
  Accumulation Unit Value at
   end of period                  $26.404        $25.569        $24.767        $23.235        $21.913
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,220         15,178         19,130         20,633         21,182
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $25.391        $24.631        $23.143        $21.858        $20.554
  Accumulation Unit Value at
   end of period                  $26.181        $25.391        $24.631        $23.143        $21.858
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     155            180            204            191            122

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $21.240        $28.318        $27.288        $26.452        $26.198
  Accumulation Unit Value at
   end of period                  $30.775        $21.240        $28.318        $27.288        $26.452
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             16             26             30             40
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $20.935        $27.953        $26.976        $26.189        $25.976
  Accumulation Unit Value at
   end of period                  $30.287        $20.935        $27.953        $26.976        $26.189
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             22             34             42             47
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $20.935        $27.953        $26.976        $26.189        $25.976
  Accumulation Unit Value at
   end of period                  $30.287        $20.935        $27.953        $26.976        $26.189
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             22             34             42             47
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $20.734        $27.726        $26.798        $26.055        $25.882
  Accumulation Unit Value at
   end of period                  $29.952        $20.734        $27.726        $26.798        $26.055
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             10              8              9             10
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $20.734        $27.726        $26.798        $26.055        $25.882
  Accumulation Unit Value at
   end of period                  $29.952        $20.734        $27.726        $26.798        $26.055
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             10              8              9             10
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $20.668        $27.651        $26.739        $26.010        $25.851
  Accumulation Unit Value at
   end of period                  $29.841        $20.668        $27.651        $26.739        $26.010
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.176        $10.949        $10.599        $10.320        $10.267
  Accumulation Unit Value at
   end of period                  $11.793         $8.176        $10.949        $10.599        $10.320
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --              3              4
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $20.470        $27.428        $26.562        $25.877        $25.757
  Accumulation Unit Value at
   end of period                  $29.511        $20.470        $27.428        $26.562        $25.877
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $20.470        $27.428        $26.562        $25.877        $25.757
  Accumulation Unit Value at
   end of period                  $29.511        $20.470        $27.428        $26.562        $25.877
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.528             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.171             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $25.420        $24.672        $23.192        $22.097             --
  Accumulation Unit Value at
   end of period                  $26.198        $25.420        $24.672        $23.192             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      43             46             54             34             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $25.243        $24.537        $23.891             --             --
  Accumulation Unit Value at
   end of period                  $25.976        $25.243        $24.537             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      45             51             57             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $25.243        $24.537        $23.100        $22.039             --
  Accumulation Unit Value at
   end of period                  $25.976        $25.243        $24.537        $23.100             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      45             51             57             32             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $25.442             --             --             --             --
  Accumulation Unit Value at
   end of period                  $25.882             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $25.189        $24.521        $23.890             --             --
  Accumulation Unit Value at
   end of period                  $25.882        $25.189        $24.521             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              6             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $25.172        $24.516        $23.890             --             --
  Accumulation Unit Value at
   end of period                  $25.851        $25.172        $24.516             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.106             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.267             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $25.366             --             --             --             --
  Accumulation Unit Value at
   end of period                  $25.757             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $25.118        $24.501        $23.890             --             --
  Accumulation Unit Value at
   end of period                  $25.757        $25.118        $24.501             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           25

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $20.317        $27.263        $26.443        $25.800        $25.719
  Accumulation Unit Value at
   end of period                  $29.246        $20.317        $27.263        $26.443        $25.800
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.527             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.146             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.526             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.137             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.525             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.113             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.626        $26.412        $24.661        $19.531        $17.613
  Accumulation Unit Value at
   end of period                  $18.028        $14.626        $26.412        $24.661        $19.531
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,968          3,585          4,677          5,715          6,654
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $14.415        $26.071        $24.379        $19.337        $17.464
  Accumulation Unit Value at
   end of period                  $17.742        $14.415        $26.071        $24.379        $19.337
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      35             42             68             99            107
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $14.396        $26.049        $24.370        $19.340        $17.475
  Accumulation Unit Value at
   end of period                  $17.709        $14.396        $26.049        $24.370        $19.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              6             66             69             18
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.189        $25.712        $24.092        $19.147        $17.327
  Accumulation Unit Value at
   end of period                  $17.428        $14.189        $25.712        $24.092        $19.147
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             11             19             20             25
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $14.189        $25.712        $24.092        $19.147        $17.327
  Accumulation Unit Value at
   end of period                  $17.428        $14.189        $25.712        $24.092        $19.147
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             11             19             20             25
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.053        $25.504        $23.933        $19.049        $17.265
  Accumulation Unit Value at
   end of period                  $17.235        $14.053        $25.504        $23.933        $19.049
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              4              3              3              2

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $25.363             --             --             --             --
  Accumulation Unit Value at
   end of period                  $25.719             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.333        $12.064        $14.833             --             --
  Accumulation Unit Value at
   end of period                  $17.613        $15.333        $12.064             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,902          9,283         11,237             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $15.226        $11.998        $14.774        $18.853        $21.143
  Accumulation Unit Value at
   end of period                  $17.464        $15.226        $11.998        $14.774        $18.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     115            128            156            154            142
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $15.244        $12.018        $14.806        $18.379             --
  Accumulation Unit Value at
   end of period                  $17.475        $15.244        $12.018        $14.806             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             22             29             23             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.138        $11.952        $11.978        $10.000             --
  Accumulation Unit Value at
   end of period                  $17.327        $15.138        $11.952        $11.978             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             28             19             11             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $15.138        $11.952        $14.747        $18.331             --
  Accumulation Unit Value at
   end of period                  $17.327        $15.138        $11.952        $14.747             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             28             19              8             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.350             --             --             --             --
  Accumulation Unit Value at
   end of period                  $17.265             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --

26                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.053        $25.504        $23.933        $19.049        $17.265
  Accumulation Unit Value at
   end of period                  $17.235        $14.053        $25.504        $23.933        $19.049
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              4              3              3              2
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.008        $25.435        $23.880        $19.017        $17.244
  Accumulation Unit Value at
   end of period                  $17.171        $14.008        $25.435        $23.880        $19.017
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.291        $16.887        $15.870        $12.651        $11.483
  Accumulation Unit Value at
   end of period                  $11.377         $9.291        $16.887        $15.870        $12.651
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --              2              3
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.873        $25.229        $23.722        $18.920        $17.181
  Accumulation Unit Value at
   end of period                  $16.981        $13.873        $25.229        $23.722        $18.920
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.873        $25.229        $23.722        $18.920        $17.181
  Accumulation Unit Value at
   end of period                  $16.981        $13.873        $25.229        $23.722        $18.920
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.683             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.069             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.770        $25.078        $23.616        $18.863        $17.155
  Accumulation Unit Value at
   end of period                  $16.829        $13.770        $25.078        $23.616        $18.863
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.681             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.048             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.681             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.041             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.105        $11.944        $11.978             --             --
  Accumulation Unit Value at
   end of period                  $17.265        $15.105        $11.944             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              1             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.095        $11.942        $11.978             --             --
  Accumulation Unit Value at
   end of period                  $17.244        $15.095        $11.942             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.224             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.483             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.304             --             --             --             --
  Accumulation Unit Value at
   end of period                  $17.181             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $15.063        $11.934        $11.977             --             --
  Accumulation Unit Value at
   end of period                  $17.181        $15.063        $11.934             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $15.302             --             --             --             --
  Accumulation Unit Value at
   end of period                  $17.155             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           27

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.679             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.019             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.826        $25.893        $24.473        $19.446        $17.248
  Accumulation Unit Value at
   end of period                  $17.232        $13.826        $25.893        $24.473        $19.446
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,287          2,886          3,985          4,658          4,961
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.627        $25.559        $24.194        $19.252        $17.102
  Accumulation Unit Value at
   end of period                  $16.958        $13.627        $25.559        $24.194        $19.252
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             30             42             52             67
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.609        $25.537        $24.185        $19.255        $17.113
  Accumulation Unit Value at
   end of period                  $16.927        $13.609        $25.537        $24.185        $19.255
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              3              7              7              4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.413        $25.207        $23.909        $19.064        $16.968
  Accumulation Unit Value at
   end of period                  $16.658        $13.413        $25.207        $23.909        $19.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              9              9              9              9
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.413        $25.207        $23.909        $19.064        $16.968
  Accumulation Unit Value at
   end of period                  $16.658        $13.413        $25.207        $23.909        $19.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              9              9              9              9
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.285        $25.003        $23.751        $18.966        $16.907
  Accumulation Unit Value at
   end of period                  $16.474        $13.285        $25.003        $23.751        $18.966
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              4              3              3              3
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.285        $25.003        $23.751        $18.966        $16.907
  Accumulation Unit Value at
   end of period                  $16.474        $13.285        $25.003        $23.751        $18.966
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              4              3              3              3
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.242        $24.936        $23.699        $18.934        $16.886
  Accumulation Unit Value at
   end of period                  $16.413        $13.242        $24.936        $23.699        $18.934
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.332        $17.590        $16.734        $13.383        $11.948
  Accumulation Unit Value at
   end of period                  $11.555         $9.332        $17.590        $16.734        $13.383
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              1              1              3              4

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.418        $10.567        $12.413        $15.868        $15.876
  Accumulation Unit Value at
   end of period                  $17.248        $14.418        $10.567        $12.413        $15.868
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,326          5,578          6,700          8,181          9,605
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $14.317        $10.509        $12.363        $15.829        $15.861
  Accumulation Unit Value at
   end of period                  $17.102        $14.317        $10.509        $12.363        $15.829
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60             56             30             43             45
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $14.334        $10.526        $12.390        $15.361             --
  Accumulation Unit Value at
   end of period                  $17.113        $14.334        $10.526        $12.390             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3              4              2             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.234        $10.468        $10.682             --             --
  Accumulation Unit Value at
   end of period                  $16.968        $14.234        $10.468             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              7              3             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $14.234        $10.468        $12.340        $15.321             --
  Accumulation Unit Value at
   end of period                  $16.968        $14.234        $10.468        $12.340             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              7              3              3             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.419             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.907             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.204        $10.462        $10.681             --             --
  Accumulation Unit Value at
   end of period                  $16.907        $14.204        $10.462             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.193        $10.460        $10.681             --             --
  Accumulation Unit Value at
   end of period                  $16.886        $14.193        $10.460             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.204             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.948             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

28                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.115        $24.734        $23.542        $18.837        $16.825
  Accumulation Unit Value at
   end of period                  $16.231        $13.115        $24.734        $23.542        $18.837
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.115        $24.734        $23.542        $18.837        $16.825
  Accumulation Unit Value at
   end of period                  $16.231        $13.115        $24.734        $23.542        $18.837
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.756             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.305             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.017        $24.586        $23.436        $18.781        $16.800
  Accumulation Unit Value at
   end of period                  $16.086        $13.017        $24.586        $23.436        $18.781
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.755             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.284             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.754             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.276             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.753             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.255             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.213        $19.730        $17.625        $14.138        $12.084
  Accumulation Unit Value at
   end of period                  $15.342        $11.213        $19.730        $17.625        $14.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,617          1,897          2,713          2,889          3,116
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.051        $19.475        $17.423        $13.997        $11.982
  Accumulation Unit Value at
   end of period                  $15.099        $11.051        $19.475        $17.423        $13.997
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             18             25             33             32
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.036        $19.459        $17.417        $13.999        $11.989
  Accumulation Unit Value at
   end of period                  $15.071        $11.036        $19.459        $17.417        $13.999
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              4              8              8              6

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.376             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.825             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.163        $10.453        $10.681             --             --
  Accumulation Unit Value at
   end of period                  $16.825        $14.163        $10.453             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.374             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.800             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.785         $8.187         $9.593        $13.611        $22.468
  Accumulation Unit Value at
   end of period                  $12.084        $10.785         $8.187         $9.593        $13.611
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,068          3,574          4,304          5,733          7,445
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.709         $8.142         $9.555        $13.577        $22.445
  Accumulation Unit Value at
   end of period                  $11.982        $10.709         $8.142         $9.555        $13.577
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             24             32             46             47
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.722         $8.155         $9.576        $13.169             --
  Accumulation Unit Value at
   end of period                  $11.989        $10.722         $8.155         $9.576             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              5              5              3             --

HARTFORD LIFE INSURANCE COMPANY                                           29

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.878        $19.207        $17.218        $13.860        $11.888
  Accumulation Unit Value at
   end of period                  $14.832        $10.878        $19.207        $17.218        $13.860
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              6              8              6              6
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.878        $19.207        $17.218        $13.860        $11.888
  Accumulation Unit Value at
   end of period                  $14.832        $10.878        $19.207        $17.218        $13.860
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              6              8              6              6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.773        $19.052        $17.105        $13.789        $11.845
  Accumulation Unit Value at
   end of period                  $14.668        $10.773        $19.052        $17.105        $13.789
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --              1              1             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.773        $19.052        $17.105        $13.789        $11.845
  Accumulation Unit Value at
   end of period                  $14.668        $10.773        $19.052        $17.105        $13.789
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --              1              1             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.739        $19.000        $17.067        $13.765        $11.831
  Accumulation Unit Value at
   end of period                  $14.613        $10.739        $19.000        $17.067        $13.765
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.127        $17.937        $16.128        $13.021        $11.202
  Accumulation Unit Value at
   end of period                  $13.768        $10.127        $17.937        $16.128        $13.021
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.636        $18.847        $16.954        $13.695        $11.788
  Accumulation Unit Value at
   end of period                  $14.452        $10.636        $18.847        $16.954        $13.695
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.636        $18.847        $16.954        $13.695        $11.788
  Accumulation Unit Value at
   end of period                  $14.452        $10.636        $18.847        $16.954        $13.695
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.714             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.550             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.556        $18.734        $16.878        $13.654        $11.770
  Accumulation Unit Value at
   end of period                  $14.322        $10.556        $18.734        $16.878        $13.654
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.647         $8.110         $8.217             --             --
  Accumulation Unit Value at
   end of period                  $11.888        $10.647         $8.110             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3              1             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.647         $8.110         $9.538        $13.135             --
  Accumulation Unit Value at
   end of period                  $11.888        $10.647         $8.110         $9.538             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3              1              1             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.693             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.845             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.624         $8.105         $8.217             --             --
  Accumulation Unit Value at
   end of period                  $11.845        $10.624         $8.105             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.617         $8.104         $8.217             --             --
  Accumulation Unit Value at
   end of period                  $11.831        $10.617         $8.104             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.127             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.202             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.661             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.788             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.594         $8.098         $8.216             --             --
  Accumulation Unit Value at
   end of period                  $11.788        $10.594         $8.098             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.660             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.770             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

30                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.712             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.526             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.712             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.518             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.710             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.495             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.261        $10.484        $11.181         $9.925         $9.232
  Accumulation Unit Value at
   end of period                   $8.099         $6.261        $10.484        $11.181         $9.925
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,332          5,926          8,023         10,726         13,815
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.171        $10.349        $11.053         $9.827         $9.154
  Accumulation Unit Value at
   end of period                   $7.970         $6.171        $10.349        $11.053         $9.827
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     121            123            152            227            310
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.162        $10.340        $11.049         $9.828         $9.160
  Accumulation Unit Value at
   end of period                   $7.955         $6.162        $10.340        $11.049         $9.828
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             15             34             38             43
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.074        $10.207        $10.923         $9.730         $9.082
  Accumulation Unit Value at
   end of period                   $7.829         $6.074        $10.207        $10.923         $9.730
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             19             28             30             34
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.074        $10.207        $10.923         $9.730         $9.082
  Accumulation Unit Value at
   end of period                   $7.829         $6.074        $10.207        $10.923         $9.730
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             19             28             30             34
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.015        $10.124        $10.851         $9.681         $9.049
  Accumulation Unit Value at
   end of period                   $7.742         $6.015        $10.124        $10.851         $9.681
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              5              3              2              2
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.015        $10.124        $10.851         $9.681         $9.049
  Accumulation Unit Value at
   end of period                   $7.742         $6.015        $10.124        $10.851         $9.681
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              5              3              2              2

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.280         $6.598         $8.767        $11.793        $14.669
  Accumulation Unit Value at
   end of period                   $9.232         $8.280         $6.598         $8.767        $11.793
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  16,476         19,469         23,197         31,300         35,711
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.222         $6.562         $8.732        $11.764        $14.655
  Accumulation Unit Value at
   end of period                   $9.154         $8.222         $6.562         $8.732        $11.764
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     369            442            529            639            557
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.231         $6.573         $8.751        $11.752             --
  Accumulation Unit Value at
   end of period                   $9.160         $8.231         $6.573         $8.751             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47             64             61             42             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.174         $6.537         $6.128             --             --
  Accumulation Unit Value at
   end of period                   $9.082         $8.174         $6.537             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      41             49             26             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.174         $6.537         $8.716        $11.721             --
  Accumulation Unit Value at
   end of period                   $9.082         $8.174         $6.537         $8.716             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      41             49             26             12             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.326             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.049             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.156         $6.533         $6.128             --             --
  Accumulation Unit Value at
   end of period                   $9.049         $8.156         $6.533             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           31

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.996        $10.097        $10.827         $9.664         $9.038
  Accumulation Unit Value at
   end of period                   $7.714         $5.996        $10.097        $10.827         $9.664
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.328        $12.351        $13.257        $11.846        $11.090
  Accumulation Unit Value at
   end of period                   $9.417         $7.328        $12.351        $13.257        $11.846
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --              2              2
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.939        $10.015        $10.755         $9.615         $9.005
  Accumulation Unit Value at
   end of period                   $7.628         $5.939        $10.015        $10.755         $9.615
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.939        $10.015        $10.755         $9.615         $9.005
  Accumulation Unit Value at
   end of period                   $7.628         $5.939        $10.015        $10.755         $9.615
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.183             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.074             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.894         $9.955        $10.707         $9.586         $8.992
  Accumulation Unit Value at
   end of period                   $7.560         $5.894         $9.955        $10.707         $9.586
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.182             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.053             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.181             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.046             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.180             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.024             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.151         $6.531         $6.127             --             --
  Accumulation Unit Value at
   end of period                   $9.038         $8.151         $6.531             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --              1             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.217             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.090             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.301             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.005             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.133         $6.527         $6.127             --             --
  Accumulation Unit Value at
   end of period                   $9.005         $8.133         $6.527             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.300             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.992             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

32                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.499        $18.580        $18.475        $16.246        $14.618
  Accumulation Unit Value at
   end of period                  $14.428        $10.499        $18.580        $18.475        $16.246
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     780            879          1,200          1,432          1,510
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.410        $18.450        $18.374        $16.181        $14.581
  Accumulation Unit Value at
   end of period                  $14.284        $10.410        $18.450        $18.374        $16.181
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             21             25             33             29
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.381        $18.407        $18.340        $16.160        $14.569
  Accumulation Unit Value at
   end of period                  $14.237        $10.381        $18.407        $18.340        $16.160
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              3             13             12             10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.293        $18.279        $18.239        $16.095        $14.533
  Accumulation Unit Value at
   end of period                  $14.095        $10.293        $18.279        $18.239        $16.095
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --              2              5              2
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.293        $18.279        $18.239        $16.095        $14.533
  Accumulation Unit Value at
   end of period                  $14.095        $10.293        $18.279        $18.239        $16.095
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --              2              5              2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.205        $18.151        $18.139        $16.031        $14.496
  Accumulation Unit Value at
   end of period                  $13.954        $10.205        $18.151        $18.139        $16.031
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.205        $18.151        $18.139        $16.031        $14.496
  Accumulation Unit Value at
   end of period                  $13.954        $10.205        $18.151        $18.139        $16.031
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --              1              1              1
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.177        $18.109        $18.106        $16.010        $14.484
  Accumulation Unit Value at
   end of period                  $13.908        $10.177        $18.109        $18.106        $16.010
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.929        $14.123        $14.135        $12.511        $11.330
  Accumulation Unit Value at
   end of period                  $10.825         $7.929        $14.123        $14.135        $12.511
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.090        $17.983        $18.007        $15.946        $14.448
  Accumulation Unit Value at
   end of period                  $13.770        $10.090        $17.983        $18.007        $15.946
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  --------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.807        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $14.618        $12.807             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,074            565             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.794        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $14.581        $12.794             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              4             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.790        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $14.569        $12.790             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              8             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.777        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $14.533        $12.777             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              4             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.777        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $14.533        $12.777             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              4             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.954             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.496             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.764        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $14.496        $12.764             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.760        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $14.484        $12.760             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.139             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.330             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.934             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.448             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           33

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.090        $17.983        $18.007        $15.946        $14.448
  Accumulation Unit Value at
   end of period                  $13.770        $10.090        $17.983        $18.007        $15.946
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.686             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.575             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.015        $17.875        $17.926        $15.898        $14.426
  Accumulation Unit Value at
   end of period                  $13.646        $10.015        $17.875        $17.926        $15.898
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.685             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.551             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.684             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.543             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.682             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.519             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.854         $1.828         $1.765         $1.710         $1.687
  Accumulation Unit Value at
   end of period                   $1.835         $1.854         $1.828         $1.765         $1.710
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  43,750         60,529         56,224         55,022         59,907
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.827         $1.805         $1.745         $1.693         $1.673
  Accumulation Unit Value at
   end of period                   $1.805         $1.827         $1.805         $1.745         $1.693
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     232            446            565            491            564
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.825         $1.803         $1.744         $1.694         $1.674
  Accumulation Unit Value at
   end of period                   $1.802         $1.825         $1.803         $1.744         $1.694
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      76            113             93             49             86
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.799         $1.780         $1.724         $1.677         $1.660
  Accumulation Unit Value at
   end of period                   $1.774         $1.799         $1.780         $1.724         $1.677
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              6             35             23             26

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.747        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $14.448        $12.747             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.933             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.426             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.696         $1.707         $1.706         $1.663         $1.591
  Accumulation Unit Value at
   end of period                   $1.687         $1.696         $1.707         $1.706         $1.663
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  73,137        124,168        213,143        255,416        184,583
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.684         $1.697         $1.699         $1.659         $1.589
  Accumulation Unit Value at
   end of period                   $1.673         $1.684         $1.697         $1.699         $1.659
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     980          1,339          2,165          1,942            492
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.686         $1.700         $1.703         $1.669             --
  Accumulation Unit Value at
   end of period                   $1.674         $1.686         $1.700         $1.703             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      98            114            619            257             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.674         $1.691         $1.694             --             --
  Accumulation Unit Value at
   end of period                   $1.660         $1.674         $1.691             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47            194            169             --             --

34                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.799         $1.780         $1.724         $1.677         $1.660
  Accumulation Unit Value at
   end of period                   $1.774         $1.799         $1.780         $1.724         $1.677
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              6             35             23             26
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.781         $1.766         $1.713         $1.668         $1.654
  Accumulation Unit Value at
   end of period                   $1.754         $1.781         $1.766         $1.713         $1.668
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104            130            106            116             47
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.781         $1.766         $1.713         $1.668         $1.654
  Accumulation Unit Value at
   end of period                   $1.754         $1.781         $1.766         $1.713         $1.668
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104            130            106            116             47
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.776         $1.761         $1.709         $1.665         $1.652
  Accumulation Unit Value at
   end of period                   $1.747         $1.776         $1.761         $1.709         $1.665
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.583        $10.505        $10.205         $9.955         $9.886
  Accumulation Unit Value at
   end of period                  $10.404        $10.583        $10.505        $10.205         $9.955
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.759         $1.747         $1.698         $1.657         $1.646
  Accumulation Unit Value at
   end of period                   $1.728         $1.759         $1.747         $1.698         $1.657
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.759         $1.747         $1.698         $1.657         $1.646
  Accumulation Unit Value at
   end of period                   $1.728         $1.759         $1.747         $1.698         $1.657
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.998             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.819             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.745         $1.736         $1.690         $1.652         $1.644
  Accumulation Unit Value at
   end of period                   $1.713         $1.745         $1.736         $1.690         $1.652
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.996             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.803             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $1.674         $1.691         $1.696         $1.665             --
  Accumulation Unit Value at
   end of period                   $1.660         $1.674         $1.691         $1.696             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47            194            169             33             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.669             --             --             --             --
  Accumulation Unit Value at
   end of period                   $1.654             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      40             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.671         $1.690         $1.694             --             --
  Accumulation Unit Value at
   end of period                   $1.654         $1.671         $1.690             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      40             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.669         $1.689         $1.694             --             --
  Accumulation Unit Value at
   end of period                   $1.652         $1.669         $1.689             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             31             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.988             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.886             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.664             --             --             --             --
  Accumulation Unit Value at
   end of period                   $1.646             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $1.666         $1.688         $1.694             --             --
  Accumulation Unit Value at
   end of period                   $1.646         $1.666         $1.688             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $1.664             --             --             --             --
  Accumulation Unit Value at
   end of period                   $1.644             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           35

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.996             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.798             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.994             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.781             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $15.099        $24.946        $23.862        $22.236        $20.439
  Accumulation Unit Value at
   end of period                  $19.726        $15.099        $24.946        $23.862        $22.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,601          7,428          9,403         12,111         15,316
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $14.882        $24.624        $23.589        $22.015        $20.266
  Accumulation Unit Value at
   end of period                  $19.413        $14.882        $24.624        $23.589        $22.015
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      41             44             54             75             98
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $14.862        $24.603        $23.581        $22.018        $20.279
  Accumulation Unit Value at
   end of period                  $19.377        $14.862        $24.603        $23.581        $22.018
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             19             32             34             36
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.648        $24.285        $23.311        $21.799        $20.108
  Accumulation Unit Value at
   end of period                  $19.069        $14.648        $24.285        $23.311        $21.799
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             14             21             27             28
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $14.648        $24.285        $23.311        $21.799        $20.108
  Accumulation Unit Value at
   end of period                  $19.069        $14.648        $24.285        $23.311        $21.799
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             14             21             27             28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.507        $24.089        $23.157        $21.688        $20.035
  Accumulation Unit Value at
   end of period                  $18.858        $14.507        $24.089        $23.157        $21.688
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.507        $24.089        $23.157        $21.688        $20.035
  Accumulation Unit Value at
   end of period                  $18.858        $14.507        $24.089        $23.157        $21.688
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.461        $24.024        $23.106        $21.651        $20.011
  Accumulation Unit Value at
   end of period                  $18.788        $14.461        $24.024        $23.106        $21.651
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT NEW OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $18.746        $14.325        $20.841        $30.190        $41.424
  Accumulation Unit Value at
   end of period                  $20.439        $18.746        $14.325        $20.841        $30.190
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  19,162         23,586         28,740         38,503         46,654
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $18.615        $14.247        $20.758        $30.114        $41.383
  Accumulation Unit Value at
   end of period                  $20.266        $18.615        $14.247        $20.758        $30.114
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     117            146            178            219            206
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $18.636        $14.270        $20.803        $33.354             --
  Accumulation Unit Value at
   end of period                  $20.279        $18.636        $14.270        $20.803             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             40             43             32             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.506        $14.192        $13.297             --             --
  Accumulation Unit Value at
   end of period                  $20.108        $18.506        $14.192             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             32             13             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $18.506        $14.192        $20.720        $33.267             --
  Accumulation Unit Value at
   end of period                  $20.108        $18.506        $14.192        $20.720             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             32             13              4             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $18.929             --             --             --             --
  Accumulation Unit Value at
   end of period                  $20.035             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.467        $14.183        $13.296             --             --
  Accumulation Unit Value at
   end of period                  $20.035        $18.467        $14.183             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.454        $14.180        $13.296             --             --
  Accumulation Unit Value at
   end of period                  $20.011        $18.454        $14.180             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

36                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.781        $12.940        $12.458        $11.685        $10.811
  Accumulation Unit Value at
   end of period                  $10.100         $7.781        $12.940        $12.458        $11.685
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.322        $23.829        $22.953        $21.540        $19.938
  Accumulation Unit Value at
   end of period                  $18.580        $14.322        $23.829        $22.953        $21.540
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $14.322        $23.829        $22.953        $21.540        $19.938
  Accumulation Unit Value at
   end of period                  $18.580        $14.322        $23.829        $22.953        $21.540
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.373             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.450             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $14.215        $23.686        $22.850        $21.475        $19.908
  Accumulation Unit Value at
   end of period                  $18.414        $14.215        $23.686        $22.850        $21.475
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.371             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.428             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.371             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.420             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.369             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.398             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.530        $14.047        $14.128        $12.835        $12.366
  Accumulation Unit Value at
   end of period                  $11.232         $8.530        $14.047        $14.128        $12.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,038          1,196          1,568          2,107          2,767
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.407        $13.866        $13.967        $12.707        $12.261
  Accumulation Unit Value at
   end of period                  $11.054         $8.407        $13.866        $13.967        $12.707
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             26             34             50             70

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.228             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.811             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $18.872             --             --             --             --
  Accumulation Unit Value at
   end of period                  $19.938             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.415        $14.171        $13.296             --             --
  Accumulation Unit Value at
   end of period                  $19.938        $18.415        $14.171             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $18.870             --             --             --             --
  Accumulation Unit Value at
   end of period                  $19.908             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.634         $9.386        $12.213        $15.218        $15.712
  Accumulation Unit Value at
   end of period                  $12.366        $11.634         $9.386        $12.213        $15.218
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,335          4,040          4,959          6,111          5,894
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.553         $9.335        $12.164        $15.180        $15.696
  Accumulation Unit Value at
   end of period                  $12.261        $11.553         $9.335        $12.164        $15.180
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      80            109            112            121            113

HARTFORD LIFE INSURANCE COMPANY                                           37

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.395        $13.854        $13.962        $12.709        $12.269
  Accumulation Unit Value at
   end of period                  $11.034         $8.395        $13.854        $13.962        $12.709
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             21             25             27             27
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.274        $13.675        $13.802        $12.583        $12.165
  Accumulation Unit Value at
   end of period                  $10.858         $8.274        $13.675        $13.802        $12.583
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             14             20             22             24
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.274        $13.675        $13.802        $12.583        $12.165
  Accumulation Unit Value at
   end of period                  $10.858         $8.274        $13.675        $13.802        $12.583
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             14             20             22             24
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.195        $13.564        $13.711        $12.518        $12.121
  Accumulation Unit Value at
   end of period                  $10.738         $8.195        $13.564        $13.711        $12.518
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.195        $13.564        $13.711        $12.518        $12.121
  Accumulation Unit Value at
   end of period                  $10.738         $8.195        $13.564        $13.711        $12.518
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --              1
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.169        $13.528        $13.681        $12.497        $12.107
  Accumulation Unit Value at
   end of period                  $10.698         $8.169        $13.528        $13.681        $12.497
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.103        $11.775        $11.920        $10.900        $10.570
  Accumulation Unit Value at
   end of period                   $9.294         $7.103        $11.775        $11.920        $10.900
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --              1              2
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.091        $13.418        $13.590        $12.433        $12.063
  Accumulation Unit Value at
   end of period                  $10.580         $8.091        $13.418        $13.590        $12.433
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.091        $13.418        $13.590        $12.433        $12.063
  Accumulation Unit Value at
   end of period                  $10.580         $8.091        $13.418        $13.590        $12.433
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.182             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.309             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.566         $9.350        $12.190        $15.828             --
  Accumulation Unit Value at
   end of period                  $12.269        $11.566         $9.350        $12.190             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30             33             34             26             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.485         $9.299         $8.474             --             --
  Accumulation Unit Value at
   end of period                  $12.165        $11.485         $9.299             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             31             25             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.485         $9.299        $12.142        $15.786             --
  Accumulation Unit Value at
   end of period                  $12.165        $11.485         $9.299        $12.142             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             31             25             14             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.561             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.121             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.461         $9.293         $8.474             --             --
  Accumulation Unit Value at
   end of period                  $12.121        $11.461         $9.293             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.453         $9.291         $8.474             --             --
  Accumulation Unit Value at
   end of period                  $12.107        $11.453         $9.291             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.095             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.570             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.527             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.063             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.428         $9.285         $8.473             --             --
  Accumulation Unit Value at
   end of period                  $12.063        $11.428         $9.285             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

38                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.030        $13.338        $13.529        $12.396        $12.045
  Accumulation Unit Value at
   end of period                  $10.485         $8.030        $13.338        $13.529        $12.396
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.181             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.287             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.180             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.279             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.179             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.258             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.924        $23.236        $26.924        $23.222        $21.948
  Accumulation Unit Value at
   end of period                  $18.101        $13.924        $23.236        $26.924        $23.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,608          1,952          2,855          4,136          5,281
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.723        $22.936        $26.616        $22.991        $21.762
  Accumulation Unit Value at
   end of period                  $17.814        $13.723        $22.936        $26.616        $22.991
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             27             38             59             72
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.705        $22.916        $26.607        $22.995        $21.776
  Accumulation Unit Value at
   end of period                  $17.781        $13.705        $22.916        $26.607        $22.995
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              7             13             41             55
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.507        $22.620        $26.303        $22.766        $21.592
  Accumulation Unit Value at
   end of period                  $17.499        $13.507        $22.620        $26.303        $22.766
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              8             10             18             19
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.507        $22.620        $26.303        $22.766        $21.592
  Accumulation Unit Value at
   end of period                  $17.499        $13.507        $22.620        $26.303        $22.766
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              8             10             18             19
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.378        $22.437        $26.129        $22.650        $21.514
  Accumulation Unit Value at
   end of period                  $17.305        $13.378        $22.437        $26.129        $22.650
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              1              1              2

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.525             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.045             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.588        $11.886        $14.711        $12.598        $10.251
  Accumulation Unit Value at
   end of period                  $21.948        $17.588        $11.886        $14.711        $12.598
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,842          6,986          7,550          6,503          1,878
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $17.466        $11.821        $14.652        $12.566        $10.241
  Accumulation Unit Value at
   end of period                  $21.762        $17.466        $11.821        $14.652        $12.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      73             76             89             73             46
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $17.486        $11.840        $14.684        $13.085             --
  Accumulation Unit Value at
   end of period                  $21.776        $17.486        $11.840        $14.684             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             53             53             35             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $17.364        $11.775        $11.791             --             --
  Accumulation Unit Value at
   end of period                  $21.592        $17.364        $11.775             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             17              8             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $17.364        $11.775        $14.625        $13.051             --
  Accumulation Unit Value at
   end of period                  $21.592        $17.364        $11.775        $14.625             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             17              8              4             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $18.031             --             --             --             --
  Accumulation Unit Value at
   end of period                  $21.514             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           39

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.378        $22.437        $26.129        $22.650        $21.514
  Accumulation Unit Value at
   end of period                  $17.305        $13.378        $22.437        $26.129        $22.650
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              1              1              2
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.335        $22.377        $26.072        $22.611        $21.488
  Accumulation Unit Value at
   end of period                  $17.241        $13.335        $22.377        $26.072        $22.611
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.534        $12.656        $14.760        $12.814        $12.190
  Accumulation Unit Value at
   end of period                   $9.732         $7.534        $12.656        $14.760        $12.814
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              1              2              2              2
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.207        $22.195        $25.899        $22.495        $21.410
  Accumulation Unit Value at
   end of period                  $17.050        $13.207        $22.195        $25.899        $22.495
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.207        $22.195        $25.899        $22.495        $21.410
  Accumulation Unit Value at
   end of period                  $17.050        $13.207        $22.195        $25.899        $22.495
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.713             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.823             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.108        $22.063        $25.783        $22.428        $21.378
  Accumulation Unit Value at
   end of period                  $16.897        $13.108        $22.063        $25.783        $22.428
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.711             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.800             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.710             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.792             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.709             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.770             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $17.327        $11.768        $11.791             --             --
  Accumulation Unit Value at
   end of period                  $21.514        $17.327        $11.768             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $17.315        $11.765        $11.791             --             --
  Accumulation Unit Value at
   end of period                  $21.488        $17.315        $11.765             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.230             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.190             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $17.977             --             --             --             --
  Accumulation Unit Value at
   end of period                  $21.410             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $17.278        $11.758        $11.791             --             --
  Accumulation Unit Value at
   end of period                  $21.410        $17.278        $11.758             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $17.975             --             --             --             --
  Accumulation Unit Value at
   end of period                  $21.378             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

40                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.045        $13.705        $13.742        $12.417        $12.083
  Accumulation Unit Value at
   end of period                   $9.986         $8.045        $13.705        $13.742        $12.417
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,346          4,233          6,102          8,213         10,716
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.929        $13.528        $13.585        $12.293        $11.980
  Accumulation Unit Value at
   end of period                   $9.828         $7.929        $13.528        $13.585        $12.293
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             65             83            135            203
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.919        $13.517        $13.580        $12.295        $11.988
  Accumulation Unit Value at
   end of period                   $9.810         $7.919        $13.517        $13.580        $12.295
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             30             73             76             78
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.805        $13.342        $13.425        $12.173        $11.887
  Accumulation Unit Value at
   end of period                   $9.654         $7.805        $13.342        $13.425        $12.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             15             20             23             27
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.805        $13.342        $13.425        $12.173        $11.887
  Accumulation Unit Value at
   end of period                   $9.654         $7.805        $13.342        $13.425        $12.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             15             20             23             27
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.730        $13.234        $13.336        $12.111        $11.844
  Accumulation Unit Value at
   end of period                   $9.547         $7.730        $13.234        $13.336        $12.111
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              3              4              4
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.730        $13.234        $13.336        $12.111        $11.844
  Accumulation Unit Value at
   end of period                   $9.547         $7.730        $13.234        $13.336        $12.111
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              8              3              4              4
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.705        $13.199        $13.307        $12.090        $11.829
  Accumulation Unit Value at
   end of period                   $9.512         $7.705        $13.199        $13.307        $12.090
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.907        $11.844        $11.952        $10.871        $10.647
  Accumulation Unit Value at
   end of period                   $8.518         $6.907        $11.844        $11.952        $10.871
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --              1              1
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.631        $13.092        $13.219        $12.028        $11.787
  Accumulation Unit Value at
   end of period                   $9.407         $7.631        $13.092        $13.219        $12.028
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              1              1              1              1

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  --------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.295         $9.760        $10.826        $10.898        $10.063
  Accumulation Unit Value at
   end of period                  $12.083        $11.295         $9.760        $10.826        $10.898
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,840         14,293         15,220         14,354         12,338
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.216         $9.707        $10.782        $10.871        $10.053
  Accumulation Unit Value at
   end of period                  $11.980        $11.216         $9.707        $10.782        $10.871
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     227            251            282            283            205
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.229         $9.723        $10.806        $10.916             --
  Accumulation Unit Value at
   end of period                  $11.988        $11.229         $9.723        $10.806             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      80             83             71             53             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.151         $9.670         $9.291             --             --
  Accumulation Unit Value at
   end of period                  $11.887        $11.151         $9.670             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             36             19             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.151         $9.670        $10.763        $10.887             --
  Accumulation Unit Value at
   end of period                  $11.887        $11.151         $9.670        $10.763             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             36             19              8             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.242             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.844             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.127         $9.664         $9.291             --             --
  Accumulation Unit Value at
   end of period                  $11.844        $11.127         $9.664             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.119         $9.662         $9.291             --             --
  Accumulation Unit Value at
   end of period                  $11.829        $11.119         $9.662             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3              2             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.120             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.647             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.208             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.787             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           41

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.631        $13.092        $13.219        $12.028        $11.787
  Accumulation Unit Value at
   end of period                   $9.407         $7.631        $13.092        $13.219        $12.028
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.358             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.761             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.574        $13.013        $13.159        $11.992        $11.769
  Accumulation Unit Value at
   end of period                   $9.322         $7.574        $13.013        $13.159        $11.992
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.356             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.740             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.356             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.733             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.354             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.712             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.081        $16.870        $16.438        $15.767        $14.215
  Accumulation Unit Value at
   end of period                  $12.456         $9.081        $16.870        $16.438        $15.767
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,928          2,754          3,620          4,874          6,348
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.950        $16.652        $16.250        $15.610        $14.095
  Accumulation Unit Value at
   end of period                  $12.259         $8.950        $16.652        $16.250        $15.610
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             31             52             72             89
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.938        $16.638        $16.244        $15.612        $14.104
  Accumulation Unit Value at
   end of period                  $12.236         $8.938        $16.638        $16.244        $15.612
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             10             20             23             24
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.810        $16.423        $16.058        $15.457        $13.984
  Accumulation Unit Value at
   end of period                  $12.042         $8.810        $16.423        $16.058        $15.457
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             18             19             23             23

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.096         $9.655         $9.291             --             --
  Accumulation Unit Value at
   end of period                  $11.787        $11.096         $9.655             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.207             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.769             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.124         $9.215        $13.422        $20.439        $21.587
  Accumulation Unit Value at
   end of period                  $14.215        $12.124         $9.215        $13.422        $20.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,669          8,774          9,982         13,244         15,373
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.039         $9.164        $13.369        $20.388        $21.566
  Accumulation Unit Value at
   end of period                  $14.095        $12.039         $9.164        $13.369        $20.388
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     110            119            129            160            124
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.053         $9.179        $13.398        $21.206             --
  Accumulation Unit Value at
   end of period                  $14.104        $12.053         $9.179        $13.398             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             25             26             55             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.969         $9.129         $8.765             --             --
  Accumulation Unit Value at
   end of period                  $13.984        $11.969         $9.129             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             25             18             --             --

42                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.810        $16.423        $16.058        $15.457        $13.984
  Accumulation Unit Value at
   end of period                  $12.042         $8.810        $16.423        $16.058        $15.457
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             18             19             23             23
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.725        $16.290        $15.952        $15.378        $13.934
  Accumulation Unit Value at
   end of period                  $11.908         $8.725        $16.290        $15.952        $15.378
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              2             --             --              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.725        $16.290        $15.952        $15.378        $13.934
  Accumulation Unit Value at
   end of period                  $11.908         $8.725        $16.290        $15.952        $15.378
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              2             --             --              1
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.697        $16.246        $15.917        $15.352        $13.917
  Accumulation Unit Value at
   end of period                  $11.864         $8.697        $16.246        $15.917        $15.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.237        $13.532        $13.271        $12.812        $11.627
  Accumulation Unit Value at
   end of period                   $9.862         $7.237        $13.532        $13.271        $12.812
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              1              2              1              2
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.614        $16.115        $15.812        $15.273        $13.867
  Accumulation Unit Value at
   end of period                  $11.733         $8.614        $16.115        $15.812        $15.273
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.614        $16.115        $15.812        $15.273        $13.867
  Accumulation Unit Value at
   end of period                  $11.733         $8.614        $16.115        $15.812        $15.273
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.171             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.847             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.549        $16.018        $15.741        $15.227        $13.846
  Accumulation Unit Value at
   end of period                  $11.628         $8.549        $16.018        $15.741        $15.227
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.169             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.824             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.969         $9.129        $13.344        $21.151             --
  Accumulation Unit Value at
   end of period                  $13.984        $11.969         $9.129        $13.344             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             25             18              5             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.319             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.934             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.943         $9.123         $8.765             --             --
  Accumulation Unit Value at
   end of period                  $13.934        $11.943         $9.123             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.935         $9.121         $8.765             --             --
  Accumulation Unit Value at
   end of period                  $13.917        $11.935         $9.121             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.293             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.627             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.282             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.867             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.909         $9.116         $8.765             --             --
  Accumulation Unit Value at
   end of period                  $13.867        $11.909         $9.116             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.281             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.846             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           43

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.169             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.816             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.167             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.794             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $35.987        $57.812        $55.420        $53.169        $50.896
  Accumulation Unit Value at
   end of period                  $58.305        $35.987        $57.812        $55.420        $53.169
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,098          7,053          8,880         11,445         14,668
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $35.469        $57.066        $54.786        $52.640        $50.466
  Accumulation Unit Value at
   end of period                  $57.379        $35.469        $57.066        $54.786        $52.640
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      48             52             64             89            113
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $35.421        $57.017        $54.767        $52.648        $50.499
  Accumulation Unit Value at
   end of period                  $57.273        $35.421        $57.017        $54.767        $52.648
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              6             14             16             19
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $34.911        $56.281        $54.141        $52.124        $50.071
  Accumulation Unit Value at
   end of period                  $56.364        $34.911        $56.281        $54.141        $52.124
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              9             12             18             23
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $34.911        $56.281        $54.141        $52.124        $50.071
  Accumulation Unit Value at
   end of period                  $56.364        $34.911        $56.281        $54.141        $52.124
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              9             12             18             23
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $34.577        $55.825        $53.783        $51.857        $49.890
  Accumulation Unit Value at
   end of period                  $55.740        $34.577        $55.825        $53.783        $51.857
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              4              2              2              2
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $34.577        $55.825        $53.783        $51.857        $49.890
  Accumulation Unit Value at
   end of period                  $55.740        $34.577        $55.825        $53.783        $51.857
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              4              2              2              2
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $34.466        $55.674        $53.665        $51.769        $49.829
  Accumulation Unit Value at
   end of period                  $55.534        $34.466        $55.674        $53.665        $51.769
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $48.999        $39.701        $54.656        $71.280        $86.479
  Accumulation Unit Value at
   end of period                  $50.896        $48.999        $39.701        $54.656        $71.280
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  18,488         22,411         27,290         35,523         43,490
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $48.657        $39.483        $54.437        $71.102        $86.393
  Accumulation Unit Value at
   end of period                  $50.466        $48.657        $39.483        $54.437        $71.102
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     132            162            181            223            187
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $48.713        $39.548        $54.555        $72.251             --
  Accumulation Unit Value at
   end of period                  $50.499        $48.713        $39.548        $54.555             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             22             22             17             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $48.374        $39.331        $38.140             --             --
  Accumulation Unit Value at
   end of period                  $50.071        $48.374        $39.331             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             37             13             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $48.374        $39.331        $54.337        $72.062             --
  Accumulation Unit Value at
   end of period                  $50.071        $48.374        $39.331        $54.337             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             37             13             10             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $49.267             --             --             --             --
  Accumulation Unit Value at
   end of period                  $49.890             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $48.271        $39.306        $38.139             --             --
  Accumulation Unit Value at
   end of period                  $49.890        $48.271        $39.306             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              1             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $48.237        $39.298        $38.139             --             --
  Accumulation Unit Value at
   end of period                  $49.829        $48.237        $39.298             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1             --             --             --

44                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.115        $11.504        $11.100        $10.718        $10.327
  Accumulation Unit Value at
   end of period                  $11.452         $7.115        $11.504        $11.100        $10.718
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --              3              4
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $34.136        $55.223        $53.310        $51.504        $49.649
  Accumulation Unit Value at
   end of period                  $54.919        $34.136        $55.223        $53.310        $51.504
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $34.136        $55.223        $53.310        $51.504        $49.649
  Accumulation Unit Value at
   end of period                  $54.919        $34.136        $55.223        $53.310        $51.504
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.512             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.903             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $33.880        $54.893        $53.071        $51.350        $49.574
  Accumulation Unit Value at
   end of period                  $54.426        $33.880        $54.893        $53.071        $51.350
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.510             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.876             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.510             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.866             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.508             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.839             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.212             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.327             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $49.119             --             --             --             --
  Accumulation Unit Value at
   end of period                  $49.649             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $48.134        $39.273        $38.138             --             --
  Accumulation Unit Value at
   end of period                  $49.649        $48.134        $39.273             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $49.113             --             --             --             --
  Accumulation Unit Value at
   end of period                  $49.574             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --



(a)  Inception date February 17, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Ten (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account Ten as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           PUTNAM VT
                                            PUTNAM VT      AMERICAN
                                               MID        GOVERNMENT
                                            CAP VALUE       INCOME
                                           SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   1,110,909      3,318,199
   Class IB                                     170,353        337,284
   Other class                                       --             --
                                          =============  =============
  Cost:
   Class IA                                 $13,760,609    $36,713,527
   Class IB                                   2,211,723      3,985,116
   Other class                                       --             --
                                          =============  =============
  Market Value:
   Class IA                                 $11,597,887    $43,368,871
   Class IB                                   1,773,382      4,391,444
   Other class                                       --             --
 Due from Hartford Life Insurance
  Company                                         7,823             --
 Receivable from fund shares sold                    --         83,700
 Other assets                                        --             --
                                          -------------  -------------
 Total Assets                                13,379,092     47,844,015
                                          -------------  -------------
LIABILITIES:
 Due to Hartford Life Insurance Company              --         83,700
 Payable for fund shares purchased                7,823             --
 Other liabilities                                   --              1
                                          -------------  -------------
 Total Liabilities                                7,823         83,701
                                          -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $13,371,269    $47,760,314
                                          =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            PUTNAM VT      PUTNAM VT      PUTNAM VT
                                           DIVERSIFIED   GLOBAL ASSET      GLOBAL
                                             INCOME       ALLOCATION       EQUITY
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   9,494,395      5,164,149      9,117,625
   Class IB                                   1,023,328        158,296        106,879
   Other class                                       --             --             --
                                          =============  =============  =============
  Cost:
   Class IA                                 $96,493,004    $56,471,048    $95,987,176
   Class IB                                   8,479,533      2,207,627      1,305,759
   Other class                                       --             --             --
                                          =============  =============  =============
  Market Value:
   Class IA                                 $76,999,547    $70,438,994    $92,361,547
   Class IB                                   8,288,960      2,171,823      1,075,209
   Other class                                       --             --             --
 Due from Hartford Life Insurance
  Company                                         2,887             --             --
 Receivable from fund shares sold                    --          3,618         17,762
 Other assets                                        --              1             --
                                          -------------  -------------  -------------
 Total Assets                                85,291,394     72,614,436     93,454,518
                                          -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life Insurance Company              --          3,618         17,762
 Payable for fund shares purchased                2,887             --             --
 Other liabilities                                    1             --              3
                                          -------------  -------------  -------------
 Total Liabilities                                2,888          3,618         17,765
                                          -------------  -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $85,288,506    $72,610,818    $93,436,753
                                          =============  =============  =============

                                            PUTNAM VT       PUTNAM VT
                                            GROWTH AND       GROWTH
                                              INCOME      OPPORTUNITIES
                                           SUB-ACCOUNT     SUB-ACCOUNT
----------------------------------------  -----------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   38,753,882      1,020,603
   Class IB                                      712,988        312,184
   Other class                                        --             --
                                          ==============  =============
  Cost:
   Class IA                                 $566,525,129    $10,068,201
   Class IB                                   15,168,868      1,607,265
   Other class                                        --             --
                                          ==============  =============
  Market Value:
   Class IA                                 $560,381,143     $4,949,925
   Class IB                                   10,267,035      1,498,486
   Other class                                        --             --
 Due from Hartford Life Insurance
  Company                                             --             --
 Receivable from fund shares sold                196,182          1,597
 Other assets                                         12             --
                                          --------------  -------------
 Total Assets                                570,844,372      6,450,008
                                          --------------  -------------
LIABILITIES:
 Due to Hartford Life Insurance Company          196,182          1,597
 Payable for fund shares purchased                    --             --
 Other liabilities                                    --             --
                                          --------------  -------------
 Total Liabilities                               196,182          1,597
                                          --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $570,648,190     $6,448,411
                                          ==============  =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 PUTNAM VT
                                               GLOBAL HEALTH         PUTNAM VT
                                                   CARE              HIGH YIELD
                                              SUB-ACCOUNT (A)       SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                        1,945,938           12,473,689
   Class IB                                          116,933              434,391
   Other class                                            --                   --
                                               =============       ==============
  Cost:
   Class IA                                      $19,602,459         $124,220,023
   Class IB                                        1,340,230            3,123,917
   Other class                                            --                   --
                                               =============       ==============
  Market Value:
   Class IA                                      $23,973,963          $82,825,299
   Class IB                                        1,421,914            2,866,982
   Other class                                            --                   --
 Due from Hartford Life Insurance
  Company                                             11,786                   --
 Receivable from fund shares sold                         --               47,902
 Other assets                                             --                    1
                                               -------------       --------------
 Total Assets                                     25,407,663           85,740,184
                                               -------------       --------------
LIABILITIES:
 Due to Hartford Life Insurance Company                   --               47,902
 Payable for fund shares purchased                    11,786                   --
 Other liabilities                                         1                   --
                                               -------------       --------------
 Total Liabilities                                    11,787               47,902
                                               -------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $25,395,876          $85,692,282
                                               =============       ==============

(a)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            PUTNAM VT
                                                          INTERNATIONAL    PUTNAM VT
                                            PUTNAM VT      GROWTH AND    INTERNATIONAL
                                              INCOME         INCOME         EQUITY
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   10,485,080      4,435,154      4,886,531
   Class IB                                    1,057,113        399,079        680,590
   Other class                                        --             --             --
                                          ==============  =============  =============
  Cost:
   Class IA                                 $112,616,548    $47,880,917    $55,003,761
   Class IB                                   13,163,181      4,895,573      8,749,063
   Other class                                        --             --             --
                                          ==============  =============  =============
  Market Value:
   Class IA                                 $129,910,149    $40,359,906    $54,729,155
   Class IB                                   13,002,490      3,595,708      7,540,940
   Other class                                        --             --             --
 Due from Hartford Life Insurance
  Company                                             --             --             --
 Receivable from fund shares sold                 77,170         12,565         25,240
 Other assets                                         --             --              2
                                          --------------  -------------  -------------
 Total Assets                                142,989,809     43,968,179     62,295,337
                                          --------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life Insurance Company           77,170         12,565         25,240
 Payable for fund shares purchased                    --             --             --
 Other liabilities                                     2             --             --
                                          --------------  -------------  -------------
 Total Liabilities                                77,172         12,565         25,240
                                          --------------  -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $142,912,637    $43,955,614    $62,270,097
                                          ==============  =============  =============

                                            PUTNAM VT
                                          INTERNATIONAL
                                               NEW              PUTNAM VT
                                          OPPORTUNITIES         INVESTORS
                                           SUB-ACCOUNT       SUB-ACCOUNT (B)
----------------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   1,594,931           4,970,751
   Class IB                                      63,159             699,938
   Other class                                       --                  --
                                          =============       =============
  Cost:
   Class IA                                 $16,422,497         $51,220,976
   Class IB                                     908,496           5,990,445
   Other class                                       --                  --
                                          =============       =============
  Market Value:
   Class IA                                 $25,263,701         $44,786,465
   Class IB                                     997,922           6,285,450
   Other class                                       --                  --
 Due from Hartford Life Insurance
  Company                                            --                  --
 Receivable from fund shares sold                32,585              19,131
 Other assets                                        --                   6
                                          -------------       -------------
 Total Assets                                26,294,208          51,091,052
                                          -------------       -------------
LIABILITIES:
 Due to Hartford Life Insurance Company          32,585              19,131
 Payable for fund shares purchased                   --                  --
 Other liabilities                                   --                  --
                                          -------------       -------------
 Total Liabilities                               32,585              19,131
                                          -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $26,261,623         $51,071,921
                                          =============       =============

(b) Effective February 13, 2009, Putnam VT Capital Appreciation Fund merged with Putnam VT Investors Fund.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               PUTNAM VT
                                      PUTNAM VT                   NEW
                                    MONEY MARKET             OPPORTUNITIES
                                     SUB-ACCOUNT            SUB-ACCOUNT (C)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                            82,066,922                 7,625,640
   Class IB                             8,250,471                   277,143
   Other class                                 --                        --
                                    =============            ==============
  Cost:
   Class IA                           $82,066,922               $84,307,019
   Class IB                             8,250,471                 5,380,129
   Other class                                 --                        --
                                    =============            ==============
  Market Value:
   Class IA                           $82,066,922              $132,228,612
   Class IB                             8,250,471                 4,733,615
   Other class                                 --                        --
 Due from Hartford Life
  Insurance Company                            --                        --
 Receivable from fund shares
  sold                                    110,978                    78,342
 Other assets                                  19                        --
                                    -------------            --------------
 Total Assets                          90,428,390               137,040,569
                                    -------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       110,978                    78,342
 Payable for fund shares
  purchased                                    --                        --
 Other liabilities                             --                         4
                                    -------------            --------------
 Total Liabilities                        110,978                    78,346
                                    -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $90,317,412              $136,962,223
                                    =============            ==============

(c) Effective February 13, 2009, Putnam VT Discovery Growth Fund merged with Putnam VT New Opportunities Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         PUTNAM VT           PUTNAM VT
                                          PUTNAM VT      SMALL CAP       THE GEORGE PUTNAM
                                          RESEARCH         VALUE          FUND OF BOSTON
                                         SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 1,162,794      2,697,151           5,066,456
   Class IB                                   178,374        308,345             486,647
   Other class                                     --             --                  --
                                        =============  =============       =============
  Cost:
   Class IA                               $13,563,765    $31,624,703         $50,187,626
   Class IB                                 1,914,601      5,265,699           4,923,573
   Other class                                     --             --                  --
                                        =============  =============       =============
  Market Value:
   Class IA                               $12,244,222    $29,830,496         $34,654,562
   Class IB                                 1,874,720      3,382,544           3,314,069
   Other class                                     --             --                  --
 Due from Hartford Life Insurance
  Company                                          --          2,984                  --
 Receivable from fund shares sold              13,714             --               1,885
 Other assets                                      --             --                   1
                                        -------------  -------------       -------------
 Total Assets                              14,132,656     33,216,024          37,970,517
                                        -------------  -------------       -------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                      13,714             --               1,885
 Payable for fund shares purchased                 --          2,984                  --
 Other liabilities                                 --             --                  --
                                        -------------  -------------       -------------
 Total Liabilities                             13,714          2,984               1,885
                                        -------------  -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $14,118,942    $33,213,040         $37,968,632
                                        =============  =============       =============

                                               PUTNAM VT
                                                GLOBAL                  PUTNAM VT
                                               UTILITIES                  VISTA
                                            SUB-ACCOUNT (D)          SUB-ACCOUNT (E)
--------------------------------------  ------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      5,846,741                3,190,676
   Class IB                                         84,566                  218,750
   Other class                                          --                       --
                                             =============            =============
  Cost:
   Class IA                                    $60,832,787              $32,098,802
   Class IB                                      1,135,099                2,928,700
   Other class                                          --                       --
                                             =============            =============
  Market Value:
   Class IA                                    $78,580,207              $37,649,979
   Class IB                                      1,134,040                2,522,201
   Other class                                          --                       --
 Due from Hartford Life Insurance
  Company                                               --                       --
 Receivable from fund shares sold                   42,235                   15,761
 Other assets                                           --                        1
                                             -------------            -------------
 Total Assets                                   79,756,482               40,187,942
                                             -------------            -------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           42,235                   15,761
 Payable for fund shares purchased                      --                       --
 Other liabilities                                       2                       --
                                             -------------            -------------
 Total Liabilities                                  42,237                   15,761
                                             -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $79,714,245              $40,172,181
                                             =============            =============

(d) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(e) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                                                PUTNAM VT
                                            PUTNAM VT            CAPITAL
                                             VOYAGER          OPPORTUNITIES
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   11,111,222            433,059
   Class IB                                      272,248             50,111
   Other class                                        --                 --
                                          ==============       ============
  Cost:
   Class IA                                 $164,563,218         $5,677,296
   Class IB                                    7,545,541            655,048
   Other class                                        --                 --
                                          ==============       ============
  Market Value:
   Class IA                                 $362,336,957         $5,534,490
   Class IB                                    8,820,842            636,410
   Other class                                        --                 --
 Due from Hartford Life Insurance
  Company                                             --                 --
 Receivable from fund shares sold                136,503              4,567
 Other assets                                         --                 --
                                          --------------       ------------
 Total Assets                                371,294,302          6,175,467
                                          --------------       ------------
LIABILITIES:
 Due to Hartford Life Insurance Company          136,503              4,567
 Payable for fund shares purchased                    --                 --
 Other liabilities                                     3                 --
                                          --------------       ------------
 Total Liabilities                               136,506              4,567
                                          --------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $371,157,796         $6,170,900
                                          ==============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     LEGG MASON             LEGG MASON
                                                                     CLEARBRIDGE           CLEARBRIDGE
                                                                   VARIABLE EQUITY           VARIABLE
                                               PUTNAM VT           INCOME BUILDER       FUNDAMENTAL VALUE
                                             EQUITY INCOME            PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT (F)        SUB-ACCOUNT (G)       SUB-ACCOUNT (H)
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      5,265,428                   --                     --
   Class IB                                        658,407                   --                     --
   Other class                                          --                3,048                 23,475
                                             =============            =========             ==========
  Cost:
   Class IA                                    $54,378,373                   --                     --
   Class IB                                      7,021,948                   --                     --
   Other class                                          --              $43,055               $563,008
                                             =============            =========             ==========
  Market Value:
   Class IA                                    $64,501,496                   --                     --
   Class IB                                      8,006,230                   --                     --
   Other class                                          --              $28,256               $402,597
 Due from Hartford Life Insurance
  Company                                               --                   --                     --
 Receivable from fund shares sold                   50,905                    1                     16
 Other assets                                           --                   --                     --
                                             -------------            ---------             ----------
 Total Assets                                   72,558,631               28,257                402,613
                                             -------------            ---------             ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           50,905                    2                     16
 Payable for fund shares purchased                      --                   --                     --
 Other liabilities                                      --                   --                     --
                                             -------------            ---------             ----------
 Total Liabilities                                  50,905                    2                     16
                                             -------------            ---------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $72,507,726              $28,255               $402,597
                                             =============            =========             ==========

                                            LEGG MASON
                                           WESTERN ASSET          LEGG MASON
                                          VARIABLE GLOBAL        CLEARBRIDGE
                                          HIGH YIELD BOND     VARIABLE INVESTORS
                                             PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (I)      SUB-ACCOUNT (J)
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                    --
   Class IB                                         --                    --
   Other class                                   8,049                18,768
                                             =========            ==========
  Cost:
   Class IA                                         --                    --
   Class IB                                         --                    --
   Other class                                 $66,545              $253,468
                                             =========            ==========
  Market Value:
   Class IA                                         --                    --
   Class IB                                         --                    --
   Other class                                 $60,365              $233,096
 Due from Hartford Life Insurance
  Company                                        1,627                    --
 Receivable from fund shares sold                   --                     9
 Other assets                                       --                    --
                                             ---------            ----------
 Total Assets                                   61,992               233,105
                                             ---------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                    12
 Payable for fund shares purchased               1,627                    --
 Other liabilities                                  --                    --
                                             ---------            ----------
 Total Liabilities                               1,627                    12
                                             ---------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $60,365              $233,093
                                             =========            ==========

(f) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

(g) Formerly Legg Mason Partners Variable Capital and Income Portfolio. Change effective November 2, 2009.

(h) Formerly Legg Mason Partners Variable Fundamental Value Portfolio. Change effective November 2, 2009.

(i) Formerly Legg Mason Partners Variable Global High Yield Bond Portfolio. Change effective November 2, 2009.

(j) Formerly Legg Mason Partners Variable Investors Portfolio. Change effective November 2, 2009.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                   UNITS
                                                                  OWNED BY     MINIMUM UNIT         MAXIMUM UNIT      CONTRACT
                                                                PARTICIPANTS   FAIR VALUE #         FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
Putnam VT Mid Cap Value -- Class IA                                  799,397      $14.094805   to      $14.867358     $11,531,887
Putnam VT Mid Cap Value -- Class IB                                  125,999       13.237073   to       14.625136       1,743,630
Putnam VT American Government Income -- Class IA                   2,612,172       12.692204   to       17.357982      43,344,975
Putnam VT American Government Income -- Class IB                     278,690       12.454133   to       16.736485       4,351,900
Putnam VT Diversified Income -- Class IA                           3,941,927       16.358690   to       23.305928      76,496,319
Putnam VT Diversified Income -- Class IB                             505,433       14.055173   to       19.782591       8,198,086
Putnam VT Global Asset Allocation -- Class IA                      2,092,534       10.934511   to       33.410076      69,862,183
Putnam VT Global Asset Allocation -- Class IB                        162,540        9.398483   to       33.835483       2,106,431
Putnam VT Global Equity -- Class IA                                4,353,014        7.838199   to       21.064857      91,678,076
Putnam VT Global Equity -- Class IB                                  153,027        4.440035   to       21.254590       1,073,487
Putnam VT Growth and Income -- Class IA                           12,951,515        9.989105   to       42.929832     555,176,066
Putnam VT Growth and Income -- Class IB                              628,128        8.401932   to       43.239146      10,230,731
Putnam VT Growth Opportunities -- Class IA                         1,137,820        4.164399   to        4.549877       4,948,110
Putnam VT Growth Opportunities -- Class IB                           377,681        3.558757   to        4.386608       1,498,058
Putnam VT Global Health Care -- Class IA                           1,921,405       11.738913   to       13.729931      23,935,815
Putnam VT Global Health Care -- Class IB                             131,594        8.129918   to       13.080412       1,417,595
Putnam VT High Yield -- Class IA                                   2,184,567       16.235267   to       37.751158      82,051,333
Putnam VT High Yield -- Class IB                                     135,845       13.780358   to       38.061696       2,845,026
Putnam VT Income -- Class IA                                       4,132,247       15.341888   to       31.328971     128,537,078
Putnam VT Income -- Class IB                                         710,204       13.136631   to       31.531446      12,934,874
Putnam VT International Growth and Income -- Class IA              2,333,335       12.151245   to       19.626398      40,166,665
Putnam VT International Growth and Income -- Class IB                296,688       10.207506   to       17.358747       3,595,709
Putnam VT International Equity -- Class IA                         3,036,095       11.588892   to       18.028105      54,631,220
Putnam VT International Equity -- Class IB                           790,787        6.831196   to       18.173916       7,511,437
Putnam VT International New Opportunities -- Class IA              1,642,682       10.825572   to       17.474819      25,191,118
Putnam VT International New Opportunities -- Class IB                128,498        5.535199   to       15.443568         997,921
Putnam VT Investors -- Class IA                                    5,510,993        0.706444   to       13.074434      44,583,032
Putnam VT Investors -- Class IB                                    1,025,191        5.123940   to        8.158610       6,248,127
Putnam VT Money Market -- Class IA                                44,704,155        1.217437   to       11.989927      81,825,120
Putnam VT Money Market -- Class IB                                 6,833,856        0.995207   to        1.849293       8,250,475
Putnam VT New Opportunities -- Class IA                            6,687,072        7.160047   to       24.934273     131,706,314
Putnam VT New Opportunities -- Class IB                              816,986        3.558901   to       19.852452       4,717,448
Putnam VT Research -- Class IA                                     1,091,227        8.847236   to       11.232352      12,222,676
Putnam VT Research -- Class IB                                       247,828        6.598346   to       11.322118       1,871,177
Putnam VT Small Cap Value -- Class IA                              1,644,621       17.304922   to       20.138661      29,760,949
Putnam VT Small Cap Value -- Class IB                                205,610       14.568669   to       18.242155       3,371,342
Putnam VT The George Putnam Fund of Boston -- Class IA             3,441,011        9.406613   to       10.573412      34,346,130
Putnam VT The George Putnam Fund of Boston -- Class IB               336,766        8.709196   to       12.680755       3,310,894
Putnam VT Global Utilities -- Class IA                             3,010,246       11.899558   to       28.129136      77,753,948
Putnam VT Global Utilities -- Class IB                                67,232        9.346977   to       25.437298       1,105,668
Putnam VT Vista -- Class IA                                        3,029,234        8.257522   to       12.456366      37,583,190
Putnam VT Vista -- Class IB                                          433,528        4.042732   to       12.536129       2,522,199
Putnam VT Voyager -- Class IA                                      6,200,466        9.669360   to       58.304686     359,656,439
Putnam VT Voyager -- Class IB                                        939,799        5.408046   to       58.716086       8,779,865
Putnam VT Capital Opportunities -- Class IA                          354,217       15.109157   to       15.937151       5,479,217
Putnam VT Capital Opportunities -- Class IB                           43,172       14.208110   to       15.650760         636,411

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   UNITS
                                                                  OWNED BY     MINIMUM UNIT         MAXIMUM UNIT      CONTRACT
                                                                PARTICIPANTS   FAIR VALUE #         FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income -- Class IA                                4,496,351      $13.058164   to      $14.744288     $64,327,358
Putnam VT Equity Income -- Class IB                                  585,011       13.066945   to       14.480341       8,006,230
Legg Mason ClearBridge Variable Equity Income Builder
 Portfolio -- Class I                                                  3,632        7.749848   to        7.781013          28,255
Legg Mason ClearBridge Variable Fundamental Value Portfolio --
 Class I                                                              51,151        7.838880   to        7.871215         402,597
Legg Mason Western Asset Variable Global High Yield Bond
 Portfolio -- Class I                                                 35,923        1.680391   to        1.680391          60,365
Legg Mason ClearBridge Variable Investors Portfolio -- Class
 I                                                                   201,412        1.140141   to        1.157459         233,093
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
Putnam VT Mid Cap Value -- Class IA                                    4,574       14.427735   to       14.427735          66,000
Putnam VT Mid Cap Value -- Class IB                                    2,089       14.240118   to       14.240118          29,752
Putnam VT American Government Income -- Class IA                       1,439       16.600730   to       16.600730          23,895
Putnam VT American Government Income -- Class IB                       2,476       15.973011   to       15.973011          39,544
Putnam VT Diversified Income -- Class IA                              25,913       19.419981   to       19.419981         503,226
Putnam VT Diversified Income -- Class IB                               4,746       19.133253   to       19.211526          90,875
Putnam VT Global Asset Allocation -- Class IA                         17,265       33.410076   to       33.410076         576,812
Putnam VT Global Asset Allocation -- Class IB                          5,824       10.176864   to       32.858442          65,392
Putnam VT Global Equity -- Class IA                                   32,446       21.064857   to       21.064857         683,470
Putnam VT Global Equity -- Class IB                                      338        5.087188   to        5.087188           1,720
Putnam VT Growth and Income -- Class IA                              121,246       42.929832   to       42.929832       5,205,089
Putnam VT Growth and Income -- Class IB                                1,715       10.089012   to       41.990173          36,304
Putnam VT Growth Opportunities -- Class IA                               416        4.351162   to        4.351162           1,812
Putnam VT Growth Opportunities -- Class IB                               108        4.000711   to        4.000711             431
Putnam VT Global Health Care -- Class IA                               3,061       12.462529   to       12.462529          38,148
Putnam VT Global Health Care -- Class IB                                 455        9.490177   to        9.490177           4,318
Putnam VT High Yield -- Class IA                                      20,502       37.751158   to       37.751158         773,967
Putnam VT High Yield -- Class IB                                         775       14.758600   to       36.962955          21,956
Putnam VT Income -- Class IA                                          43,827       31.328971   to       31.328971       1,373,067
Putnam VT Income -- Class IB                                           2,208       30.621072   to       30.621072          67,618
Putnam VT International Growth and Income -- Class IA                 11,214       17.231875   to       17.231875         193,240
Putnam VT International Equity -- Class IA                             5,433       18.028105   to       18.028105          97,938
Putnam VT International Equity -- Class IB                             3,586        8.226405   to        8.226405          29,502
Putnam VT International New Opportunities -- Class IA                  4,731       15.342331   to       15.342331          72,584
Putnam VT Investors -- Class IA                                       25,205        7.173646   to        8.098764         203,441
Putnam VT Investors -- Class IB                                        5,318        5.414900   to        7.922949          37,321
Putnam VT Money Market -- Class IA                                   131,809        1.834595   to        1.834595         241,817
Putnam VT New Opportunities -- Class IA                               26,478       19.725903   to       19.725903         522,293
Putnam VT New Opportunities -- Class IB                                1,269        4.171181   to       19.279058          16,168
Putnam VT Research -- Class IA                                         1,918       11.232352   to       11.232352          21,548
Putnam VT Research -- Class IB                                           508        6.973036   to        6.973036           3,541
Putnam VT Small Cap Value -- Class IA                                  3,842       18.101053   to       18.101053          69,546
Putnam VT Small Cap Value -- Class IB                                    666       16.832802   to       16.832802          11,203
Putnam VT The George Putnam Fund of Boston -- Class IA                30,885        9.986410   to        9.986410         308,432
Putnam VT The George Putnam Fund of Boston -- Class IB                   312       10.184801   to       10.184801           3,176

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                   UNITS
                                                                  OWNED BY     MINIMUM UNIT         MAXIMUM UNIT      CONTRACT
                                                                PARTICIPANTS   FAIR VALUE #         FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Utilities -- Class IA                                31,965      $25.849179   to      $25.849179        $826,258
Putnam VT Global Utilities -- Class IB                                 1,123       25.268230   to       25.268230          28,371
Putnam VT Vista -- Class IA                                            5,362       12.456366   to       12.456366          66,792
Putnam VT Voyager -- Class IA                                         45,974       58.304686   to       58.304686       2,680,515
Putnam VT Voyager -- Class IB                                          5,302        6.227963   to       57.020196          40,977
Putnam VT Capital Opportunities -- Class IA                            3,574       15.465972   to       15.465972          55,272
Putnam VT Equity Income -- Class IA                                   12,170       14.308369   to       14.308369         174,138

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                 PUTNAM VT
                                           PUTNAM VT              AMERICAN
                                              MID                GOVERNMENT
                                           CAP VALUE               INCOME
                                          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $74,797             $2,092,334
                                          ----------             ----------
EXPENSE:
 Administrative charges                      (16,571)               (70,733)
 Mortality and expense risk charges         (149,147)              (609,594)
                                          ----------             ----------
  Total Expenses                            (165,718)              (680,327)
                                          ----------             ----------
  Net investment income (loss)               (90,921)             1,412,007
                                          ----------             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                            (1,008,196)               171,346
 Net realized gain on distributions               --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 4,675,180              6,860,638
                                          ----------             ----------
  Net gain (loss) on investments           3,666,984              7,031,984
                                          ----------             ----------
  Net increase (decrease) in net assets
   resulting from operations              $3,576,063             $8,443,991
                                          ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT         PUTNAM VT          PUTNAM VT
                                   DIVERSIFIED       GLOBAL ASSET         GLOBAL
                                     INCOME           ALLOCATION          EQUITY
                                   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $5,305,530        $4,064,700           $151,968
                                   -----------       -----------        -----------
EXPENSE:
 Administrative charges               (109,552)          (96,788)          (126,014)
 Mortality and expense risk
  charges                             (942,930)         (815,438)        (1,054,716)
                                   -----------       -----------        -----------
  Total Expenses                    (1,052,482)         (912,226)        (1,180,730)
                                   -----------       -----------        -----------
  Net investment income (loss)       4,253,048         3,152,474         (1,028,762)
                                   -----------       -----------        -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (2,615,754)          191,504         (6,077,976)
 Net realized gain on
  distributions                             --                --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   29,209,972        15,249,368         28,104,499
                                   -----------       -----------        -----------
  Net gain (loss) on investments    26,594,218        15,440,872         22,026,523
                                   -----------       -----------        -----------
  Net increase (decrease) in net
   assets resulting from
   operations                      $30,847,266       $18,593,346        $20,997,761
                                   ===========       ===========        ===========

                                    PUTNAM VT              PUTNAM VT
                                    GROWTH AND               GROWTH
                                      INCOME             OPPORTUNITIES
                                   SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                          $15,912,198               $52,079
                                   ------------            ----------
EXPENSE:
 Administrative charges                (762,858)               (7,585)
 Mortality and expense risk
  charges                            (6,409,850)              (69,302)
                                   ------------            ----------
  Total Expenses                     (7,172,708)              (76,887)
                                   ------------            ----------
  Net investment income (loss)        8,739,490               (24,808)
                                   ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (28,096,289)             (435,512)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   146,143,787             2,222,470
                                   ------------            ----------
  Net gain (loss) on investments    118,047,498             1,786,958
                                   ------------            ----------
  Net increase (decrease) in net
   assets resulting from
   operations                      $126,786,988            $1,762,150
                                   ============            ==========

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                PUTNAM VT
                                              GLOBAL HEALTH         PUTNAM VT
                                                   CARE            HIGH YIELD
                                             SUB-ACCOUNT (A)       SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                             $ --          $7,796,960
                                               ------------       -------------
EXPENSE:
 Administrative charges                             (34,927)           (113,275)
 Mortality and expense risk charges                (298,805)           (953,628)
                                               ------------       -------------
  Total Expenses                                   (333,732)         (1,066,903)
                                               ------------       -------------
  Net investment income (loss)                     (333,732)          6,730,057
                                               ------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      413,211          (3,320,557)
 Net realized gain on distributions               2,667,578                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,477,476          25,937,983
                                               ------------       -------------
  Net gain (loss) on investments                  5,558,265          22,617,426
                                               ------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                     $5,224,533         $29,347,483
                                               ============       =============

(a)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              PUTNAM VT
                                                            INTERNATIONAL         PUTNAM VT
                                          PUTNAM VT          GROWTH AND         INTERNATIONAL
                                           INCOME              INCOME              EQUITY
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $7,810,726                $ --                $ --
                                        -------------       -------------       -------------
EXPENSE:
 Administrative charges                      (193,093)            (60,326)            (84,353)
 Mortality and expense risk charges        (1,660,091)           (517,081)           (732,961)
                                        -------------       -------------       -------------
  Total Expenses                           (1,853,184)           (577,407)           (817,314)
                                        -------------       -------------       -------------
  Net investment income (loss)              5,957,542            (577,407)           (817,314)
                                        -------------       -------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (774,327)         (7,014,309)         (5,193,712)
 Net realized gain on distributions                --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 42,473,377          15,985,950          17,493,700
                                        -------------       -------------       -------------
  Net gain (loss) on investments           41,699,050           8,971,641          12,299,988
                                        -------------       -------------       -------------
  Net increase (decrease) in net
   assets resulting from operations       $47,656,592          $8,394,234         $11,482,674
                                        =============       =============       =============

                                              PUTNAM VT
                                            INTERNATIONAL
                                                 NEW                   PUTNAM VT
                                            OPPORTUNITIES              INVESTORS
                                             SUB-ACCOUNT            SUB-ACCOUNT (B)
--------------------------------------  -----------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $429,620                 $750,881
                                             ------------            -------------
EXPENSE:
 Administrative charges                           (34,092)                 (68,730)
 Mortality and expense risk charges              (287,680)                (596,612)
                                             ------------            -------------
  Total Expenses                                 (321,772)                (665,342)
                                             ------------            -------------
  Net investment income (loss)                    107,848                   85,539
                                             ------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    503,142               (4,069,005)
 Net realized gain on distributions                    --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,596,638               15,775,807
                                             ------------            -------------
  Net gain (loss) on investments                7,099,780               11,706,802
                                             ------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $7,207,628              $11,792,341
                                             ============            =============

(b) Effective February 13, 2009, Putnam VT Capital Appreciation Fund merged with Putnam VT Investors Fund.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                          PUTNAM VT
                                                 PUTNAM VT                   NEW
                                               MONEY MARKET             OPPORTUNITIES
                                                SUB-ACCOUNT            SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $398,840                 $829,087
                                               -------------            -------------
EXPENSE:
 Administrative charges                             (162,653)                (183,411)
 Mortality and expense risk charges               (1,400,942)              (1,546,133)
                                               -------------            -------------
  Total Expenses                                  (1,563,595)              (1,729,544)
                                               -------------            -------------
  Net investment income (loss)                    (1,164,755)                (900,457)
                                               -------------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                            --                 (214,131)
 Net realized gain on distributions                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                                --               34,204,181
                                               -------------            -------------
  Net gain (loss) on investments                          --               33,990,050
                                               -------------            -------------
  Net increase (decrease) in net assets
   resulting from operations                     $(1,164,755)             $33,089,593
                                               =============            =============

(c) Effective February 13, 2009, Putnam VT Discovery Growth Fund merged with Putnam VT New Opportunities Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  PUTNAM VT                PUTNAM VT
                                              PUTNAM VT           SMALL CAP            THE GEORGE PUTNAM
                                               RESEARCH             VALUE               FUND OF BOSTON
                                             SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $185,756            $598,662               $1,829,228
                                             ------------       -------------            -------------
EXPENSE:
 Administrative charges                           (18,948)            (43,069)                 (54,525)
 Mortality and expense risk charges              (165,029)           (373,707)                (468,521)
                                             ------------       -------------            -------------
  Total Expenses                                 (183,977)           (416,776)                (523,046)
                                             ------------       -------------            -------------
  Net investment income (loss)                      1,779             181,886                1,306,182
                                             ------------       -------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (727,341)         (2,957,517)              (4,705,104)
 Net realized gain on distributions                    --                  --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      4,221,039          10,200,086               11,143,343
                                             ------------       -------------            -------------
  Net gain (loss) on investments                3,493,698           7,242,569                6,438,239
                                             ------------       -------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $3,495,477          $7,424,455               $7,744,421
                                             ============       =============            =============

                                               PUTNAM VT
                                                GLOBAL                  PUTNAM VT
                                               UTILITIES                  VISTA
                                            SUB-ACCOUNT (D)          SUB-ACCOUNT (E)
--------------------------------------  ------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $3,473,048                  $53,741
                                             -------------            -------------
EXPENSE:
 Administrative charges                           (114,403)                 (52,251)
 Mortality and expense risk charges               (960,833)                (445,825)
                                             -------------            -------------
  Total Expenses                                (1,075,236)                (498,076)
                                             -------------            -------------
  Net investment income (loss)                   2,397,812                 (444,335)
                                             -------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   2,035,019               (8,232,839)
 Net realized gain on distributions              5,234,063                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (6,184,965)              19,907,131
                                             -------------            -------------
  Net gain (loss) on investments                 1,084,117               11,674,292
                                             -------------            -------------
  Net increase (decrease) in net
   assets resulting from operations             $3,481,929              $11,229,957
                                             =============            =============

(d) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(e) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                                                  PUTNAM VT
                                           PUTNAM VT               CAPITAL
                                            VOYAGER             OPPORTUNITIES
                                          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $3,487,224               $45,573
                                          ------------            ----------
EXPENSE:
 Administrative charges                       (459,724)               (7,883)
 Mortality and expense risk charges         (3,866,235)              (67,597)
                                          ------------            ----------
  Total Expenses                            (4,325,959)              (75,480)
                                          ------------            ----------
  Net investment income (loss)                (838,735)              (29,907)
                                          ------------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              12,665,833              (231,822)
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 136,087,261             2,283,498
                                          ------------            ----------
  Net gain (loss) on investments           148,753,094             2,051,676
                                          ------------            ----------
  Net increase (decrease) in net assets
   resulting from operations              $147,914,359            $2,021,769
                                          ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       LEGG MASON         LEGG MASON
                                                      CLEARBRIDGE         CLEARBRIDGE
                                                    VARIABLE EQUITY        VARIABLE
                                   PUTNAM VT         INCOME BUILDER    FUNDAMENTAL VALUE
                                 EQUITY INCOME         PORTFOLIO           PORTFOLIO
                                SUB-ACCOUNT (F)     SUB-ACCOUNT (G)     SUB-ACCOUNT (H)
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $2,091,443              $842              $4,762
                                  -----------            ------             -------
EXPENSE:
 Administrative charges               (96,361)               --                  --
 Mortality and expense risk
  charges                            (855,892)             (365)             (4,976)
                                  -----------            ------             -------
  Total Expenses                     (952,253)             (365)             (4,976)
                                  -----------            ------             -------
  Net investment income
   (loss)                           1,139,190               477                (214)
                                  -----------            ------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions        (30,867,947)           (6,156)            (15,769)
 Net realized gain on
  distributions                            --                --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             45,034,645             9,965             100,350
                                  -----------            ------             -------
  Net gain (loss) on
   investments                     14,166,698             3,809              84,581
                                  -----------            ------             -------
  Net increase (decrease)
   in net assets resulting
   from operations                $15,305,888            $4,286             $84,367
                                  ===========            ======             =======

                                LEGG MASON
                               WESTERN ASSET        LEGG MASON
                              VARIABLE GLOBAL       CLEARBRIDGE
                              HIGH YIELD BOND   VARIABLE INVESTORS
                                 PORTFOLIO           PORTFOLIO
                              SUB-ACCOUNT (I)     SUB-ACCOUNT (J)
---------------------------  --------------------------------------
INVESTMENT INCOME:
 Dividends                         $5,181              $3,880
                                  -------             -------
EXPENSE:
 Administrative charges               (59)               (311)
 Mortality and expense risk
  charges                            (497)             (2,595)
                                  -------             -------
  Total Expenses                     (556)             (2,906)
                                  -------             -------
  Net investment income
   (loss)                           4,625                 974
                                  -------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            206              (8,895)
 Net realized gain on
  distributions                        --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             11,357              45,076
                                  -------             -------
  Net gain (loss) on
   investments                     11,563              36,181
                                  -------             -------
  Net increase (decrease)
   in net assets resulting
   from operations                $16,188             $37,155
                                  =======             =======

(f) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

(g) Formerly Legg Mason Partners Variable Capital and Income Portfolio. Change effective November 2, 2009.

(h) Formerly Legg Mason Partners Variable Fundamental Value Portfolio. Change effective November 2, 2009.

(i) Formerly Legg Mason Partners Variable Global High Yield Bond Portfolio. Change effective November 2, 2009.

(j) Formerly Legg Mason Partners Variable Investors Portfolio. Change effective November 2, 2009.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                PUTNAM VT
                                            PUTNAM VT           AMERICAN
                                               MID             GOVERNMENT
                                            CAP VALUE            INCOME
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(90,921)         $1,412,007
 Net realized gain (loss) on security
  transactions                               (1,008,196)            171,346
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    4,675,180           6,860,638
                                          -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                   3,576,063           8,443,991
                                          -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                       15,673             260,939
 Net transfers                                 (221,460)          2,019,830
 Surrenders for benefit payments and
  fees                                       (1,013,486)         (9,548,153)
 Net annuity transactions                        23,684             (20,190)
                                          -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,195,589)         (7,287,574)
                                          -------------       -------------
 Net increase (decrease) in net assets        2,380,474           1,156,417
NET ASSETS:
 Beginning of year                           10,990,795          46,603,897
                                          -------------       -------------
 End of year                                $13,371,269         $47,760,314
                                          =============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            PUTNAM VT              PUTNAM VT               PUTNAM VT
                                           DIVERSIFIED            GLOBAL ASSET              GLOBAL
                                             INCOME                ALLOCATION               EQUITY
                                           SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $4,253,048             $3,152,474             $(1,028,762)
 Net realized gain (loss) on security
  transactions                                 (2,615,754)               191,504              (6,077,976)
 Net realized gain on distributions                    --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     29,209,972             15,249,368              28,104,499
                                        -----------------       ----------------       -----------------
 Net increase (decrease) in net assets
  resulting from operations                    30,847,266             18,593,346              20,997,761
                                        -----------------       ----------------       -----------------
UNIT TRANSACTIONS:
 Purchases                                        250,482                216,053                 243,675
 Net transfers                                    736,288             (1,122,421)             (3,938,460)
 Surrenders for benefit payments and
  fees                                        (11,422,244)            (8,273,397)             (9,293,479)
 Net annuity transactions                          79,052                 73,156                  70,339
                                        -----------------       ----------------       -----------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (10,356,422)            (9,106,609)            (12,917,925)
                                        -----------------       ----------------       -----------------
 Net increase (decrease) in net assets         20,490,844              9,486,737               8,079,836
NET ASSETS:
 Beginning of year                             64,797,662             63,124,081              85,356,917
                                        -----------------       ----------------       -----------------
 End of year                                  $85,288,506            $72,610,818             $93,436,753
                                        =================       ================       =================

                                            PUTNAM VT                  PUTNAM VT
                                           GROWTH AND                    GROWTH
                                             INCOME                  OPPORTUNITIES
                                           SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $8,739,490                  $(24,808)
 Net realized gain (loss) on security
  transactions                                (28,096,289)                 (435,512)
 Net realized gain on distributions                    --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    146,143,787                 2,222,470
                                        -----------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                   126,786,988                 1,762,150
                                        -----------------            --------------
UNIT TRANSACTIONS:
 Purchases                                      2,453,715                     4,672
 Net transfers                                (23,624,835)                  760,363
 Surrenders for benefit payments and
  fees                                        (64,706,961)                 (628,975)
 Net annuity transactions                         674,641                       536
                                        -----------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (85,203,440)                  136,596
                                        -----------------            --------------
 Net increase (decrease) in net assets         41,583,548                 1,898,746
NET ASSETS:
 Beginning of year                            529,064,642                 4,549,665
                                        -----------------            --------------
 End of year                                 $570,648,190                $6,448,411
                                        =================            ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                PUTNAM VT
                                              GLOBAL HEALTH       PUTNAM VT
                                                  CARE           HIGH YIELD
                                             SUB-ACCOUNT (A)     SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(333,732)       $6,730,057
 Net realized gain (loss) on security
  transactions                                     413,211        (3,320,557)
 Net realized gain on distributions              2,667,578                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       2,477,476        25,937,983
                                               -----------       -----------
 Net increase (decrease) in net assets
  resulting from operations                      5,224,533        29,347,483
                                               -----------       -----------
UNIT TRANSACTIONS:
 Purchases                                          42,343           315,048
 Net transfers                                    (421,905)          647,654
 Surrenders for benefit payments and
  fees                                          (3,150,336)      (10,309,281)
 Net annuity transactions                           15,684           (65,136)
                                               -----------       -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (3,514,214)       (9,411,715)
                                               -----------       -----------
 Net increase (decrease) in net assets           1,710,319        19,935,768
NET ASSETS:
 Beginning of year                              23,685,557        65,756,514
                                               -----------       -----------
 End of year                                   $25,395,876       $85,692,282
                                               ===========       ===========

(a)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                  PUTNAM VT
                                                INTERNATIONAL         PUTNAM VT
                              PUTNAM VT          GROWTH AND         INTERNATIONAL
                                INCOME             INCOME              EQUITY
                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                       $5,957,542          $(577,407)          $(817,314)
 Net realized gain (loss)
  on security transactions       (774,327)        (7,014,309)         (5,193,712)
 Net realized gain on
  distributions                        --                 --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         42,473,377         15,985,950          17,493,700
                             ------------        -----------         -----------
 Net increase (decrease) in
  net assets resulting from
  operations                   47,656,592          8,394,234          11,482,674
                             ------------        -----------         -----------
UNIT TRANSACTIONS:
 Purchases                        388,125             49,878             101,011
 Net transfers                 (2,343,693)        (3,512,456)         (3,637,957)
 Surrenders for benefit
  payments and fees           (21,017,921)        (5,540,817)         (6,290,953)
 Net annuity transactions         133,111             22,087              11,861
                             ------------        -----------         -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions           (22,840,378)        (8,981,308)         (9,816,038)
                             ------------        -----------         -----------
 Net increase (decrease) in
  net assets                   24,816,214           (587,074)          1,666,636
NET ASSETS:
 Beginning of year            118,096,423         44,542,688          60,603,461
                             ------------        -----------         -----------
 End of year                 $142,912,637        $43,955,614         $62,270,097
                             ============        ===========         ===========

                               PUTNAM VT
                             INTERNATIONAL
                                  NEW                  PUTNAM VT
                             OPPORTUNITIES             INVESTORS
                              SUB-ACCOUNT           SUB-ACCOUNT (B)
---------------------------  -----------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $107,848                 $85,539
 Net realized gain (loss)
  on security transactions        503,142              (4,069,005)
 Net realized gain on
  distributions                        --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          6,596,638              15,775,807
                              -----------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                    7,207,628              11,792,341
                              -----------             -----------
UNIT TRANSACTIONS:
 Purchases                         32,225                 117,774
 Net transfers                   (895,791)             (1,981,491)
 Surrenders for benefit
  payments and fees            (2,591,100)             (6,393,152)
 Net annuity transactions          25,790                  20,171
                              -----------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions            (3,428,876)             (8,236,698)
                              -----------             -----------
 Net increase (decrease) in
  net assets                    3,778,752               3,555,643
NET ASSETS:
 Beginning of year             22,482,871              47,516,278
                              -----------             -----------
 End of year                  $26,261,623             $51,071,921
                              ===========             ===========

(b) Effective February 13, 2009, Putnam VT Capital Appreciation Fund merged with Putnam VT Investors Fund.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                      PUTNAM VT
                                            PUTNAM VT                    NEW
                                           MONEY MARKET             OPPORTUNITIES
                                           SUB-ACCOUNT             SUB-ACCOUNT (C)
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(1,164,755)                $(900,457)
 Net realized gain (loss) on security
  transactions                                        --                  (214,131)
 Net realized gain on distributions                   --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --                34,204,181
                                          --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                   (1,164,755)               33,089,593
                                          --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                       786,384                   517,755
 Net transfers                                 1,350,286                (4,652,213)
 Surrenders for benefit payments and
  fees                                       (36,728,368)              (12,701,215)
 Net annuity transactions                          6,254                    61,655
                                          --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (34,585,444)              (16,774,018)
                                          --------------            --------------
 Net increase (decrease) in net assets       (35,750,199)               16,315,575
NET ASSETS:
 Beginning of year                           126,067,611               120,646,648
                                          --------------            --------------
 End of year                                 $90,317,412              $136,962,223
                                          ==============            ==============

(c) Effective February 13, 2009, Putnam VT Discovery Growth Fund merged with Putnam VT New Opportunities Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               PUTNAM VT                 PUTNAM VT
                                          PUTNAM VT            SMALL CAP             THE GEORGE PUTNAM
                                           RESEARCH              VALUE                 FUND OF BOSTON
                                         SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,779             $181,886                $1,306,182
 Net realized gain (loss) on security
  transactions                                (727,341)          (2,957,517)               (4,705,104)
 Net realized gain on distributions                 --                   --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   4,221,039           10,200,086                11,143,343
                                        --------------       --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                  3,495,477            7,424,455                 7,744,421
                                        --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                      37,875               75,400                    85,070
 Net transfers                                (428,317)          (2,054,732)               (1,844,432)
 Surrenders for benefit payments and
  fees                                      (1,507,800)          (3,130,595)               (6,284,520)
 Net annuity transactions                        5,460                9,536                    20,549
                                        --------------       --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (1,892,782)          (5,100,391)               (8,023,333)
                                        --------------       --------------            --------------
 Net increase (decrease) in net assets       1,602,695            2,324,064                  (278,912)
NET ASSETS:
 Beginning of year                          12,516,247           30,888,976                38,247,544
                                        --------------       --------------            --------------
 End of year                               $14,118,942          $33,213,040               $37,968,632
                                        ==============       ==============            ==============

                                                PUTNAM VT
                                                 GLOBAL                   PUTNAM VT
                                                UTILITIES                   VISTA
                                             SUB-ACCOUNT (D)           SUB-ACCOUNT (E)
--------------------------------------  ---------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $2,397,812                 $(444,335)
 Net realized gain (loss) on security
  transactions                                     2,035,019                (8,232,839)
 Net realized gain on distributions                5,234,063                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (6,184,965)               19,907,131
                                             ---------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                        3,481,929                11,229,957
                                             ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                           235,983                    84,163
 Net transfers                                    (4,502,733)               (2,041,410)
 Surrenders for benefit payments and
  fees                                            (9,513,435)               (3,865,770)
 Net annuity transactions                            222,285                    (6,034)
                                             ---------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (13,557,900)               (5,829,051)
                                             ---------------            --------------
 Net increase (decrease) in net assets           (10,075,971)                5,400,906
NET ASSETS:
 Beginning of year                                89,790,216                34,771,275
                                             ---------------            --------------
 End of year                                     $79,714,245               $40,172,181
                                             ===============            ==============

(d) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(e) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                                                     PUTNAM VT
                                            PUTNAM VT                 CAPITAL
                                             VOYAGER               OPPORTUNITIES
                                           SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(838,735)               $(29,907)
 Net realized gain (loss) on security
  transactions                                12,665,833                (231,822)
 Net realized gain on distributions                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   136,087,261               2,283,498
                                          --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                  147,914,359               2,021,769
                                          --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     1,109,580                   2,577
 Net transfers                                (9,332,958)                (32,563)
 Surrenders for benefit payments and
  fees                                       (33,073,949)               (579,181)
 Net annuity transactions                        358,452                  23,691
                                          --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (40,938,875)               (585,476)
                                          --------------            ------------
 Net increase (decrease) in net assets       106,975,484               1,436,293
NET ASSETS:
 Beginning of year                           264,182,312               4,734,607
                                          --------------            ------------
 End of year                                $371,157,796              $6,170,900
                                          ==============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      LEGG MASON             LEGG MASON
                                                                      CLEARBRIDGE           CLEARBRIDGE
                                                                    VARIABLE EQUITY           VARIABLE
                                               PUTNAM VT            INCOME BUILDER       FUNDAMENTAL VALUE
                                             EQUITY INCOME             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT (F)         SUB-ACCOUNT (G)       SUB-ACCOUNT (H)
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $1,139,190                 $477                  $(214)
 Net realized gain (loss) on security
  transactions                                  (30,867,947)              (6,156)               (15,769)
 Net realized gain on distributions                      --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       45,034,645                9,965                100,350
                                             --------------            ---------             ----------
 Net increase (decrease) in net assets
  resulting from operations                      15,305,888                4,286                 84,367
                                             --------------            ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                          176,210                   --                     --
 Net transfers                                   (2,824,961)              (2,842)               (20,153)
 Surrenders for benefit payments and
  fees                                           (8,747,854)              (1,137)               (17,815)
 Net annuity transactions                           (14,655)                  --                     --
                                             --------------            ---------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (11,411,260)              (3,979)               (37,968)
                                             --------------            ---------             ----------
 Net increase (decrease) in net assets            3,894,628                  307                 46,399
NET ASSETS:
 Beginning of year                               68,613,098               27,948                356,198
                                             --------------            ---------             ----------
 End of year                                    $72,507,726              $28,255               $402,597
                                             ==============            =========             ==========

                                            LEGG MASON
                                           WESTERN ASSET          LEGG MASON
                                          VARIABLE GLOBAL        CLEARBRIDGE
                                          HIGH YIELD BOND     VARIABLE INVESTORS
                                             PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (I)      SUB-ACCOUNT (J)
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $4,625                  $974
 Net realized gain (loss) on security
  transactions                                     206                (8,895)
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      11,357                45,076
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     16,188                37,155
                                             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                          --                    --
 Net transfers                                  14,613               (22,239)
 Surrenders for benefit payments and
  fees                                          (1,541)              (14,659)
 Net annuity transactions                           --                    --
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              13,072               (36,898)
                                             ---------            ----------
 Net increase (decrease) in net assets          29,260                   257
NET ASSETS:
 Beginning of year                              31,105               232,836
                                             ---------            ----------
 End of year                                   $60,365              $233,093
                                             =========            ==========

(f) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

(g) Formerly Legg Mason Partners Variable Capital and Income Portfolio. Change effective November 2, 2009.

(h) Formerly Legg Mason Partners Variable Fundamental Value Portfolio. Change effective November 2, 2009.

(i) Formerly Legg Mason Partners Variable Global High Yield Bond Portfolio. Change effective November 2, 2009.

(j) Formerly Legg Mason Partners Variable Investors Portfolio. Change effective November 2, 2009.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       PUTNAM VT
                                  PUTNAM VT             AMERICAN
                                     MID               GOVERNMENT
                                  CAP VALUE              INCOME
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(120,630)          $1,594,225
 Net realized gain (loss) on
  security transactions               (409,071)            (337,147)
 Net realized gain on
  distributions                      3,875,259                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (12,780,198)          (2,023,637)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (9,434,640)            (766,559)
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             163,683              116,453
 Net transfers                      (3,079,071)          17,360,211
 Surrenders for benefit
  payments and fees                 (3,329,239)         (11,806,748)
 Net annuity transactions               37,500              (12,648)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (6,207,127)           5,657,268
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (15,641,767)           4,890,709
NET ASSETS:
 Beginning of year                  26,632,562           41,713,188
                                --------------       --------------
 End of year                       $10,990,795          $46,603,897
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT           PUTNAM VT            PUTNAM VT
                                  CAPITAL           DIVERSIFIED          GLOBAL ASSET
                               APPRECIATION            INCOME             ALLOCATION
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(49,025)          $5,202,763           $2,641,515
 Net realized gain (loss) on
  security transactions              (77,113)          (7,487,827)           1,776,495
 Net realized gain on
  distributions                      808,546                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (4,004,806)         (31,848,792)         (40,601,897)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (3,322,398)         (34,133,856)         (36,183,887)
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            17,892              481,121              353,846
 Net transfers                      (627,836)          (6,954,360)          (1,299,269)
 Surrenders for benefit
  payments and fees               (1,139,840)         (23,003,843)         (17,656,999)
 Net annuity transactions             25,636                7,506               (8,056)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,724,148)         (29,469,576)         (18,610,478)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (5,046,546)         (63,603,432)         (54,794,365)
NET ASSETS:
 Beginning of year                 9,754,139          128,401,094          117,918,446
                               -------------       --------------       --------------
 End of year                      $4,707,593          $64,797,662          $63,124,081
                               =============       ==============       ==============

                                  PUTNAM VT             PUTNAM VT
                                   GLOBAL               GROWTH AND
                                   EQUITY                 INCOME
                                 SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)       $2,102,591            $10,086,479
 Net realized gain (loss) on
  security transactions             (3,703,492)            (2,244,893)
 Net realized gain on
  distributions                             --            156,252,473
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (80,315,992)          (557,656,338)
                               ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (81,916,893)          (393,562,279)
                               ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                             560,919              2,625,029
 Net transfers                     (11,453,006)           (64,509,357)
 Surrenders for benefit
  payments and fees                (23,015,977)          (149,590,949)
 Net annuity transactions              (52,122)               431,714
                               ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (33,960,186)          (211,043,563)
                               ---------------       ----------------
 Net increase (decrease) in
  net assets                      (115,877,079)          (604,605,842)
NET ASSETS:
 Beginning of year                 201,233,996          1,133,670,484
                               ---------------       ----------------
 End of year                       $85,356,917           $529,064,642
                               ===============       ================

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       PUTNAM VT           PUTNAM VT
                                        GROWTH               HEALTH
                                     OPPORTUNITIES          SCIENCES
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(100,910)           $(434,104)
 Net realized gain (loss) on
  security transactions                 (2,096,862)           1,590,757
 Net realized gain on
  distributions                                 --              291,302
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (951,811)          (7,368,808)
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (3,149,583)          (5,920,853)
                                     -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  13,054               55,661
 Net transfers                            (367,853)          (2,150,069)
 Surrenders for benefit
  payments and fees                     (1,120,919)          (5,632,652)
 Net annuity transactions                      646                6,028
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,475,072)          (7,721,032)
                                     -------------       --------------
 Net increase (decrease) in
  net assets                            (4,624,655)         (13,641,885)
NET ASSETS:
 Beginning of year                       9,174,320           37,327,442
                                     -------------       --------------
 End of year                            $4,549,665          $23,685,557
                                     =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           PUTNAM VT
                                                                         INTERNATIONAL
                                 PUTNAM VT            PUTNAM VT            GROWTH AND
                                 HIGH YIELD             INCOME               INCOME
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $7,982,436          $10,444,994             $664,348
 Net realized gain (loss) on
  security transactions           (12,860,271)          (2,045,990)          (4,369,159)
 Net realized gain on
  distributions                            --                   --           16,951,496
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (20,291,285)         (51,146,948)         (58,728,015)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (25,169,120)         (42,747,944)         (45,481,330)
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            289,014              807,595              326,092
 Net transfers                     (4,713,834)         (10,645,281)          (8,177,517)
 Surrenders for benefit
  payments and fees               (18,641,233)         (36,357,491)         (15,841,313)
 Net annuity transactions             200,646              135,384              (17,670)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (22,865,407)         (46,059,793)         (23,710,408)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (48,034,527)         (88,807,737)         (69,191,738)
NET ASSETS:
 Beginning of year                113,791,041          206,904,160          113,734,426
                               --------------       --------------       --------------
 End of year                      $65,756,514         $118,096,423          $44,542,688
                               ==============       ==============       ==============

                                                      PUTNAM VT
                                 PUTNAM VT          INTERNATIONAL
                               INTERNATIONAL             NEW
                                   EQUITY           OPPORTUNITIES
                                SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,092,118             $217,121
 Net realized gain (loss) on
  security transactions            (2,135,076)           3,556,702
 Net realized gain on
  distributions                    17,122,617                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (71,368,061)         (24,125,644)
                               --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (55,288,402)         (20,351,821)
                               --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            344,168              195,889
 Net transfers                     (8,380,963)          (7,743,420)
 Surrenders for benefit
  payments and fees               (18,906,742)          (5,868,838)
 Net annuity transactions             (13,603)              (6,071)
                               --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (26,957,140)         (13,422,440)
                               --------------       --------------
 Net increase (decrease) in
  net assets                      (82,245,542)         (33,774,261)
NET ASSETS:
 Beginning of year                142,849,003           56,257,132
                               --------------       --------------
 End of year                      $60,603,461          $22,482,871
                               ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  PUTNAM VT            PUTNAM VT
                                  INVESTORS           MONEY MARKET
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(617,382)          $1,682,845
 Net realized gain (loss) on
  security transactions               (440,526)                  --
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (32,709,594)                  (4)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (33,767,502)           1,682,841
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             251,025              605,340
 Net transfers                      (7,350,258)          94,862,576
 Surrenders for benefit
  payments and fees                (14,142,869)         (82,126,950)
 Net annuity transactions               30,527               57,486
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (21,211,575)          13,398,452
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (54,979,077)          15,081,293
NET ASSETS:
 Beginning of year                  97,787,762          110,986,318
                                --------------       --------------
 End of year                       $42,808,685         $126,067,611
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  PUTNAM VT                                      PUTNAM VT
                                     NEW               PUTNAM VT               OTC & EMERGING
                                OPPORTUNITIES          NEW VALUE                   GROWTH
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,016,672)            $649,758                 $(190,038)
 Net realized gain (loss) on
  security transactions             10,151,886             (934,886)               (3,842,662)
 Net realized gain on
  distributions                             --           17,187,913                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (93,157,783)         (58,525,695)               (3,483,343)
                               ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (85,022,569)         (41,622,910)               (7,516,043)
                               ---------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                             747,968              304,063                    49,417
 Net transfers                     (14,579,657)          (9,672,027)               (1,766,586)
 Surrenders for benefit
  payments and fees                (30,234,646)         (13,756,627)               (2,575,805)
 Net annuity transactions              112,637               20,203                     1,337
                               ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (43,953,698)         (23,104,388)               (4,291,637)
                               ---------------       --------------            --------------
 Net increase (decrease) in
  net assets                      (128,976,267)         (64,727,298)              (11,807,680)
NET ASSETS:
 Beginning of year                 246,379,445          107,143,313                19,221,475
                               ---------------       --------------            --------------
 End of year                      $117,403,178          $42,416,015                $7,413,795
                               ===============       ==============            ==============

                                                      PUTNAM VT
                                 PUTNAM VT            SMALL CAP
                                  RESEARCH              VALUE
                                SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)        $(16,402)            $276,680
 Net realized gain (loss) on
  security transactions              (744,403)             278,647
 Net realized gain on
  distributions                            --           13,548,749
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (8,424,389)         (38,482,802)
                               --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (9,185,194)         (24,378,726)
                               --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             28,991              165,111
 Net transfers                     (1,470,419)          (8,141,579)
 Surrenders for benefit
  payments and fees                (3,696,371)         (10,438,099)
 Net annuity transactions              (5,678)              (8,076)
                               --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,143,477)         (18,422,643)
                               --------------       --------------
 Net increase (decrease) in
  net assets                      (14,328,671)         (42,801,369)
NET ASSETS:
 Beginning of year                 26,844,918           73,690,345
                               --------------       --------------
 End of year                      $12,516,247          $30,888,976
                               ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       PUTNAM VT                 PUTNAM VT
                                   THE GEORGE PUTNAM          UTILITIES GROWTH
                                     FUND OF BOSTON              AND INCOME
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,523,172                $1,467,809
 Net realized gain (loss) on
  security transactions                  (3,615,779)                8,664,183
 Net realized gain on
  distributions                           6,342,403                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (36,071,594)              (57,932,000)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (30,821,798)              (47,800,008)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  180,432                   669,578
 Net transfers                           (7,283,226)               (5,940,327)
 Surrenders for benefit
  payments and fees                     (17,340,096)              (22,781,195)
 Net annuity transactions                   131,340                   (42,229)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,311,550)              (28,094,173)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (55,133,348)              (75,894,181)
NET ASSETS:
 Beginning of year                       93,380,892               165,684,397
                                     --------------            --------------
 End of year                            $38,247,544               $89,790,216
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            PUTNAM VT
                                 PUTNAM VT             PUTNAM VT            DISCOVERY
                                   VISTA                VOYAGER              GROWTH
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(673,660)          $(4,397,626)           $(83,014)
 Net realized gain (loss) on
  security transactions             1,202,092            30,248,406            (460,601)
 Net realized gain on
  distributions                            --                    --             677,280
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (26,702,531)         (204,415,749)         (3,108,742)
                               --------------       ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (26,174,099)         (178,564,969)         (2,975,077)
                               --------------       ---------------       -------------
UNIT TRANSACTIONS:
 Purchases                            191,530             1,683,190              26,079
 Net transfers                     (4,606,430)          (27,721,867)           (609,732)
 Surrenders for benefit
  payments and fees                (8,830,653)          (65,882,592)           (743,989)
 Net annuity transactions               1,641               (29,796)                 --
                               --------------       ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (13,243,912)          (91,951,065)         (1,327,642)
                               --------------       ---------------       -------------
 Net increase (decrease) in
  net assets                      (39,418,011)         (270,516,034)         (4,302,719)
NET ASSETS:
 Beginning of year                 66,775,491           534,698,346           7,546,189
                               --------------       ---------------       -------------
 End of year                      $27,357,480          $264,182,312          $3,243,470
                               ==============       ===============       =============

                                      PUTNAM VT
                                       CAPITAL            PUTNAM VT
                                    OPPORTUNITIES       EQUITY INCOME
                                     SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(48,119)            $299,067
 Net realized gain (loss) on
  security transactions                  (462,852)          (1,166,569)
 Net realized gain on
  distributions                           372,111            1,735,233
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,829,950)         (14,343,147)
                                    -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (2,968,810)         (13,475,416)
                                    -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 42,975              235,557
 Net transfers                            199,323            1,929,315
 Surrenders for benefit
  payments and fees                    (1,155,507)          (7,580,456)
 Net annuity transactions                  (1,799)              (8,201)
                                    -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (915,008)          (5,423,785)
                                    -------------       --------------
 Net increase (decrease) in
  net assets                           (3,883,818)         (18,899,201)
NET ASSETS:
 Beginning of year                      8,618,425           45,096,284
                                    -------------       --------------
 End of year                           $4,734,607          $26,197,083
                                    =============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                     LEGG MASON
                                     LEGG MASON              LEGG MASON          PARTNERS VARIABLE         LEGG MASON
                                  PARTNERS VARIABLE       PARTNERS VARIABLE         GLOBAL HIGH         PARTNERS VARIABLE
                                 CAPITAL AND INCOME       FUNDAMENTAL VALUE          YIELD BOND             INVESTORS
                                      PORTFOLIO               PORTFOLIO              PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(267)                  $1,289                 $3,844                   $253
 Net realized gain (loss) on
  security transactions                 (10,024)                 (41,374)                (3,325)                 3,852
 Net realized gain on
  distributions                           1,019                      373                     --                  7,783
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (10,913)                (180,374)               (16,570)              (134,388)
                                      ---------              -----------             ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (20,185)                (220,086)               (16,051)              (122,500)
                                      ---------              -----------             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   --                       --                    515                     --
 Net transfers                          (35,441)                 (83,370)               (46,512)               (33,216)
 Surrenders for benefit
  payments and fees                      (1,873)                (118,414)               (16,908)               (31,827)
 Net annuity transactions                    --                       --                     --                     --
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (37,314)                (201,784)               (62,905)               (65,043)
                                      ---------              -----------             ----------            -----------
 Net increase (decrease) in
  net assets                            (57,499)                (421,870)               (78,956)              (187,543)
                                      ---------              -----------             ----------            -----------
NET ASSETS:
 Beginning of year                       85,447                  778,068                110,061                420,379
                                      ---------              -----------             ----------            -----------
 End of year                            $27,948                 $356,198                $31,105               $232,836
                                      =========              ===========             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Putnam VT Mid Cap Value, Putnam VT American Government Income, Putnam VT Diversified Income, Putnam VT Global Asset Allocation, Putnam VT Global Equity, Putnam VT Growth and Income, Putnam VT Growth Opportunities, Putnam VT Global Health Care, Putnam VT High Yield, Putnam VT Income, Putnam VT International Growth and Income, Putnam VT International Equity, Putnam VT International New Opportunities, Putnam VT Investors, Putnam VT Money Market, Putnam VT New Opportunities, Putnam VT Research, Putnam VT Small Cap Value, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Utilities, Putnam VT Vista, Putnam VT Voyager, Putnam VT Capital Opportunities, Putnam VT Equity Income, Legg Mason ClearBridge Variable Equity Income Builder Portfolio, Legg Mason ClearBridge Variable Fundamental Value Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, and Legg Mason ClearBridge Variable Investors Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments includes those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Account has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. The Account is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives a maximum annual fee of 0.20% of the Account's average daily net assets.

       b) DEDUCTION OF OTHER FEES -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) (if applicable), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. Where applicable, these charges are a redemption of units and are reflected in cost of insurance and other fees on the accompanying statements of changes in net assets.

       d) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit

-------------------------------------------------------------------------------

       payments and fees in the accompanying statements of changes in net assets.

       f) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in mortality and expense risk charges in the accompanying statements of operations. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Putnam VT Mid Cap Value                               $1,448,254      $2,734,766
Putnam VT American Government Income                   7,032,821      12,908,387
Putnam VT Diversified Income                           9,024,695      15,128,066
Putnam VT Global Asset Allocation                      5,165,562      11,119,699
Putnam VT Global Equity                                  682,900      14,629,588
Putnam VT Growth and Income                           16,955,664      93,419,621
Putnam VT Growth Opportunities                         1,280,211       1,168,423
Putnam VT Global Health Care                           3,605,115       4,785,480
Putnam VT High Yield                                  13,397,871      16,079,531
Putnam VT Income                                      10,093,120      26,975,953
Putnam VT International Growth and Income                810,015      10,368,726
Putnam VT International Equity                         1,049,478      11,682,830
Putnam VT International New Opportunities              1,327,454       4,648,482
Putnam VT Investors                                    5,702,516      13,853,680
Putnam VT Money Market                                17,335,848      53,086,072
Putnam VT New Opportunities                            4,335,522      22,009,991
Putnam VT Research                                       566,666       2,457,669
Putnam VT Small Cap Value                              1,582,719       6,501,228
Putnam VT The George Putnam Fund of Boston             2,311,119       9,028,271
Putnam VT Global Utilities                             8,913,309      14,839,332
Putnam VT Vista                                        7,885,549      14,158,935
Putnam VT Voyager                                      5,518,796      47,296,409
Putnam VT Capital Opportunities                        1,913,000       2,528,384
Putnam VT Equity Income                               42,817,161      53,089,234
Legg Mason ClearBridge Variable Equity Income
 Builder Portfolio                                         2,954           6,455
Legg Mason ClearBridge Variable Fundamental
 Value Portfolio                                          17,331          55,513
Legg Mason Western Asset Variable Global High
 Yield Bond Portfolio                                     20,293           2,596
Legg Mason ClearBridge Variable Investors
 Portfolio                                                 4,862          40,783
                                                  --------------  --------------
                                                    $170,800,805    $464,604,104
                                                  ==============  ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Mid Cap Value                118,356       238,405       (120,049)
Putnam VT American Government
 Income                                353,088       839,996       (486,908)
Putnam VT Diversified Income           297,590       999,213       (701,623)
Putnam VT Global Asset
 Allocation                             65,573       420,561       (354,988)
Putnam VT Global Equity                 55,193       844,569       (789,376)
Putnam VT Growth and Income            134,828     2,678,044     (2,543,216)
Putnam VT Growth Opportunities         348,988       322,873         26,115
Putnam VT Global Health Care            97,189       431,063       (333,874)
Putnam VT High Yield                   242,291       557,218       (314,927)
Putnam VT Income                       159,846     1,101,863       (942,017)
Putnam VT International Growth
 and Income                             73,633       773,528       (699,895)
Putnam VT International Equity         127,559       865,039       (737,480)
Putnam VT International New
 Opportunities                          79,803       383,119       (303,316)
Putnam VT Investors                    926,946     2,254,610     (1,327,664)
Putnam VT Money Market              10,278,508    29,760,681    (19,482,173)
Putnam VT New Opportunities            397,382     2,132,216     (1,734,834)
Putnam VT Research                      52,688       278,608       (225,920)
Putnam VT Small Cap Value               74,324       460,213       (385,889)
Putnam VT The George Putnam Fund
 of Boston                              70,750     1,022,989       (952,239)
Putnam VT Global Utilities              32,016       639,057       (607,041)
Putnam VT Vista                        988,846     2,800,003     (1,811,157)
Putnam VT Voyager                      141,501     1,250,376     (1,108,875)
Putnam VT Capital Opportunities        159,844       201,582        (41,738)
Putnam VT Equity Income              3,860,182     4,856,664       (996,482)
Legg Mason ClearBridge Variable
 Equity Income Builder
 Portfolio                                 353         1,075           (722)
Legg Mason ClearBridge Variable
 Fundamental Value Portfolio             2,319         8,897         (6,578)
Legg Mason Western Asset
 Variable Global High Yield Bond
 Portfolio                               9,326         1,798          7,528
Legg Mason ClearBridge Variable
 Investors Portfolio                       948        46,532        (45,584)

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Mid Cap Value             127,620       514,696          (387,076)
Putnam VT American Government
 Income                           1,386,161       999,145           387,016
Putnam VT Capital
 Appreciation                       115,969       329,692          (213,723)
Putnam VT Diversified Income        173,964     1,984,338        (1,810,374)
Putnam VT Global Asset
 Allocation                         184,818       747,927          (563,109)
Putnam VT Global Equity              43,329     1,511,782        (1,468,453)
Putnam VT Growth and Income         120,722     4,957,007        (4,836,285)
Putnam VT Growth
 Opportunities                      273,531       624,914          (351,383)
Putnam VT Health Sciences           153,803       849,430          (695,627)
Putnam VT High Yield                228,747       936,053          (707,306)
Putnam VT Income                    209,529     2,065,960        (1,856,431)
Putnam VT International
 Growth and Income                  117,378     1,302,145        (1,184,767)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT International
 Equity                             460,174     1,782,940        (1,322,766)
Putnam VT International New
 Opportunities                       84,888       949,944          (865,056)
Putnam VT Investors                 201,140     2,816,697        (2,615,557)
Putnam VT Money Market           43,978,410    34,737,258         9,241,152
Putnam VT New Opportunities          88,627     2,462,293        (2,373,666)
Putnam VT New Value                 106,869     1,527,296        (1,420,427)
Putnam VT OTC & Emerging
 Growth                             207,826     1,004,986          (797,160)
Putnam VT Research                   70,121       534,568          (464,447)
Putnam VT Small Cap Value           176,635     1,131,649          (955,014)
Putnam VT The George Putnam
 Fund of Boston                     155,466     2,214,740        (2,059,274)
Putnam VT Utilities Growth
 and Income                         106,793     1,112,020        (1,005,227)
Putnam VT Vista                      73,347     1,070,705          (997,358)
Putnam VT Voyager                    97,273     2,302,151        (2,204,878)
Putnam VT Discovery Growth          204,119       472,806          (268,687)
Putnam VT Capital
 Opportunities                      142,805       216,280           (73,475)
Putnam VT Equity Income             408,976       802,020          (393,044)
Legg Mason Partners Variable
 Capital and Income
 Portfolio                               96         4,270            (4,174)
Legg Mason Partners Variable
 Fundamental Value Portfolio          4,000        25,133           (21,133)
Legg Mason Partners Variable
 Global High Yield Bond
 Portfolio                              543        40,682           (40,139)
Legg Mason Partners Variable
 Investors Portfolio                 52,059        88,149           (36,090)

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
 2009  Lowest contract
  charges                               218    $14.625136            $3,192
    Highest contract charges            136     13.237073             1,794
    Remaining contract
     charges                        931,705            --        13,366,283
 2008  Lowest contract
  charges                               280     10.622093             2,969
    Highest contract charges            825      9.759271             8,052
    Remaining contract
     charges                      1,051,003            --        10,979,774
 2007  Lowest contract
  charges                               280     18.756747             5,261
    Highest contract charges            826     17.494560            14,454
    Remaining contract
     charges                      1,438,078            --        26,612,847
 2006  Lowest contract
  charges                               281     18.621027             5,238
    Highest contract charges            811     17.604062            14,274
    Remaining contract
     charges                      1,696,988            --        31,264,697
 2005  Lowest contract
  charges                               314     16.337546             5,131
    Highest contract charges          1,376     15.686536            21,591
    Remaining contract
     charges                      1,739,377            --        28,209,480
PUTNAM VT AMERICAN GOVERNMENT
 INCOME
 2009  Lowest contract
  charges                             1,783     17.357982            30,945
    Highest contract charges          7,832     12.454133            97,545
    Remaining contract
     charges                      2,885,162            --        47,631,824
 2008  Lowest contract
  charges                             1,839     14.440840            26,553
    Highest contract charges          2,903     12.010796            34,872
    Remaining contract
     charges                      3,376,943            --        46,542,472
 2007  Lowest contract
  charges                             2,104     14.500800            30,507
    Highest contract charges         10,151     12.879779           130,746
    Remaining contract
     charges                      2,982,414            --        41,551,935
 2006  Lowest contract
  charges                            21,762     13.475700           293,259
    Highest contract charges          9,898     12.143961           120,202
    Remaining contract
     charges                      3,562,012            --        46,394,557
 2005  Lowest contract
  charges                            88,032     13.143557         1,157,052
    Highest contract charges         11,531     12.020844           138,608
    Remaining contract
     charges                      4,638,806            --        59,214,778

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM VT MID CAP VALUE
 2009  Lowest contract
  charges                            0.95%             0.30%             37.69%
    Highest contract charges         2.48%             0.25%             35.64%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.95%             0.41%            (43.37)%
    Highest contract charges         2.46%             0.41%            (44.22)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.94%             1.38%              0.73%
    Highest contract charges         2.44%             1.39%             (0.77)%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.95%             0.23%             13.98%
    Highest contract charges         2.51%             0.24%             12.22%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.94%             0.28%             10.93%
    Highest contract charges         2.46%               --               9.61%
    Remaining contract
     charges                           --                --                 --
PUTNAM VT AMERICAN GOVERNMENT
 INCOME
 2009  Lowest contract
  charges                            0.95%             4.17%             20.20%
    Highest contract charges         2.54%               --              17.95%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.95%             4.67%             (0.41)%
    Highest contract charges         2.17%               --              (1.88)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.95%             7.13%              7.61%
    Highest contract charges         2.14%             4.83%              6.06%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.96%             8.60%              2.53%
    Highest contract charges         2.15%             4.57%              1.02%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             3.17%              0.69%
    Highest contract charges         2.15%             3.24%             (0.80)%
    Remaining contract
     charges                           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 2009  Lowest contract
  charges                                60    $23.305928            $1,399
    Highest contract charges          2,604     14.242472            37,082
    Remaining contract
     charges                      4,475,355            --        85,250,025
 2008  Lowest contract
  charges                                60     15.113266               907
    Highest contract charges          2,607      9.394683            24,488
    Remaining contract
     charges                      5,176,975            --        64,772,267
 2007  Lowest contract
  charges                                60     21.989761             1,320
    Highest contract charges          1,499     13.916279            20,857
    Remaining contract
     charges                      6,988,457            --       128,378,917
 2006  Lowest contract
  charges                                60     21.189720             1,272
    Highest contract charges          1,500     13.695602            20,540
    Remaining contract
     charges                      8,521,645            --       152,586,955
 2005  Lowest contract
  charges                                60     19.956741             1,198
    Highest contract charges          1,501     13.204279            19,815
    Remaining contract
     charges                     10,489,922            --       178,896,268
PUTNAM VT GLOBAL ASSET
 ALLOCATION
 2009  Lowest contract
  charges                                69     24.154627             1,655
    Highest contract charges          1,760      9.626243            16,942
    Remaining contract
     charges                      2,276,334            --        72,592,221
 2008  Lowest contract
  charges                                69     17.915831             1,228
    Highest contract charges          1,761      7.296212            12,845
    Remaining contract
     charges                      2,631,321            --        63,110,008
 2007  Lowest contract
  charges                                69     26.911657             1,844
    Highest contract charges          1,761     11.214274            19,751
    Remaining contract
     charges                      3,194,430            --       117,896,851
 2006  Lowest contract
  charges                                69     26.191229             1,795
    Highest contract charges          1,761     11.164279            19,667
    Remaining contract
     charges                      3,789,253            --       138,004,876
 2005  Lowest contract
  charges                                69     23.263179             1,594
    Highest contract charges          2,551     10.127533            25,838
    Remaining contract
     charges                      4,572,596            --       147,033,123

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 2009  Lowest contract
  charges                            0.43%             7.04%             54.21%
    Highest contract charges         2.45%             6.89%             51.60%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.49%             6.18%            (31.27)%
    Highest contract charges         2.45%             5.08%            (32.49)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.52%             4.95%              3.78%
    Highest contract charges         2.44%             4.84%              1.61%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.41%             5.78%              6.18%
    Highest contract charges         2.45%             5.63%              3.72%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.32%             7.30%              2.87%
    Highest contract charges         2.44%             7.18%              0.56%
    Remaining contract
     charges                           --                --                 --
PUTNAM VT GLOBAL ASSET
 ALLOCATION
 2009  Lowest contract
  charges                            0.44%             6.12%             34.82%
    Highest contract charges         2.45%             5.83%             31.94%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.42%             4.05%            (33.43)%
    Highest contract charges         2.45%             3.78%            (34.94)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.39%             0.70%              2.75%
    Highest contract charges         2.44%             0.50%              0.45%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.41%             2.85%             12.59%
    Highest contract charges         2.45%             2.67%             10.13%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.44%             1.36%              6.77%
    Highest contract charges         2.47%               --               4.28%
    Remaining contract
     charges                           --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
 2009  Lowest contract
  charges                                50    $19.099055              $960
    Highest contract charges          3,253      5.966489            19,410
    Remaining contract
     charges                      4,535,522            --        93,416,383
 2008  Lowest contract
  charges                                50     14.732350               741
    Highest contract charges            579      3.495583             2,022
    Remaining contract
     charges                      5,327,572            --        85,354,154
 2007  Lowest contract
  charges                                50     27.011466             1,358
    Highest contract charges          4,305      8.748564            37,664
    Remaining contract
     charges                      6,792,299            --       201,194,974
 2006  Lowest contract
  charges                                50     24.797325             1,247
    Highest contract charges          1,748      8.227670            14,379
    Remaining contract
     charges                      8,016,894            --       220,642,792
 2005  Lowest contract
  charges                               512     20.158520            10,313
    Highest contract charges            979      6.869325             6,722
    Remaining contract
     charges                      9,773,639            --       221,494,071
PUTNAM VT GROWTH AND INCOME
 2009  Lowest contract
  charges                               198     25.331065             5,010
    Highest contract charges         16,772      8.401932           140,919
    Remaining contract
     charges                     13,685,634            --       570,502,261
 2008  Lowest contract
  charges                               198     19.539109             3,864
    Highest contract charges         17,101      6.636242           113,485
    Remaining contract
     charges                     16,228,521            --       528,947,293
 2007  Lowest contract
  charges                               198     31.932825             6,316
    Highest contract charges         20,177     11.099975           223,962
    Remaining contract
     charges                     21,061,730            --     1,133,440,206
 2006  Lowest contract
  charges                               198     34.032792             6,740
    Highest contract charges         18,611     12.112525           225,433
    Remaining contract
     charges                     26,531,341            --     1,527,205,349
 2005  Lowest contract
  charges                               788     29.407328            23,187
    Highest contract charges         21,283     10.714366           228,038
    Remaining contract
     charges                     33,366,087            --     1,677,340,119

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM VT GLOBAL EQUITY
 2009  Lowest contract
  charges                            0.35%             0.18%             29.64%
    Highest contract charges         2.31%               --              26.96%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.40%             2.76%            (45.46)%
    Highest contract charges         2.31%             3.19%            (46.59)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.49%             2.21%              8.93%
    Highest contract charges         2.48%             1.19%              6.33%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.39%             1.30%             23.01%
    Highest contract charges         2.47%               --              20.18%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.40%             1.01%              8.66%
    Highest contract charges         2.34%             0.78%              6.26%
    Remaining contract
     charges                           --                --                 --
PUTNAM VT GROWTH AND INCOME
 2009  Lowest contract
  charges                            0.40%             3.01%             29.64%
    Highest contract charges         2.50%             2.68%             26.61%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.40%             2.52%            (38.81)%
    Highest contract charges         2.51%             2.20%            (40.21)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.41%             1.53%             (6.17)%
    Highest contract charges         2.49%             1.25%             (8.36)%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.40%             3.27%             15.73%
    Highest contract charges         2.50%             1.61%             13.05%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.40%             1.76%              5.08%
    Highest contract charges         2.49%             1.31%              2.63%
    Remaining contract
     charges                           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT GROWTH
 OPPORTUNITIES
 2009  Lowest contract
  charges                               864     $4.549877            $3,929
    Highest contract charges            292      4.029948             1,178
    Remaining contract
     charges                      1,514,869            --         6,443,304
 2008  Lowest contract
  charges                               865      3.251593             2,812
    Highest contract charges            293      2.932037               859
    Remaining contract
     charges                      1,488,752            --         4,545,994
 2007  Lowest contract
  charges                               867      5.263646             4,562
    Highest contract charges            294      4.821890             1,417
    Remaining contract
     charges                      1,840,132            --         9,168,341
 2006  Lowest contract
  charges                               868      5.021486             4,358
    Highest contract charges            295      4.688135             1,381
    Remaining contract
     charges                      2,303,084            --        11,055,028
 2005  Lowest contract
  charges                             1,024      4.661652             4,776
    Highest contract charges            295      4.425844             1,306
    Remaining contract
     charges                      2,834,059            --        12,726,311
PUTNAM VT GLOBAL HEALTH CARE
 2009  Lowest contract
  charges                             5,054     13.729931            69,391
    Highest contract charges            450      8.129918             3,655
    Remaining contract
     charges                      2,051,011            --        25,322,830
 2008  Lowest contract
  charges                             5,055     10.960856            55,406
    Highest contract charges            501      6.612183             3,315
    Remaining contract
     charges                      2,384,833            --        23,626,836
 2007  Lowest contract
  charges                             5,005     13.315442            66,645
    Highest contract charges            544      8.171512             4,446
    Remaining contract
     charges                      3,080,467            --        37,256,351
 2006  Lowest contract
  charges                            10,479     13.491720           141,381
    Highest contract charges            567      8.424727             4,781
    Remaining contract
     charges                      4,251,515            --        52,363,473
 2005  Lowest contract
  charges                            13,489     13.215507           178,261
    Highest contract charges            589      8.399170             4,943
    Remaining contract
     charges                      5,879,997            --        71,327,049

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM VT GROWTH
 OPPORTUNITIES
 2009  Lowest contract
  charges                            0.95%             1.11%             39.93%
    Highest contract charges         2.46%             0.78%             37.45%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.96%               --             (38.23)%
    Highest contract charges         2.46%               --             (39.19)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.96%             0.31%              4.82%
    Highest contract charges         2.44%             0.06%              2.85%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.97%             0.36%              7.72%
    Highest contract charges         2.44%             0.06%              5.93%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.96%             0.88%              3.36%
    Highest contract charges         2.45%             1.07%              1.59%
    Remaining contract
     charges                           --                --                 --
PUTNAM VT GLOBAL HEALTH CARE
 2009  Lowest contract
  charges                            0.95%               --              25.26%
    Highest contract charges         2.45%               --              22.95%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.95%               --             (17.68)%
    Highest contract charges         2.45%               --             (19.08)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.95%             1.32%             (1.31)%
    Highest contract charges         2.44%             0.79%             (3.01)%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.95%             0.50%              2.09%
    Highest contract charges         2.45%             0.30%              0.30%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             0.27%             12.42%
    Highest contract charges         2.44%             0.06%             10.46%
    Remaining contract
     charges                           --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
 2009  Lowest contract
  charges                                66    $24.977527            $1,640
    Highest contract charges            374     14.391867             5,380
    Remaining contract
     charges                      2,341,249            --        85,685,262
 2008  Lowest contract
  charges                                66     16.683513             1,096
    Highest contract charges            409      9.820305             4,020
    Remaining contract
     charges                      2,656,141            --        65,751,398
 2007  Lowest contract
  charges                                66     22.638509             1,487
    Highest contract charges            477     13.612628             6,490
    Remaining contract
     charges                      3,363,379            --       113,783,064
 2006  Lowest contract
  charges                                66     22.001466             1,445
    Highest contract charges            467     13.571050             6,334
    Remaining contract
     charges                      4,438,224            --       146,729,016
 2005  Lowest contract
  charges                                66     19.972627             1,312
    Highest contract charges            521     12.583377             6,557
    Remaining contract
     charges                      5,622,372            --       170,690,786
PUTNAM VT INCOME
 2009  Lowest contract
  charges                                28     23.480234               659
    Highest contract charges          4,468     13.136631            58,692
    Remaining contract
     charges                      4,883,990            --       142,853,286
 2008  Lowest contract
  charges                                28     16.012576               449
    Highest contract charges          4,666      9.179436            42,832
    Remaining contract
     charges                      5,825,809            --       118,053,142
 2007  Lowest contract
  charges                                28     21.093536               592
    Highest contract charges          6,055     12.365943            74,880
    Remaining contract
     charges                      7,680,851            --       206,828,688
 2006  Lowest contract
  charges                                28     20.083996               563
    Highest contract charges          5,749     12.043449            69,240
    Remaining contract
     charges                      9,353,790            --       243,348,911
 2005  Lowest contract
  charges                                28     19.236237               540
    Highest contract charges          5,938     11.808337            70,113
    Remaining contract
     charges                     11,724,337            --       297,629,132

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM VT HIGH YIELD
 2009  Lowest contract
  charges                            0.43%            10.11%             49.71%
    Highest contract charges         2.45%            10.66%             46.55%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.44%             9.51%            (26.31)%
    Highest contract charges         2.46%            10.26%            (27.86)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.45%             7.78%              2.90%
    Highest contract charges         2.44%             7.61%              0.31%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.49%             7.67%             10.16%
    Highest contract charges         2.45%             8.02%              7.85%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.52%             8.14%              3.05%
    Highest contract charges         2.45%             7.97%              0.60%
    Remaining contract
     charges                           --                --                 --
PUTNAM VT INCOME
 2009  Lowest contract
  charges                            0.20%             5.82%             46.64%
    Highest contract charges         2.45%             6.00%             43.11%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.20%             7.05%            (24.09)%
    Highest contract charges         2.46%             7.40%            (25.77)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.20%             5.27%              5.03%
    Highest contract charges         2.44%             5.00%              2.68%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.20%             4.47%              4.41%
    Highest contract charges         2.45%             4.34%              1.99%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.20%             3.39%              2.19%
    Highest contract charges         2.44%             3.29%             (0.12)%
    Remaining contract
     charges                           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 GROWTH AND INCOME
 2009  Lowest contract
  charges                               143    $19.626398            $2,808
    Highest contract charges          3,439     10.540549            36,252
    Remaining contract
     charges                      2,637,655            --        43,916,554
 2008  Lowest contract
  charges                               143     15.590846             2,231
    Highest contract charges          3,252      8.560167            27,841
    Remaining contract
     charges                      3,337,737            --        44,512,616
 2007  Lowest contract
  charges                               143     28.905911             4,136
    Highest contract charges          1,820     16.220138            29,519
    Remaining contract
     charges                      4,523,936            --       113,700,771
 2006  Lowest contract
  charges                               143     27.049384             3,878
    Highest contract charges          2,172     15.541727            33,751
    Remaining contract
     charges                      5,216,348            --       124,310,106
 2005  Lowest contract
  charges                               144     21.278858             3,058
    Highest contract charges          2,169     12.525106            27,165
    Remaining contract
     charges                      5,458,243            --       103,854,914
PUTNAM VT INTERNATIONAL
 EQUITY
 2009  Lowest contract
  charges                            12,760     11.767913           150,156
    Highest contract charges          4,591      8.794032            40,375
    Remaining contract
     charges                      3,818,550            --        62,079,566
 2008  Lowest contract
  charges                            39,169      9.504233           372,270
    Highest contract charges          4,784      7.234579            34,608
    Remaining contract
     charges                      4,529,428            --        60,196,583
 2007  Lowest contract
  charges                            40,845     17.085639           697,870
    Highest contract charges          5,002     13.235183            66,199
    Remaining contract
     charges                      5,850,300            --       142,084,934
 2006  Lowest contract
  charges                            37,797     15.881238           600,262
    Highest contract charges          3,658     12.522501            45,815
    Remaining contract
     charges                      7,041,132            --       160,689,952
 2005  Lowest contract
  charges                            50,879     12.521365           637,069
    Highest contract charges          1,592     10.052848            15,999
    Remaining contract
     charges                      8,095,761            --       146,413,591

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM VT INTERNATIONAL
 GROWTH AND INCOME
 2009  Lowest contract
  charges                            0.41%               --              25.88%
    Highest contract charges         2.45%               --              23.14%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.41%             2.18%            (46.06)%
    Highest contract charges         2.45%             1.86%            (47.33)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.42%             1.88%              6.86%
    Highest contract charges         2.50%             1.62%              4.37%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.38%             1.36%             27.12%
    Highest contract charges         2.50%             1.18%             24.09%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.39%             1.02%             13.88%
    Highest contract charges         2.51%               --              11.28%
    Remaining contract
     charges                           --                --                 --
PUTNAM VT INTERNATIONAL
 EQUITY
 2009  Lowest contract
  charges                            0.96%               --              23.82%
    Highest contract charges         2.50%               --              21.56%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.95%             2.51%            (44.37)%
    Highest contract charges         2.51%             2.10%            (45.34)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.95%             2.87%              7.58%
    Highest contract charges         2.48%             2.30%              5.69%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.95%             0.93%             26.83%
    Highest contract charges         2.50%             0.37%             24.57%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             1.58%             11.39%
    Highest contract charges         2.55%               --               9.43%
    Remaining contract
     charges                           --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES
 2009  Lowest contract
  charges                               836    $17.474819           $14,614
    Highest contract charges          1,526      8.992189            13,717
    Remaining contract
     charges                      1,773,549            --        26,233,292
 2008  Lowest contract
  charges                               836     12.644110            10,574
    Highest contract charges            565      6.663483             3,763
    Remaining contract
     charges                      2,077,826            --        22,468,534
 2007  Lowest contract
  charges                               836     22.026583            18,420
    Highest contract charges          3,358     11.878566            39,884
    Remaining contract
     charges                      2,940,089            --        56,198,828
 2006  Lowest contract
  charges                               836     19.480755            16,291
    Highest contract charges          3,395     10.757886            36,520
    Remaining contract
     charges                      3,126,946            --        53,375,228
 2005  Lowest contract
  charges                               836     15.470875            12,938
    Highest contract charges          1,232      8.744978            10,777
    Remaining contract
     charges                      3,330,599            --        45,827,823
PUTNAM VT INVESTORS
 2009  Lowest contract
  charges                             6,319      7.173646            45,332
    Highest contract charges          4,617      5.472803            25,266
    Remaining contract
     charges                      6,555,771            --        51,001,323
 2008  Lowest contract
  charges                             3,119      5.520707            17,221
    Highest contract charges          2,423      4.299982            10,420
    Remaining contract
     charges                      7,065,567            --        42,781,044
 2007  Lowest contract
  charges                             8,293      9.203441            76,324
    Highest contract charges          2,374      7.289828            17,306
    Remaining contract
     charges                      9,675,999            --        97,694,132
 2006  Lowest contract
  charges                            10,583      9.770554           103,399
    Highest contract charges         10,117      7.877671            79,704
    Remaining contract
     charges                     12,705,222            --       137,401,502
 2005  Lowest contract
  charges                            16,628      8.634611           143,574
    Highest contract charges         10,253      7.085782            72,647
    Remaining contract
     charges                     15,911,713            --       153,842,345

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES
 2009  Lowest contract
  charges                            0.40%             1.77%             38.21%
    Highest contract charges         2.49%             0.91%             34.95%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.40%             1.87%            (42.60)%
    Highest contract charges         2.51%             1.77%            (43.90)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.40%             1.05%             13.07%
    Highest contract charges         2.49%             0.85%             10.42%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.40%             1.50%             25.92%
    Highest contract charges         2.48%             0.61%             23.02%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.40%             0.87%             18.17%
    Highest contract charges         2.45%               --              15.44%
    Remaining contract
     charges                           --                --                 --
PUTNAM VT INVESTORS
 2009  Lowest contract
  charges                            0.95%             1.54%             29.94%
    Highest contract charges         2.49%             0.94%             27.59%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.96%             0.80%            (40.02)%
    Highest contract charges         2.46%             0.25%            (41.01)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.95%             0.58%             (5.80)%
    Highest contract charges         2.46%             0.21%             (7.46)%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.95%             0.83%             13.16%
    Highest contract charges         2.45%             0.40%             11.18%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             1.21%              8.00%
    Highest contract charges         2.44%             1.00%              6.23%
    Remaining contract
     charges                           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
 2009  Lowest contract
  charges                               302     $1.641535              $496
    Highest contract charges          3,560      0.995207             3,543
    Remaining contract
     charges                     51,665,958            --        90,313,373
 2008  Lowest contract
  charges                               302      1.642425               496
    Highest contract charges         27,231      1.018279            27,728
    Remaining contract
     charges                     71,124,460            --       126,039,387
 2007  Lowest contract
  charges                               302      1.603696               484
    Highest contract charges         29,967      1.019909            30,564
    Remaining contract
     charges                     61,880,572            --       110,955,270
 2006  Lowest contract
  charges                               302      1.532364               463
    Highest contract charges         28,403      0.997267            28,326
    Remaining contract
     charges                     59,261,486            --       103,011,993
 2005  Lowest contract
  charges                               302      1.470407               444
    Highest contract charges         30,846      0.979257            30,206
    Remaining contract
     charges                     64,744,475            --       108,838,929
PUTNAM VT NEW OPPORTUNITIES
 2009  Lowest contract
  charges                               253     24.934273             6,304
    Highest contract charges          2,120      4.547517             9,639
    Remaining contract
     charges                      7,529,432            --       136,946,280
 2008  Lowest contract
  charges                               253     18.896193             4,777
    Highest contract charges          2,153      3.526872             7,594
    Remaining contract
     charges                      8,382,633            --       117,390,807
 2007  Lowest contract
  charges                               253     30.908037             7,814
    Highest contract charges          2,208      5.900851            13,028
    Remaining contract
     charges                     10,756,244            --       246,358,603
 2006  Lowest contract
  charges                               253     29.270152             7,411
    Highest contract charges          2,360      5.719030            13,493
    Remaining contract
     charges                     13,711,689            --       302,662,014
 2005  Lowest contract
  charges                               254     27.004559             6,850
    Highest contract charges          2,422      5.398823            13,077
    Remaining contract
     charges                     17,062,629            --       354,406,565

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM VT MONEY MARKET
 2009  Lowest contract
  charges                            0.21%             0.33%             (0.05)%
    Highest contract charges         2.53%             0.41%             (2.27)%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.22%             2.75%              2.42%
    Highest contract charges         2.55%             2.33%              0.04%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.23%             4.86%              4.66%
    Highest contract charges         2.44%             4.67%              2.27%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.24%             4.53%              4.21%
    Highest contract charges         2.45%             4.25%              1.84%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.24%             2.72%              2.38%
    Highest contract charges         2.44%             2.49%              0.05%
    Remaining contract
     charges                           --                --                 --
PUTNAM VT NEW OPPORTUNITIES
 2009  Lowest contract
  charges                            0.40%             0.66%             31.95%
    Highest contract charges         2.45%             0.36%             28.94%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.40%             0.30%            (38.86)%
    Highest contract charges         2.46%               --             (40.23)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.39%             0.16%              5.60%
    Highest contract charges         2.44%               --               3.18%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.41%             0.17%              8.39%
    Highest contract charges         2.45%               --               5.93%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.40%             0.36%              9.88%
    Highest contract charges         2.44%             0.11%              7.39%
    Remaining contract
     charges                           --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT RESEARCH
 2009  Lowest contract
  charges                             9,828     $8.847236           $86,949
    Highest contract charges          3,964      6.603882            26,174
    Remaining contract
     charges                      1,327,689            --        14,005,819
 2008  Lowest contract
  charges                             9,913      6.688187            66,303
    Highest contract charges          3,875      5.081345            19,688
    Remaining contract
     charges                      1,553,613            --        12,430,256
 2007  Lowest contract
  charges                             9,893     10.965040           108,474
    Highest contract charges          3,702      8.473957            31,373
    Remaining contract
     charges                      2,018,253            --        26,705,071
 2006  Lowest contract
  charges                             9,908     10.978838           108,775
    Highest contract charges         10,376      8.635873            89,612
    Remaining contract
     charges                      2,626,777            --        35,293,451
 2005  Lowest contract
  charges                            11,550      9.929116           114,684
    Highest contract charges         10,611      7.950676            84,366
    Remaining contract
     charges                      3,415,663            --        41,787,013
PUTNAM VT SMALL CAP VALUE
 2009  Lowest contract
  charges                             1,087     20.138661            21,889
    Highest contract charges         10,625     14.568669           154,794
    Remaining contract
     charges                      1,843,027            --        33,036,357
 2008  Lowest contract
  charges                             1,087     15.336718            16,670
    Highest contract charges         10,629     11.356564           120,704
    Remaining contract
     charges                      2,228,912            --        30,751,602
 2007  Lowest contract
  charges                             1,087     25.338373            27,541
    Highest contract charges         12,358     19.203583           237,315
    Remaining contract
     charges                      3,182,197            --        73,425,489
 2006  Lowest contract
  charges                             1,087     29.067969            31,595
    Highest contract charges         12,668     22.559466           285,799
    Remaining contract
     charges                      4,572,290            --       122,414,555
 2005  Lowest contract
  charges                             1,087     24.821902            26,980
    Highest contract charges         11,053     19.720038           217,956
    Remaining contract
     charges                      5,741,087            --       132,777,806

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM VT RESEARCH
 2009  Lowest contract
  charges                            0.95%             1.49%             32.28%
    Highest contract charges         2.45%             1.10%             29.96%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.95%             1.36%            (39.00)%
    Highest contract charges         2.45%             1.00%            (40.04)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.95%             0.65%             (0.13)%
    Highest contract charges         2.46%             0.31%             (1.88)%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.95%             0.76%             10.57%
    Highest contract charges         2.45%             0.54%              8.62%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             1.07%              4.26%
    Highest contract charges         2.44%             0.83%              2.52%
    Remaining contract
     charges                           --                --                 --
PUTNAM VT SMALL CAP VALUE
 2009  Lowest contract
  charges                            0.40%             2.03%             31.31%
    Highest contract charges         2.50%             1.70%             28.28%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.40%             1.91%            (39.47)%
    Highest contract charges         2.51%             1.50%            (40.86)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.40%             0.77%            (12.83)%
    Highest contract charges         2.50%             0.57%            (14.88)%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.40%             0.51%             17.11%
    Highest contract charges         2.50%             0.30%             14.40%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.40%             0.37%              6.87%
    Highest contract charges         2.49%             0.20%              4.39%
    Remaining contract
     charges                           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2009  Lowest contract
  charges                             1,065    $10.573412           $11,265
    Highest contract charges          1,915      8.709196            16,679
    Remaining contract
     charges                      3,805,994            --        37,940,688
 2008  Lowest contract
  charges                             1,102      8.479938             9,346
    Highest contract charges          2,591      7.104520            18,405
    Remaining contract
     charges                      4,757,520            --        38,219,793
 2007  Lowest contract
  charges                             1,106     14.380828            15,904
    Highest contract charges          2,649     12.282903            32,532
    Remaining contract
     charges                      6,816,732            --        93,332,456
 2006  Lowest contract
  charges                             1,902     14.354043            27,296
    Highest contract charges          2,673     12.468638            33,335
    Remaining contract
     charges                      9,093,321            --       124,885,589
 2005  Lowest contract
  charges                             1,949     12.912191            25,168
    Highest contract charges          2,793     11.416830            31,882
    Remaining contract
     charges                     11,738,519            --       145,740,171
PUTNAM VT GLOBAL UTILITIES
 2009  Lowest contract
  charges                                24     28.129136               684
    Highest contract charges          4,955      9.346977            46,318
    Remaining contract
     charges                      3,105,587            --        79,667,243
 2008  Lowest contract
  charges                                24     26.232521               638
    Highest contract charges          4,955      8.913486            44,170
    Remaining contract
     charges                      3,712,628            --        89,745,408
 2007  Lowest contract
  charges                                24     37.802907               919
    Highest contract charges          4,972     13.128762            65,272
    Remaining contract
     charges                      4,717,838            --       165,618,206
 2006  Lowest contract
  charges                                24     31.564092               768
    Highest contract charges          6,181     11.205826            69,260
    Remaining contract
     charges                      5,540,619            --       163,953,765
 2005  Lowest contract
  charges                                24     24.892511               605
    Highest contract charges          6,292      9.030912            56,819
    Remaining contract
     charges                      6,922,375            --       162,667,332

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2009  Lowest contract
  charges                            0.95%             4.81%             24.69%
    Highest contract charges         2.45%             4.31%             22.59%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.95%             4.90%            (41.03)%
    Highest contract charges         2.46%             4.67%            (42.16)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.95%             3.14%              0.19%
    Highest contract charges         2.44%             2.70%             (1.49)%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.95%             2.62%             11.17%
    Highest contract charges         2.45%             2.44%              9.21%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             2.19%              3.23%
    Highest contract charges         2.44%             2.02%              1.48%
    Remaining contract
     charges                           --                --                 --
PUTNAM VT GLOBAL UTILITIES
 2009  Lowest contract
  charges                            0.19%             4.38%              7.23%
    Highest contract charges         2.35%             4.01%              4.86%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.37%             2.43%            (30.61)%
    Highest contract charges         2.35%             2.15%            (32.11)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.42%             1.86%             19.77%
    Highest contract charges         2.34%             1.81%             17.16%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.22%             3.06%             26.80%
    Highest contract charges         2.35%             2.85%             24.08%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.19%             2.08%              8.51%
    Highest contract charges         2.34%             1.88%              6.05%
    Remaining contract
     charges                           --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT VISTA
 2009  Lowest contract
  charges                                12    $12.536129              $153
    Highest contract charges          8,291      4.671066            38,727
    Remaining contract
     charges                      3,459,821            --        40,133,301
 2008  Lowest contract
  charges                            29,010      6.085667           176,545
    Highest contract charges          5,525      3.451830            19,072
    Remaining contract
     charges                      3,182,574            --        27,161,863
 2007  Lowest contract
  charges                            15,597     11.254275           175,532
    Highest contract charges          1,049      6.512782             6,834
    Remaining contract
     charges                      4,197,821            --        66,593,125
 2006  Lowest contract
  charges                            13,793     10.916573           150,571
    Highest contract charges          1,123      6.429401             7,225
    Remaining contract
     charges                      5,600,246            --        86,715,170
 2005  Lowest contract
  charges                             1,241     17.250467            21,407
    Highest contract charges          1,117      6.248255             6,979
    Remaining contract
     charges                      7,150,562            --       107,154,042
PUTNAM VT VOYAGER
 2009  Lowest contract
  charges                               183     32.294961             5,905
    Highest contract charges         10,965      6.642601            72,839
    Remaining contract
     charges                      7,180,393            --       371,079,052
 2008  Lowest contract
  charges                               183     19.735262             3,609
    Highest contract charges         10,965      4.155468            45,567
    Remaining contract
     charges                      8,289,268            --       264,133,136
 2007  Lowest contract
  charges                               183     31.387577             5,739
    Highest contract charges         10,965      6.766742            74,200
    Remaining contract
     charges                     10,494,146            --       534,618,407
 2006  Lowest contract
  charges                               184     29.789395             5,477
    Highest contract charges         10,965      6.575081            72,096
    Remaining contract
     charges                     13,416,150            --       659,800,849
 2005  Lowest contract
  charges                             1,270     28.294845            35,941
    Highest contract charges         11,616      6.394015            74,272
    Remaining contract
     charges                     16,979,483            --       808,618,542

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM VT VISTA
 2009  Lowest contract
  charges                            0.40%               --              37.44%
    Highest contract charges         2.50%               --              35.32%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.95%               --             (45.93)%
    Highest contract charges         2.47%               --             (46.89)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.95%               --               3.09%
    Highest contract charges         2.44%               --               1.30%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.95%               --               4.72%
    Highest contract charges         2.45%               --               2.90%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.40%               --              12.03%
    Highest contract charges         2.45%               --               9.49%
    Remaining contract
     charges                           --                --                 --
PUTNAM VT VOYAGER
 2009  Lowest contract
  charges                            0.40%             1.11%             63.64%
    Highest contract charges         2.50%             0.81%             59.85%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.39%             0.29%            (37.12)%
    Highest contract charges         2.51%               --             (38.59)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.39%             0.03%              5.37%
    Highest contract charges         2.49%               --               2.92%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.40%             0.77%              5.28%
    Highest contract charges         2.50%             0.11%              2.83%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.40%             0.91%              5.51%
    Highest contract charges         2.50%             0.67%              3.08%
    Remaining contract
     charges                           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT CAPITAL
 OPPORTUNITIES
 2009  Lowest contract
  charges                                61    $15.650760              $955
    Highest contract charges          1,098     14.208110            15,606
    Remaining contract
     charges                        399,804            --         6,154,339
 2008  Lowest contract
  charges                                63     10.850239               686
    Highest contract charges            684      9.968949             6,823
    Remaining contract
     charges                        441,954            --         4,727,098
 2007  Lowest contract
  charges                                60     16.900331             1,012
    Highest contract charges            685     15.762954            10,798
    Remaining contract
     charges                        515,431            --         8,606,615
 2006  Lowest contract
  charges                                58     18.863017             1,087
    Highest contract charges            812     17.832854            14,497
    Remaining contract
     charges                        616,276            --        11,523,619
 2005  Lowest contract
  charges                                69     16.528392             1,137
    Highest contract charges            336     15.869804             5,336
    Remaining contract
     charges                        500,779            --         8,227,454
PUTNAM VT EQUITY INCOME
 2009  Lowest contract
  charges                               926     13.311071            12,332
    Highest contract charges         33,433     13.066945           436,865
    Remaining contract
     charges                      5,059,173            --        72,058,529
 2008  Lowest contract
  charges                               124     11.470023             1,424
    Highest contract charges          1,448     10.538465            15,263
    Remaining contract
     charges                      2,318,262            --        26,180,396
 2007  Lowest contract
  charges                               128     16.816424             2,156
    Highest contract charges            931     15.653414            14,579
    Remaining contract
     charges                      2,711,819            --        45,079,549
 2006  Lowest contract
  charges                               133     16.452427             2,181
    Highest contract charges          1,449     15.577171            22,580
    Remaining contract
     charges                      2,836,181            --        46,238,746
 2005  Lowest contract
  charges                               183     13.975903             2,562
    Highest contract charges          1,450     13.432298            19,479
    Remaining contract
     charges                      2,732,800            --        37,941,466

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM VT CAPITAL
 OPPORTUNITIES
 2009  Lowest contract
  charges                            0.88%             0.60%             44.24%
    Highest contract charges         2.37%               --              42.17%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.83%             0.44%            (35.80)%
    Highest contract charges         2.46%             0.46%            (36.76)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.83%               --             (10.41)%
    Highest contract charges         2.45%               --             (11.74)%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.88%             0.10%             14.13%
    Highest contract charges         2.50%             0.06%             12.37%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.81%               --               8.54%
    Highest contract charges         2.45%               --               7.38%
    Remaining contract
     charges                           --                --                 --
PUTNAM VT EQUITY INCOME
 2009  Lowest contract
  charges                            0.40%             1.34%             27.41%
    Highest contract charges         2.49%             1.23%             24.30%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            0.97%             1.93%            (31.79)%
    Highest contract charges         2.46%             1.93%            (32.81)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.97%             1.33%              2.21%
    Highest contract charges         2.49%             1.35%              0.64%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            0.95%             1.45%             17.72%
    Highest contract charges         2.45%             1.17%             15.97%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.92%             0.33%              3.95%
    Highest contract charges         2.44%             0.97%              2.95%
    Remaining contract
     charges                           --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE
 VARIABLE EQUITY INCOME
 BUILDER PORTFOLIO
 2009  Lowest contract
  charges                             3,367     $7.781013           $26,198
    Highest contract charges            265      7.749848             2,057
    Remaining contract
     charges                             --            --                --
 2008  Lowest contract
  charges                             4,088      6.420171            26,244
    Highest contract charges            266      6.404056             1,704
    Remaining contract
     charges                             --            --                --
 2007  Lowest contract
  charges                             8,261     10.019402            82,777
    Highest contract charges            267     10.009280             2,670
    Remaining contract
     charges                             --            --                --
 2006  Lowest contract
  charges                            71,475      1.334751            95,401
    Highest contract charges          1,968      1.320766             2,599
    Remaining contract
     charges                             --            --                --
 2005  Lowest contract
  charges                            95,679      1.202497           115,054
    Highest contract charges          1,971      1.191681             2,349
    Remaining contract
     charges                             --            --                --
LEGG MASON CLEARBRIDGE
 VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO
 2009  Lowest contract
  charges                            50,406      7.871215           396,756
    Highest contract charges            745      7.838880             5,841
    Remaining contract
     charges                             --            --                --
 2008  Lowest contract
  charges                            56,571      6.170510           349,073
    Highest contract charges          1,158      6.154388             7,125
    Remaining contract
     charges                             --            --                --
 2007  Lowest contract
  charges                            77,702      9.866295           766,633
    Highest contract charges          1,160      9.855315            11,435
    Remaining contract
     charges                             --            --                --
 2006  Lowest contract
  charges                           641,427      1.553472           996,439
    Highest contract charges          7,477      1.537193            11,494
    Remaining contract
     charges                             --            --                --
 2005  Lowest contract
  charges                           849,696      1.333798         1,133,324
    Highest contract charges          7,493      1.321808             9,905
    Remaining contract
     charges                             --            --                --

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
LEGG MASON CLEARBRIDGE
 VARIABLE EQUITY INCOME
 BUILDER PORTFOLIO
 2009  Lowest contract
  charges                            1.40%             3.25%             21.20%
    Highest contract charges         1.55%             3.36%             21.02%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            1.41%             0.85%            (35.92)%
    Highest contract charges         1.56%             1.09%            (36.02)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            0.94%             1.27%              0.55%
    Highest contract charges         1.04%             1.37%              0.45%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            1.40%             1.78%             11.00%
    Highest contract charges         1.54%             2.17%             10.83%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            1.40%             2.12%              1.88%
    Highest contract charges         1.57%             2.02%              1.73%
    Remaining contract
     charges                           --                --                 --
LEGG MASON CLEARBRIDGE
 VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO
 2009  Lowest contract
  charges                            1.40%             1.34%             27.56%
    Highest contract charges         1.55%             1.26%             27.37%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            1.41%             1.66%            (37.46)%
    Highest contract charges         1.55%             1.76%            (37.55)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            1.03%             1.18%             (4.33)%
    Highest contract charges         1.14%             1.32%             (4.43)%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            1.40%             1.27%             16.47%
    Highest contract charges         1.55%             1.40%             16.30%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            1.40%             0.88%              2.60%
    Highest contract charges         1.56%             0.15%              2.45%
    Remaining contract
     charges                           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
LEGG MASON WESTERN ASSET
 VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO
 2009  Lowest contract
  charges                            35,923     $1.680391           $60,365
    Highest contract charges             --            --                --
    Remaining contract
     charges                             --            --                --
 2008  Lowest contract
  charges                            28,395      1.095461            31,105
    Highest contract charges             --            --                --
    Remaining contract
     charges                             --            --                --
 2007  Lowest contract
  charges                            68,534      1.605919           110,061
    Highest contract charges             --            --                --
    Remaining contract
     charges                             --            --                --
 2006  Lowest contract
  charges                            74,769      1.629638           121,846
    Highest contract charges             --            --                --
    Remaining contract
     charges                             --            --                --
 2005  Lowest contract
  charges                            84,725      1.493640           126,548
    Highest contract charges             --            --                --
    Remaining contract
     charges                             --            --                --
LEGG MASON CLEARBRIDGE
 VARIABLE INVESTORS PORTFOLIO
 2009  Lowest contract
  charges                           199,427      1.157459           230,830
    Highest contract charges          1,985      1.140141             2,263
    Remaining contract
     charges                             --            --                --
 2008  Lowest contract
  charges                           245,006      0.942777           230,985
    Highest contract charges          1,990      0.930071             1,851
    Remaining contract
     charges                             --            --                --
 2007  Lowest contract
  charges                           281,091      1.485115           417,452
    Highest contract charges          1,995      1.467299             2,927
    Remaining contract
     charges                             --            --                --
 2006  Lowest contract
  charges                           357,345      1.449498           517,971
    Highest contract charges          1,999      1.434265             2,866
    Remaining contract
     charges                             --            --                --
 2005  Lowest contract
  charges                           444,930      1.242971           553,035
    Highest contract charges          2,003      1.231762             2,467
    Remaining contract
     charges                             --            --                --

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
LEGG MASON WESTERN ASSET
 VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO
 2009  Lowest contract
  charges                            1.40%            13.02%             53.40%
    Highest contract charges           --                --                 --
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            1.41%            10.16%            (31.79)%
    Highest contract charges           --                --                 --
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            1.40%             6.91%             (1.46)%
    Highest contract charges           --                --                 --
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            1.40%             5.23%              9.11%
    Highest contract charges           --                --                 --
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            1.40%             6.12%              2.37%
    Highest contract charges           --                --                 --
    Remaining contract
     charges                           --                --                 --
LEGG MASON CLEARBRIDGE
 VARIABLE INVESTORS PORTFOLIO
 2009  Lowest contract
  charges                            1.40%             1.87%             22.77%
    Highest contract charges         1.57%             1.93%             22.59%
    Remaining contract
     charges                           --                --                 --
 2008  Lowest contract
  charges                            1.41%             1.50%            (36.52)%
    Highest contract charges         1.55%             1.38%            (36.61)%
    Remaining contract
     charges                           --                --                 --
 2007  Lowest contract
  charges                            1.40%             1.07%              2.46%
    Highest contract charges         1.54%             1.26%              2.30%
    Remaining contract
     charges                           --                --                 --
 2006  Lowest contract
  charges                            1.40%             1.62%             16.62%
    Highest contract charges         1.55%             1.68%             16.44%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            1.40%             1.13%              5.05%
    Highest contract charges         1.55%             1.22%              4.89%
    Remaining contract
     charges                           --                --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's Manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

      indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

     Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

     The Company will charge an expense ranging from 0.80% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

     These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

     The Company, will charge an expense ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

     These charges are a reduction in unit values.

RIDERS:

     The Company will charge an expense for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal first Preferred, Optional Death Benefit Charge, and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.75%.

     These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

     An annual maintenance fee of $30 may be charged from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

     These charges are redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for other-than-temporary impairments in 2009 and for the fair value measurement of financial instruments in 2008.

Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                           FOR THE YEARS ENDED
                                                               DECEMBER 31,
                                                     2009          2008          2007
                                                              (IN MILLIONS)
-------------------------------------------------------------------------------------------
REVENUES
 Fee income and other                                $3,752        $4,155       $4,470
 Earned premiums                                        377           984          983
 Net investment income (loss)
 Securities available-for-sale and other              2,505         2,588        3,056
 Equity securities held for trading                     343          (246)           1
 Total net investment income                          2,848         2,342        3,057
 Net realized capital gains (losses):
 Total other-than-temporary impairment ("OTTI")
  losses                                             (1,722)       (1,888)        (339)
 OTTI losses recognized in other comprehensive
  income                                                530            --           --
                                                    -------       -------       ------
 Net OTTI losses recognized in earnings              (1,192)       (1,888)        (339)
 Net realized capital gains (losses), excluding
  net OTTI losses recognized in earnings                315        (3,875)        (595)
                                                    -------       -------       ------
                 TOTAL NET REALIZED CAPITAL LOSSES     (877)       (5,763)        (934)
                                                    -------       -------       ------
                                    TOTAL REVENUES    6,100         1,718        7,576
                                                    -------       -------       ------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment expenses         3, 716         4,047        3,982
 Benefits, loss and loss adjustment expenses --
  returns credited on International unit-linked
  bonds and pension products                            343          (246)           1
 Insurance expenses and other                         1,850         1,940        1,832
 Amortization of deferred policy acquisition costs
  and present value of future profits                 3,727         1,620          605
 Goodwill impairment                                     --           184           --
 Dividends to policyholders                              12            13           11
                                                    -------       -------       ------
               TOTAL BENEFITS, LOSSES AND EXPENSES    9,648         7,558        6,431
                                                    -------       -------       ------
           INCOME (LOSS) BEFORE INCOME TAX EXPENSE   (3,548)       (5,840)       1,145
 Income tax expense (benefit)                        (1,401)       (2,181)         252
                                                    -------       -------       ------
                                 NET INCOME (LOSS)   (2,147)      $(3,659)        $893
                                                    -------       -------       ------
       LESS: NET (INCOME) LOSS ATTRIBUTABLE TO THE
                           NONCONTROLLING INTEREST      (10)          105           (7)
                                                    -------       -------       ------
   NET INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE
                                 INSURANCE COMPANY  $(2,157)      $(3,554)        $886
                                                    -------       -------       ------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2009              2008
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $44,284 and
  $48,444)                                        $40,403           $39,560
 Equity securities, held for trading, at
  fair value (cost of $2,359 and $1,830)            2,443             1,634
 Equity securities, available for sale, at
  fair value (cost of $447 and $614)                  419               434
 Policy loans, at outstanding balance               2,120             2,154
 Mortgage loans (net of allowances for loan
  losses of $260 and $13)                           4,304             4,896
 Limited partnership and other alternative
  investments                                         759             1,033
 Other investments                                    338             1,237
 Short-term investments                             5,128             5,742
                                              -----------       -----------
                           TOTAL INVESTMENTS       55,914            56,690
                                              -----------       -----------
 Cash                                                 793               661
 Premiums receivable and agents' balances,
  net                                                  69                25
 Reinsurance recoverables, net                      3,140             3,195
 Deferred income taxes, net                         3,066             3,444
 Deferred policy acquisition costs and
  present value of future profits                   5,779             9,944
 Goodwill                                             470               462
 Other assets                                       1,709             3,267
 Separate account assets                          150,380           130,171
                                              -----------       -----------
                                TOTAL ASSETS     $221,320          $207,859
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses       11,318            10,602
 Other policyholder funds and benefits
  payable                                          43,526            52,647
 Other policyholder funds and benefits
  payable -- International unit-liked bonds
  and pension products                              2,419             1,613
 Consumer notes                                     1,136             1,210
 Other liabilities                                  6,245             8,373
 Separate account liabilities                     150,380           130,171
                                              -----------       -----------
                           TOTAL LIABILITIES      215,024           204,616
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE
 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Capital surplus                                    8,457             6,157
 Accumulated other comprehensive loss, net
  of tax                                           (1,941)           (4,531)
 Retained earnings                                   (287)            1,446
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        6,235             3,078
                                              -----------       -----------
 Noncontrolling interest                               61               165
                                              -----------       -----------
                                TOTAL EQUITY        6,296             3,243
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $221,320          $207,859
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED OTHER
                                                                                 COMPREHENSIVE INCOME (LOSS)
                                                                  NET UNREALIZED          NET (LOSS)
                                                                     CAPITAL             GAIN ON CASH             FOREIGN
                                  COMMON                          GAINS (LOSSES)         FLOW HEDGING            CURRENCY
                                   STOCK           CAPITAL        ON SECURITIES,         INSTRUMENTS,           TRANSLATION
                                                   SURPLUS          NET OF TAX            NET OF TAX               ADJS
                                                                          (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
2009
Balance, December 31, 2008           $6            $6,157             $(4,806)                $440                 $(165)
Comprehensive income
 Net loss
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                       3,229
 Net gains on cash flow
  hedging instruments                                                                         (292)
 Cumulative translation
  adjustments                                                                                                        115
                                                                                                                   -----
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent (3)                                         2,300
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax                                                                   (462)
                                                                      ------
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2009        $6            $8,457             $(2,039)                $148                  $(50)
                                    ---            ------             ------                 -----                 -----
2008
Balance, December 31, 2007           $6            $3,746              $(318)                $(137)                   $8
Comprehensive income
 Net loss
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                      (4,488)
 Net loss on cash flow
  hedging instruments                                                                          577
 Cumulative translation
  adjustments                                                                                                       (173)
Total other comprehensive
 loss
 Total comprehensive loss
Capital contribution from
 parent (3)                                         2,411
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2008        $6            $6,157             $(4,806)                $440                 $(165)
                                    ---            ------             ------                 -----                 -----
2007
Balance, December 31, 2006
Comprehensive income                 $6            $3,317               $503                 $(210)                  $(4)
 Net income
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        (821)
 Net loss on cash flow
  hedging instruments                                                                           73
 Cumulative translation
  adjustments                                                                                                         12
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent                                               429
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2007        $6            $3,746              $(318)                $(137)                   $8
                                    ---            ------             ------                 -----                 -----


                                                                                  NON-
                                                           TOTAL              CONTROLLING
                                   RETAINED            STOCKHOLDER'S            INTEREST          TOTAL
                                   EARNINGS                EQUITY              (NOTE 17)          EQUITY
                                                             (IN MILLIONS)
-----------------------------  ------------------------------------------------------------------------------
2009
Balance, December 31, 2008          $1,446                 $3,078                 $165            $3,243
Comprehensive income
 Net loss                           (2,157)                (2,157)                                (2,157)
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            3,229                                  3,229
 Net gains on cash flow
  hedging instruments                                        (292)                                  (292)
 Cumulative translation
  adjustments                                                 115                                    115
                                                           ------
Total other comprehensive
 income                                                     3,052                                  3,052
 Total comprehensive income                                   895                                    895
Capital contribution from
 parent (3)                                                 2,300                                  2,300
Dividends declared                     (38)                   (38)                                   (38)
 Cumulative effect of
  accounting changes, net of
  tax                                  462                     --                                     --
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                               (114)             (114)
                                                                                  ----            ------
Noncontrolling income (loss)                                                        10                10
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2009        $(287)                $6,235                  $61             6,296
                                    ------                 ------                 ----            ------
2008
Balance, December 31, 2007          $5,315                 $8,620                 $255            $8,875
Comprehensive income
 Net loss                           (3,554)                (3,554)                                (3,554)
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                           (4,488)                                (4,488)
 Net loss on cash flow
  hedging instruments                                         577                                    577
 Cumulative translation
  adjustments                                                (173)                                  (173)
                                                           ------                                 ------
Total other comprehensive
 loss                                                      (4,084)                                (4,084)
                                                           ------                                 ------
 Total comprehensive loss                                  (7,638)                                (7,638)
Capital contribution from
 parent (3)                                                 2,411                                  2,411
Dividends declared                    (313)                  (313)                                  (313)
 Cumulative effect of
  accounting changes, net of
  tax                                   (2)                    (2)                                    (2)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                 15                15
                                                                                  ----            ------
Noncontrolling income (loss)                                                      (105)             (105)
   BALANCE, DECEMBER 31, 2008       $1,446                 $3,078                 $165            $3,243
                                    ------                 ------                 ----            ------
2007
Balance, December 31, 2006
Comprehensive income                $4,894                 $8,506                 $142            $8,648
 Net income                            886                    886                                    886
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                             (821)                                  (821)
 Net loss on cash flow
  hedging instruments                                          73                                     73
 Cumulative translation
  adjustments                                                  12                                     12
                                                           ------                                 ------
Total other comprehensive
 income                                                      (736)                                  (736)
                                                           ------                                 ------
 Total comprehensive income                                   150                                    150
Capital contribution from
 parent                                                       429                                    429
Dividends declared                    (461)                  (461)                                  (461)
 Cumulative effect of
  accounting changes, net of
  tax                                   (4)                    (4)                                    (4)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                106               106
                                                                                  ----            ------
Noncontrolling income (loss)                                                         7                 7
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2007       $5,315                 $8,620                 $255            $8,875
                                    ------                 ------                 ----            ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(1,739), $2,416 and $443 for the years ended December 31, 2009, 2008 and 2007, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $157, $(310) and $(39) for the years ended December 31, 2009, 2008 and 2007, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1,076), $(1,396), and $(135) for the years ended December 31, 2009, 2008 and 2007, respectively.

(3) The Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1st reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates. The Company received a noncash asset capital contribution of $180 from its parent company during 2008.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income(loss)                     $(2,147)       $(3,659)          $893
 ADJUSTMENTS TO RECONCILE NET
  INCOME(LOSS) TO NET CASH PROVIDED
  BY OPERATING ACTIVITIES
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               3,727          1,620            605
 Additions to deferred policy
  acquisition costs and present
  value of future profits                (674)        (1,258)        (1,557)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and loss
  adjustment expenses                     574          1,161          1,228
 Reinsurance recoverables                  66            (29)          (235)
 Receivables and other assets             (20)            66            188
 Payables and accruals                    420           (369)           585
 Accrued and deferred income taxes       (797)        (2,166)          (112)
 Net realized capital losses              877          5,763            934
 Net receipts from investment
  contracts related to policyholder
  funds -- International unit-
  linked bonds and pension products       804            396            867
 Net increase in equity securities
  held for trading                       (809)          (386)          (877)
 Depreciation and amortization            173             78            441
 Goodwill impairment                       --            184             --
 Other, net                               328           (190)          (345)
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               OPERATING ACTIVITIES    $2,522         $1,211         $2,615
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments, available for sale     $37,224        $12,104        $19,094
 Equity securities,
  available-for-sale                      162            140            315
 Mortgage loans                           413            325            958
 Partnerships                             173            250            175
 Payments for the purchase of:
 Fixed maturities and short-term
  investments, available for sale     (35,519)       (18,216)       (22,027)
 Equity securities,
  available-for-sale                      (61)          (144)          (484)
 Mortgage loans                          (197)        (1,067)        (2,492)
 Partnerships                            (121)          (330)          (607)
 Derivative net                          (520)         1,170           (274)
 Purchase price of businesses
  acquired                                 --            (78)           (10)
 Change in policy loans, net               34           (139)            (6)
 Change in payables for collateral
  under securities lending, net        (1,805)          (974)         1,306
 Change in all other, net                  25            362)          (320)
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES     $(192)       $(6,597)       $(4,372)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                  13,398         22,449        .33,282
 Withdrawals and other deductions
  from investment and universal
  life-type contracts                 (23,487)       (28,105)       (31,299)
 Net transfers (to)/from separate
  accounts related to investment
  and universal life-type contracts     6,805          7,074           (607)
 Issuances (repayments) of
  structured financing                   (189)         2,001             --
 Capital contributions (1),(2)          1,397          2,231            397
 Dividends paid (1)                       (33)          (299)          (459)
 Net Issuances/(Repayments) at
  maturity or settlement of
  consumer notes                          (74)           401            551
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               FINANCING ACTIVITIES   $(2,183)        $5,752         $1,865
                                     --------       --------       --------
 Impact of foreign exchange               (15)          (128)             3
 Net (decrease) increase in cash          132            238            111
 Cash -- beginning of year                661            423            312
                                     --------       --------       --------
 Cash -- end of year                     $793           $661           $423
                                     --------       --------       --------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash Paid (Received) During
  the Year for:
 Income taxes                           $(282)         $(183)          $329

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 related to the assumed reinsurance agreements with Hartford Life Insurance K.K. The Company made noncash dividends of $54 and received a noncash capital contributions of $180 from its parent company during 2008 related to the assumed reinsurance agreement with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1st reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford").

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the U.S. ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of Hartford Life Insurance Company, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated. For further information on VIEs, see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued; valuation of investments and derivative instruments, evaluation of other-than-temporary impairments on available-for-sale securities; and contingencies relating to corporate litigation and regulatory matters; goodwill impairment and valuation allowance on deferred tax assets. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2009 and through the Consolidated Financial Statement issuance date of February 23, 2010. The Company has not evaluated subsequent events after that date for presentation in these Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the Financial Accounting Standards Board ("FASB") updated the guidance related to the recognition and presentation of other-than-temporary impairments. The Company adopted this new guidance for its interim reporting period ending on June 30, 2009 and upon adoption of this guidance, the Company recognized a $462, net of tax and deferred acquisition costs, increase to Retained Earnings with an offsetting decrease in Accumulated Other Comprehensive Income. See Note 4 for the Company's accounting policy and disclosures.

NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS

A noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. This updated guidance establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to:
(a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, and (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. This guidance applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. Upon adoption of this guidance on January 1, 2009, the Company reclassified $142 of noncontrolling interest, recorded in other liabilities, to equity as of January 1, 2007. The adoption of this guidance resulted in certain reclassifications of noncontrolling interests within the Company's Consolidated Statements of Operations. See Note 4 for the Company's accounting policy and disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

AMENDMENTS TO CONSOLIDATION GUIDANCE FOR VIES

In June 2009, the FASB issued accounting guidance which amends the current quantitative consolidation requirements applicable to variable interest entities ("VIE"). Under this new guidance, an entity would consolidate a VIE when the entity has both the (a) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (b) The obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued a proposed amendment to this guidance in January 2010 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies.

The Company adopted this updated guidance on January 1, 2010, the effective date. As a result of adoption, in addition to those VIEs the Company currently consolidates under the old guidance, the Company determined it will consolidate a Company sponsored collateralized debt obligation ("CDO") and a Company sponsored collateralized loan obligation ("CLO") that are VIEs. The Company expects the impact of these consolidations on its consolidated financial statements to be an increase in assets and increase in liabilities of approximately $350 million. The Company concluded that it has control over the activities that most significantly impact the economic performance of these VIEs as they provide collateral management services, earn a fee for these services and also have investments issued by the entities. These vehicles issued debt and the debt holders have no recourse to the general credit of the Company. The Company's maximum exposure to loss for these vehicles is their investment in the entities, fair valued at $240 million as of December 31, 2009.

The Company's has investments in mutual funds, limited partnerships and other alternative investments including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds which may be VIEs. The accounting for these investments will remain unchanged as they fall within the scope of the proposed deferral of this new consolidation guidance.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

ACCOUNTING POLICY                                                      Note
--------------------------------------------------------------------------------
Fair Value Measurements                                                   3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts                                                         8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7% as of December 31, 2009, 2008 and 2007 of total life insurance in-force. Dividends to policyholders were $12, $13 and $11 for the years ended December 31, 2009, 2008 and 2007, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to series of The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; and The Hartford Income Shares Fund, Inc. (collectively, "mutual funds"), consisting of 52 mutual funds and 1 closed-end fund, as of December 31, 2009. The Company charges fees to these funds, which are recorded as revenue by the Company. These funds are registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Company, through its wholly-owned subsidiaries, also provides investment management and administrative services (for which it receives revenue) for 18 mutual funds established under the laws of the Province of Ontario, Canada, and registered with the Ontario Securities Commission.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's consolidated financial statements since they are not assets, liabilities and operations of the Company.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance, variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by VIEs issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well as its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock.

For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. See Note 11 for a further discussion of the account for income taxes.

2. SEGMENT INFORMATION

The Company has four reporting segments: the Retail Products Group ("Retail") , Individual Life ("Individual Life"), Retirement Plans ("Retirement Plans") segment, and Institutional Solutions Group ("Institutional").

Retail offers individual variable and fixed market value adjusted ("MVA") annuities and retail mutual funds, 529 college savings plans, Canadian and offshore investments products.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code. Retirement Plans also offers mutual funds to institutional investors.

Institutional provides customized investment, insurance, and income solutions to select markets. Products include stable value contracts, institutional annuities (primarily terminal funding cases), variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals, and mutual funds owned by institutional investors. Furthermore, Institutional offers individual products including structured settlements, single premium immediate annuities, and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer. In addition, Other includes certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA, as well as other International operations.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's segments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other
  considerations
RETAIL
 Individual annuity:
  Individual variable annuity          $1,552         $1,943         $2,225
  Fixed / MVA Annuity                      (3)            (5)             1
 Other                                    138              3             --
                                     --------       --------       --------
 Retail mutual funds                      423            736            751
                                     --------       --------       --------
 Total Retail                           2,110          2,677          2,977
INDIVIDUAL LIFE
 Variable Life                            503            374            379
 Universal Life                           362            376            344
 Term Life                                 37             42             48
                                     --------       --------       --------
 Total Individual Life                    902            792            771
RETIREMENT PLANS
 401(k)                                   286            290            187
 403(b)/457                                38             48             55
                                     --------       --------       --------
 Total Retirement Plans                   324            338            242
INSTITUTIONAL
 IIP                                      386            929          1,018
 PPLI                                     115            118            224
                                     --------       --------       --------
 Total Institutional                      501          1,047          1,242
OTHER                                     292            285            221
                                     --------       --------       --------
 Total Life premiums, fees, and
  other considerations                  4,129          5,139          5,453
                                     --------       --------       --------
 Net investment income                  2,848          2,342          3,057
 Net realized capital losses             (877)        (5,763)          (934)
                                     --------       --------       --------
                         TOTAL LIFE    $6,100         $1,718         $7,576
                                     --------       --------       --------

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                     2009            2008            2007
--------------------------------------------------------------------------------
NET INCOME (LOSS)
 Retail                              $(1,929)        $(1,248)          $809
 Individual Life                           8             (47)           175
 Retirement Plans                       (222)           (157)            61
 Institutional                          (527)           (504)            12
 Other                                   513          (1,598)          (171)
                                   ---------       ---------       --------
                   TOTAL NET LOSS    $(2,157)        $(3,554)          $886
                                   ---------       ---------       --------
NET INVESTMENT INCOME
 Retail                                 $756            $755           $810
 Individual Life                         304             308            331
 Retirement Plans                        315             342            355
 Institutional                           817             988          1,227
 Other                                   656             (51)           334
                                   ---------       ---------       --------
      TOTAL NET INVESTMENT INCOME     $2,848          $2,342         $3,057
                                   ---------       ---------       --------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Retail                               $3,239          $1,347           $404
 Individual Life                         312             166            117
 Retirement Plans                         56              91             58
 Institutional                            17              19             23
 Other                                   103              (3)             3
                                   ---------       ---------       --------
        TOTAL AMORTIZATION OF DAC     $3,727          $1,620           $605
                                   ---------       ---------       --------
INCOME TAX EXPENSE (BENEFIT)
 Retail                              $(1,281)          $(894)          $213
 Individual Life                         (27)            (36)            85
 Retirement Plans                       (143)           (132)            18
 Institutional                          (295)           (283)            (2)
 Other                                   345            (836)           (59)
                                   ---------       ---------       --------
         TOTAL INCOME TAX EXPENSE    $(1,401)        $(2,181)          $255
                                   ---------       ---------       --------

                                                           DECEMBER 31,
                                                      2009              2008
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $100,946           $97,453
 Individual Life                                        14,527            13,347
 Retirement Plans                                       28,180            22,668
 Institutional                                          61,925            59,638
 Other                                                  15,742            14,753
                                                   -----------       -----------
                                     TOTAL ASSETS     $221,320          $207,859
                                                   -----------       -----------

3. FAIR VALUE MEASUREMENTS

FAIR VALUE DISCLOSURES

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturities and equity securities, available-for-sale ("AFS"), equity securities, trading, short-term investments, freestanding and embedded derivatives, and separate account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit default swap contracts and have no significant unobservable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS"), commercial mortgage- backed securities ("CMBS"), commercial real estate ("CRE") collateralized debt obligations ("CDOs"), residential mortgage-backed securities ("RMBS") primarily below prime loans, and private placement securities. Also included in Level 3 are guaranteed product embedded and reinsurance derivatives and other complex derivatives securities, including customized GMWB hedging derivatives, equity derivatives, longer dated derivatives, swaps with optionality, and certain complex credit derivatives. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets (i.e., below-prime
RMBS).

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level.

                                                                         DECEMBER 31, 2009
                                                         QUOTED PRICES IN               SIGNIFICANT               SIGNIFICANT
                                                        ACTIVE MARKETS FOR              OBSERVABLE               UNOBSERVABLE
                                                         IDENTICAL ASSETS                 INPUTS                    INPUTS
                                      TOTAL                 (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
ABS                                     $1,903                     $ --                     $1,406                      $497
CDOs                                     2,165                       --                         56                     2,109
CMBS                                     5,365                       --                      5,096                       269
Corporate                               23,667                       --                     18,428                     5,239
Foreign government/government
 agencies                                  846                       --                        766                        80
States, municipalities and
 political subdivisions
 ("Municipal")                             780                       --                        562                       218
RMBS                                     3,336                       --                      2,341                       995
U.S. Treasuries                          2,341                      325                      2,016                        --
                                   -----------             ------------                  ---------                 ---------
Total fixed maturities                  40,403                      325                     30,671                     9,407
Equity securities, trading               2,443                    2,443                         --                        --
Equity securities, AFS                     419                      113                        274                        32
Other investments
Variable annuity hedging
 derivatives and macro hedge
 program                                   212                        8                         16                       188
Other derivatives (1)                        8                       --                         (4)                       12
                                   -----------             ------------                  ---------                 ---------
Total other investments                    220                        8                         12                       200
Short-term investments                   5,128                    3,785                      1,343                        --
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB (2)                                1,108                       --                         --                     1,108
Separate account assets (3)            147,418                  112,863                     33,593                       962
                                   -----------             ------------                  ---------                 ---------
    TOTAL ASSETS ACCOUNTED FOR AT
  FAIR VALUE ON A RECURRING BASIS     $197,139                 $119,537                    $65,893                   $11,709
                                   -----------             ------------                  ---------                 ---------
LIABILITIES ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
Guaranteed living benefits             $(3,439)                    $ --                       $ --                   $(3,439)
Institutional notes                         (2)                      --                         --                        (2)
Equity linked notes                        (10)                      --                         --                       (10)
                                   -----------             ------------                  ---------                 ---------
Total other policyholder funds
 and benefits payable                   (3,451)                      --                         --                    (3,451)
Other liabilities (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                   158                       (2)                      (178)                      338
Other derivative liabilities               (45)                      --                        125                      (170)
                                   -----------             ------------                  ---------                 ---------
Total other liabilities                    113                       (2)                       (53)                      168
Consumer notes (5)                          (5)                      --                         --                        (5)
                                   -----------             ------------                  ---------                 ---------
  TOTAL LIABILITIES ACCOUNTED FOR
     AT FAIR VALUE ON A RECURRING
                            BASIS      $(3,343)                     $(2)                      $(53)                  $(3,288)
                                   -----------             ------------                  ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2009, $104 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see note 16 Transactions with Affiliates for more information.

(3) As of December 31, 2009 excludes approximately $3 billion of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

                                                                         DECEMBER 31, 2008
                                                         QUOTED PRICES IN               SIGNIFICANT               SIGNIFICANT
                                                        ACTIVE MARKETS FOR              OBSERVABLE               UNOBSERVABLE
                                                         IDENTICAL ASSETS                 INPUTS                    INPUTS
                                      TOTAL                 (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities                       $39,560                   $3,502                    $27,316                    $8,742
Equity securities, trading               1,634                    1,634                         --                        --
Equity securities, AFS                     434                      148                        227                        59
Other investments
Variable annuity hedging
 derivatives and macro hedge
 program                                   600                       --                         13                       587
Other derivatives (1)                      522                       --                        588                       (66)
                                   -----------             ------------                  ---------                 ---------
Total other investments                  1,122                       --                        601                       521
Short-term investments                   5,742                    4,030                      1,712                        --
Reinsurance recoverable for U.S.
 GMWB                                    1,302                       --                         --                     1,302
Separate account assets (2)            126,367                   94,394                     31,187                       786
                                   -----------             ------------                  ---------                 ---------
    TOTAL ASSETS ACCOUNTED FOR AT
  FAIR VALUE ON A RECURRING BASIS     $176,161                 $103,708                    $61,043                   $11,410
                                   -----------             ------------                  ---------                 ---------
LIABILITIES ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
Guaranteed living benefits             $(9,206)                    $ --                       $ --                   $(9,206)
Institutional notes                        (41)                      --                         --                       (41)
Equity linked notes                         (8)                      --                         --                        (8)
                                   -----------             ------------                  ---------                 ---------
Total other policyholder funds
 and benefits payable                   (9,255)                      --                         --                    (9,255)
Other liabilities
Variable annuity hedging
 derivatives and macro hedge
 program                                 2,201                       --                         14                     2,187
Other derivative liabilities                 5                       --                        173                      (168)
                                   -----------             ------------                  ---------                 ---------
Total Other liabilities (3)              2,206                       --                        187                     2,019
Consumer notes (4)                          (5)                      --                         --                        (5)
                                   -----------             ------------                  ---------                 ---------
  TOTAL LIABILITIES ACCOUNTED FOR
     AT FAIR VALUE ON A RECURRING
                            BASIS      $(7,054)                    $ --                       $187                   $(7,241)
                                   -----------             ------------                  ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2008, $507 of cash collateral liability was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) As of December 31, 2008 excludes approximately $3 billion of investment sales receivable net of investment purchases payable that are not subject to fair value accounting.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll-forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity, and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

AVAILABLE-FOR-SALE SECURITIES AND SHORT-TERM INVESTMENTS

The fair value of AFS securities and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation, by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spread levels. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placements brokers.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company has analyzed the third party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Internal matrix priced securities, primarily consisting of certain private placement securities, are also classified as Level 3 due to significant non-observable inputs.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Freestanding derivative instruments are reported in the Consolidated Balance Sheets at fair value and are reported in other investments and other liabilities. Embedded derivatives are reported with the host instruments in the Consolidated Balance Sheets. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2009 and 2008, 96% and 95%, respectively, of derivatives, based upon notional values, were priced by valuation models, which utilize independent market data. The remaining derivatives were priced by broker quotations. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, swap interest rates, foreign currency forward and spot rates, credit spreads and correlations, interest and equity volatility and equity index levels. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider in the U.S., and formerly offered GMWBs in the U.K. and Japan. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIK.K. GMIB, GMWB, and GMAB meet the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement are reported in net realized capital gains and losses. Please see Footnote 16 for more information on this transaction.

ADOPTION OF FAIR VALUE ACCOUNTING

The impact on January 1, 2008 of adopting fair value measurement guidance for guaranteed benefits and the related reinsurance was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

The adoption of fair value accounting resulted in lower variable annuity fee income for new business issued as Attributed Fees increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility increased, interest rates have declined and fees ascribed to new business cohorts issued have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

The Company recognized the following non-market based assumption updates to the living benefits models for the U.S. and International guaranteed living benefits, net of reinsurance:

US GMWB

- The relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in a pre-tax gain (loss) of approximately $481 and $(355), for 2009 and 2008; and

- Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total realized gain before-tax of $495 and $470 for 2009 and 2008; and

- The credit standing adjustment, resulting in a pre-tax gain of approximately $135 and $6 for 2009 and 2008.

INTERNATIONAL GMWB, GMAB, AND GMIB

- Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total realized gain (loss) before-tax of $(264) and $0 for 2009 and 2008; and

- The credit standing adjustment, resulting in a pre-tax gain (loss) of approximately $155 and $(115) for 2009 and 2008.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the twelve months ending December 31, 2009 and 2008, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2009 TO DECEMBER 31, 2009

                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                               GAINS (LOSSES)
                                  FAIR VALUE                    INCLUDED IN:                   PURCHASES,
                                     AS OF               NET                                   ISSUANCES,
                                  JANUARY 1,           INCOME                                     AND
                                     2009            (1),(2),(8)              OCI (3)         SETTLEMENTS
------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities
ABS                                    $429               $(39)                  $148              $(21)
CDO                                   1,981               (426)                   720              (118)
CMBS                                    263               (170)                   196               (53)
Corporate                             4,421                (56)                   723               552
Foreign govt./govt. agencies             74                 --                     --                19
Municipal                               155                 --                      4                29
RMBS                                  1,419               (344)                   136              (174)
                                    -------            -------                 ------            ------
Total fixed maturities                8,742             (1,035)                 1,927               234
Equity securities, AFS                   59                 (1)                     8                (1)
Derivatives (5)
Variable annuity hedging
 derivatives and macro hedge
 program                              2,774             (1,643)                    --              (605)
Other freestanding
 derivatives                           (234)                73                     (4)               16
                                    -------            -------                 ------            ------
Total freestanding
 derivatives                          2,540             (1,570)                    (4)             (589)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)           1,302             (1,565)                   (51)            1,422
Separate accounts (6)                   786                (65)                    --               344
                                    -------            -------                 ------            ------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
Guaranteed living benefits          $(9,206)             5,833                    174              (240)
Institutional notes                     (41)                39                     --                --
Equity linked notes                      (8)                (2)                    --                --
                                    -------            -------                 ------            ------
Total other policyholder
 funds and benefits payable
 (1)                                 (9,255)             5,870                    174              (240)
Consumer notes                           (5)                --                     --                --
                                    -------            -------                 ------            ------

                                                                      CHANGES IN
                                                                      UNREALIZED
                                                                    GAINS (LOSSES)
                                TRANSFERS IN       FAIR VALUE       INCLUDED IN NET
                                   AND/OR             AS OF         INCOME RELATED
                                  (OUT) OF        DECEMBER 31,       TO FINANCIAL
                                 LEVEL 3 (4)          2009         ASSET (LIABILITY)
-----------------------------  -----------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities
ABS                                  $(20)              $497               $(29)
CDO                                   (48)             2,109               (382)
CMBS                                   33                269                (37)
Corporate                            (401)             5,239                (45)
Foreign govt./govt. agencies          (13)                80                 --
Municipal                              30                218                 --
RMBS                                  (42)               995               (220)
                                    -----            -------            -------
Total fixed maturities               (461)             9,407               (713)
Equity securities, AFS                (33)                32                 (1)
Derivatives (5)
Variable annuity hedging
 derivatives and macro hedge
 program                               --                526             (1,170)
Other freestanding
 derivatives                           (9)              (158)               129
                                    -----            -------            -------
Total freestanding
 derivatives                           (9)               368             (1,041)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)            --              1,108             (1,565)
Separate accounts (6)                (103)               962                (38)
                                    -----            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
Guaranteed living benefits             --             (3,439)             5,833
Institutional notes                    --                 (2)                39
Equity linked notes                    --                (10)                (2)
                                    -----            -------            -------
Total other policyholder
 funds and benefits payable
 (1)                                   --             (3,451)             5,870
Consumer notes                         --                 (5)                --
                                    -----            -------            -------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for $3, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information and re-evaluation of the observability of pricing inputs primarily for certain long-dated corporate bonds and preferred stocks.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                               TOTAL
                                                        REALIZED/UNREALIZED
                                                          GAINS (LOSSES)
                                  FAIR VALUE               INCLUDED IN:                    PURCHASES,
                                     AS OF               NET                               ISSUANCES,
                                  JANUARY 1,           INCOME                                  AND
                                     2008           (1),(2),(11)          OCI (3)          SETTLEMENTS
---------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $13,558              $(659)           $(3,382)              $526
Equity securities, AFS                  563                  1                (27)                 3
Freestanding derivatives (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                673              2,096                 --                  5
Other freestanding
 derivatives                           (303)              (316)                16                271
                                    -------            -------            -------            -------
Total freestanding
 derivatives                            370              1,780                 16                276
Reinsurance recoverable
 (1),(2),(9)                            238                962                 --                102
Separate accounts (6)                   701               (204)                --                (26)
                                    -------            -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
Total freestanding
 derivatives used to hedge
 U.S. GMWB including those in
 Levels 1, 2 and 3 (10)                 643              3,374                 --             (1,353)
                                    -------            -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits          $(1,692)           $(7,019)             $(248)             $(247)
Institutional notes                     (24)               (17)                --                 --
Equity linked notes                     (21)                13                 --                 --
                                    -------            -------            -------            -------
Total other policyholder
 funds and benefits payable
 accounted for at fair value
 (2)                                 (1,737)            (7,023)              (248)              (247)
Consumer notes                           (5)                 5                 --                 (5)
                                    -------            -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)         $(552)             $(631)              $ --            $(1,377)
                                    -------            -------            -------            -------

                                                                        CHANGES IN
                                                                        UNREALIZED
                                                                      GAINS (LOSSES)
                                                                     INCLUEDED IN NET
                                                                      INCOME RELATED
                                                                       TO FINANCIAL
                                 TRANSFERS IN        FAIR VALUE         INSTRUMENTS
                                    AND/OR              AS OF          STILL HELD AT
                                   (OUT) OF         DECEMBER 31,       DECEMBER 31,
                                  LEVEL 3 (4)           2008             2008 (2)
-----------------------------  -------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $(1,301)            $8,742              $(515)
Equity securities, AFS                 (481)                59                 (2)
Freestanding derivatives (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                 --              2,774              1,995
Other freestanding
 derivatives                             98               (234)              (225)
                                    -------            -------            -------
Total freestanding
 derivatives                             98              2,540              1,770
Reinsurance recoverable
 (1),(2),(9)                             --              1,302                962
Separate accounts (6)                   315                786                (73)
                                    -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
Total freestanding
 derivatives used to hedge
 U.S. GMWB including those in
 Levels 1, 2 and 3 (10)                  --              2,664              3,374
                                    -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits             $ --            $(9,206)           $(7,019)
Institutional notes                      --                (41)               (17)
Equity linked notes                      --                 (8)                13
                                    -------            -------            -------
Total other policyholder
 funds and benefits payable
 accounted for at fair value
 (2)                                     --             (9,255)            (7,023)
Consumer notes                           --                 (5)                 5
                                    -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)          $ --            $(2,560)             $(631)
                                    -------            -------            -------

(1) The January 1, 2008 fair value of $238 includes the pre fair value amount of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2009, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/ (liability) positions and reported on the Consolidated Balance Sheet in other investments and other liabilities.

(5)  All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness in the third and fourth quarters due to extremely volatile capital markets, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The "Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

(11) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2009 and 2008 were as follows:

                                           DECEMBER 31,                         DECEMBER 31,
                                               2009                                 2008
                                     CARRYING               FAIR          CARRYING               FAIR
                                      AMOUNT                VALUE          AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                           $2,120               $2,252          $2,154               $2,366
 Mortgage loans                          4,304                3,645           4,896                4,265
                                     ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and
  benefits payable (1)                 $11,919              $12,101         $14,421              $14,158
 Consumer notes                          1,131                1,194           1,210                1,188
                                     ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current incremental lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. The equity investments associated with the variable annuity products offered in the United Kingdom are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2009, 2008 and 2007 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB updated the guidance related to the recognition and presentation of other-than-temporary impairments which modifies the recognition of other-than-temporary impairment ("impairment") losses for debt securities. This new guidance is also applied to certain equity securities with debt-like characteristics (collectively "debt securities"). Under the new guidance, a debt security is deemed to be other-than-temporarily impaired if it meets the following conditions: 1) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or 2) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those other-than-temporarily impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit impairment, which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The remaining non-credit impairment typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. Prior to the adoption of this accounting guidance, the Company recorded the entire difference between the fair value and cost or amortized cost basis of the security in net realized capital losses unless the Company could assert the intent and ability to hold the security for a period sufficient to allow for recovery of fair value to its amortized cost basis.

The Company evaluates whether a credit impairment exists for debt securities by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security,
(b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated interest and principal payments, (d) changes in the financial condition of the security's underlying collateral and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current delinquency rates, loan-to-value ratios and the possibility of obligor re-financing. In addition, for securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property value declines that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, as well as rental rates, occupancy levels, delinquency rates and property values, and debt service coverage ratios. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses in accordance with the Company's impairment policy previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2009, 2008 and 2007.

Net investment income on equity securities, trading includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

FAIR VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the Consolidated Statement of Operations in which the cash flows of the hedged item are recorded.

CASH FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company credit exposures are generally quantified daily, netted by counterparty and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, certain currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
(BEFORE-TAX)
Fixed maturities                       $2,094         $2,458         $2,714
Equity securities, AFS                     43             65             54
Mortgage loans                            232            251            227
Policy loans                              136            136            132
Limited partnerships and other
 alternative investments                 (171)          (224)           112
Other investments                         242            (33)          (120)
Investment expenses                       (71)           (65)           (63)
                                     --------       --------       --------
    NET INVESTMENT INCOME EXCLUDING
         EQUITY SECURITIES, TRADING     2,505          2,588          3,056
Equity securities, trading                343           (246)             1
                                     --------       --------       --------
        TOTAL NET INVESTMENT INCOME    $2,848         $2,342         $3,057
                                     --------       --------       --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2009, 2008 and 2007, was $276, $(250) and $(17), respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL LOSSES

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
(BEFORE-TAX)
Gross gains on sales                     $364            $383          $187
Gross losses on sales                    (828)           (398)         (142)
Net OTTI losses recognized in
 earnings                              (1,192)         (1,888)         (339)
Japanese fixed annuity contract
 hedges, net (1)                           47              64            18
Periodic net coupon settlements on
 credit derivatives/Japan                 (33)            (34)          (40)
Fair value measurement transition
 impact                                    --            (798)           --
Results of variable annuity hedge
 program
GMWB derivatives, net                   1,505            (687)         (286)
Macro hedge program                      (895)             74           (12)
                                     --------       ---------       -------
Total results of variable annuity
 hedge program                            610            (613)         (298)
GMIB/GMAB/GMWB reinsurance assumed      1,106          (1,986)         (155)
Coinsurance and modified
 coinsurance ceded reinsurance
 contracts                               (577)
                                     --------       ---------       -------
Other, net (2)                           (374)           (493)         (165)
                                     --------       ---------       -------
        NET REALIZED CAPITAL LOSSES     $(877)        $(5,763)        $(934)
                                     --------       ---------       -------

(1) Relates to derivative hedging instruments, excluding periodic net coupon settlements, and is net of the Japanese fixed annuity product liability adjustment for changes in the dollar/yen exchange spot rate.

(2) Consists of changes in fair value on non-qualifying derivatives, hedge ineffectiveness on qualifying derivative instruments, foreign currency gains and losses related to the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, valuation allowances and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2009           2008           2007
--------------------------------------------------------------------------------
Fixed maturities
Sale proceeds                         $27,809        $9,366         $12,415
Gross gains                               495           291             246
Gross losses                             (830)         (472)           (135)
Equity securities, AFS
Sale proceeds                            $162          $126            $296
Gross gains                                 2            11              12
Gross losses                              (27)          (21)             (7)

Sales of AFS securities were the result of the Company's repositioning of its investment portfolio throughout 2009.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2009.

                                                CREDIT
                                              IMPAIRMENT
-------------------------------------------------------------
Balance as of January 1, 2009                       $ --
Credit impairments remaining in retained
 earnings related to adoption of new
 accounting guidance in April 2009                  (941)
Additions for credit impairments
 recognized on (1):
Securities not previously impaired                  (690)
Securities previously impaired                      (201)
Reductions for credit impairments
 previously recognized on:
Securities that matured or were sold
 during the period                                   196
Securities that the Company intends to
 sell or more likely than not will be
 required to sell before recovery                      1
Securities due to an increase in
 expected cash flows                                   3
                                               ---------
         BALANCE AS OF DECEMBER 31, 2009         $(1,632)
                                               ---------

(1) These additions are included in the net OTTI losses recognized in earnings of $1.2 billion in the Consolidated Statements of Operations, as well as impairments on debt securities for which the Company intended to sell and on equity securities.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                DECEMBER 31, 2009
                                COST OR               GROSS                 GROSS
                               AMORTIZED           UNREALIZED            UNREALIZED          FAIR         NON-CREDIT
                                 COST                 GAINS                LOSSES            VALUE         OTTI (1)
----------------------------------------------------------------------------------------------------------------------
ABS                              $2,344                  $31                 $(472)          $1,903           $(26)
CDOs                              3,158                   19                (1,012)           2,165           (123)
CMBS                              6,844                   76                (1,555)           5,365             (8)
Corporate                        23,621                  985                  (939)          23,667            (11)
Foreign govt./govt.
 agencies                           824                   35                   (13)             846             --
Municipal                           971                    3                  (194)             780             --
RMBS                              3,965                   68                  (697)           3,336           (166)
U.S. Treasuries                   2,557                    5                  (221)           2,341             --
                                -------               ------               -------          -------          -----
    TOTAL FIXED MATURITIES       44,284                1,222                (5,103)          40,403           (334)
Equity securities                   447                   38                   (66)             419             --
                                -------               ------               -------          -------          -----
      TOTAL AFS SECURITIES      $44,731               $1,260               $(5,169)         $40,822          $(334)
                                -------               ------               -------          -------          -----

                                                       DECEMBER 31, 2008
                                COST OR               GROSS                GROSS
                               AMORTIZED           UNREALIZED           UNREALIZED           FAIR
                                 COST                 GAINS               LOSSES             VALUE
--------------------------  -----------------------------------------------------------------------
ABS                              $2,790                  $5                 $(819)           $1,976
CDOs                              3,692                   2                (1,713)            1,981
CMBS                              8,243                  21                (2,915)            5,349
Corporate                        21,252                 441                (2,958)           18,735
Foreign govt./govt.
 agencies                         2,094                  86                   (33)            2,147
Municipal                           917                   8                  (220)              705
RMBS                              4,423                  57                  (882)            3,598
U.S. Treasuries                   5,033                  75                   (39)            5,069
                                -------               -----               -------           -------
    TOTAL FIXED MATURITIES       48,444                 695                (9,579)           39,560
Equity securities                   614                   4                  (184)              434
                                -------               -----               -------           -------
      TOTAL AFS SECURITIES      $49,058                $699               $(9,763)          $39,994
                                -------               -----               -------           -------

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had a credit impairment. These losses are included in gross unrealized losses as of December 31, 2009.

The following table presents the Company's fixed maturities by contractual maturity year.

                                                   DECEMBER 31, 2009
                                               AMORTIZED              FAIR
                                                 COST                 VALUE
-----------------------------------------------------------------------------
MATURITY
One year or less                                    $828                 $844
Over one year through five years                   8,555                8,786
Over five years through ten years                  7,436                7,511
Over ten years                                    11,154               10,493
                                               ---------            ---------
Subtotal                                          27,973               27,634
Mortgage-backed and asset-backed
 securities                                       16,311               12,769
                                               ---------            ---------
                                   TOTAL         $44,284              $40,403
                                               ---------            ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2009, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Bank of America Corporation and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets. As of December 31, 2008, the Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity was the Government of Japan, which represented $1.9 billion, or 61% of stockholders' equity, and approximately 3.3% of total invested assets. The Company's second and third largest exposures by issuer were JPMorgan Chase & Company and General Electric Company, which each comprised approximately 0.5% and 0.4%, respectively, of total invested assets.

The Company's three largest exposures by sector as of December 31, 2009 were commercial real estate, basic industry and financial services, which comprised approximately 18%, 13% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2008 were commercial real estate, basic industry and U.S. government/government agencies which comprised approximately 19%, 12% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $278              $230             $(48)
CDOs                                   990               845             (145)
CMBS                                 1,207             1,016             (191)
Corporate                            3,434             3,207             (227)

                                                   DECEMBER 31, 2009
                                                 12 MONTHS OR MORE
                                  AMORTIZED            FAIR           UNREALIZED
                                     COST             VALUE             LOSSES
-----------------------------  ----------------------------------------------------------
ABS                                 $1,364              $940              $(424)
CDOs                                 2,158             1,291               (867)
CMBS                                 4,001             2,637             (1,364)
Corporate                            4,403             3,691               (712)

                                                 DECEMBER 31, 2009
                                                       TOTAL
                                  AMORTIZED            FAIR           UNREALIZED
                                     COST             VALUE             LOSSES
-----------------------------  -----------------------------------------------------
ABS                                 $1,642            $1,170              $(472)
CDOs                                 3,148             2,136             (1,012)
CMBS                                 5,208             3,653             (1,555)
Corporate                            7,837             6,898               (939)

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
Foreign govt./govt. agencies          $316              $307              $(9)
Municipal                              119               113               (6)
RMBS                                   664               600              (64)
U.S. Treasuries                      1,573             1,534              (39)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        8,581             7,852             (729)
Equity securities                       65                49              (16)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $8,646            $7,901            $(745)
                                    ------            ------            -----

                                                    DECEMBER 31, 2009
                                                  12 MONTHS OR MORE
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  ------------------------------------------------------------
Foreign govt./govt. agencies            $30                $26                $(4)
Municipal                               791                603               (188)
RMBS                                  1,688              1,055               (633)
U.S. Treasuries                         628                446               (182)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        15,063             10,689             (4,374)
Equity securities                       246                196                (50)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $15,309            $10,885            $(4,424)
                                    -------            -------            -------

                                                  DECEMBER 31, 2009
                                                        TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  -------------------------------------------------------
Foreign govt./govt. agencies           $346               $333               $(13)
Municipal                               910                716               (194)
RMBS                                  2,352              1,655               (697)
U.S. Treasuries                       2,201              1,980               (221)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        23,644             18,541             (5,103)
Equity securities                       311                245                (66)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $23,955            $18,786            $(5,169)
                                    -------            -------            -------

                                                    DECEMBER 31, 2008
                                                 LESS THAN 12 MONTHS
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-------------------------------------------------------------------------------------------
ABS                                    $873               $705              $(168)
CDOs                                    608                394               (214)
CMBS                                  3,875              2,907               (968)
Corporate                            11,101              9,500             (1,601)
Foreign govt./govt. agencies            788                762                (26)
Municipal                               524                381               (143)
RMBS                                    564                415               (149)
U.S. Treasuries                       3,952              3,913                (39)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        22,285             18,977             (3,308)
Equity securities                       433                296               (137)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $22,718            $19,273            $(3,445)
                                    -------            -------            -------

                                                    DECEMBER 31, 2008
                                                 12 MONTHS OR MORE
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  -----------------------------------------------------------
ABS                                  $1,790            $1,139              $(651)
CDOs                                  3,068             1,569             (1,499)
CMBS                                  3,978             2,031             (1,947)
Corporate                             4,757             3,400             (1,357)
Foreign govt./govt. agencies             29                22                 (7)
Municipal                               297               220                (77)
RMBS                                  2,210             1,477               (733)
U.S. Treasuries                          38                38                 --
                                    -------            ------            -------
       TOTAL FIXED MATURITIES        16,167             9,896             (6,271)
Equity securities                       136                89                (47)
                                    -------            ------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $16,303            $9,985            $(6,318)
                                    -------            ------            -------

                                                  DECEMBER 31, 2008
                                                        TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  -------------------------------------------------------
ABS                                  $2,663             $1,844              $(819)
CDOs                                  3,676              1,963             (1,713)
CMBS                                  7,853              4,938             (2,915)
Corporate                            15,858             12,900             (2,958)
Foreign govt./govt. agencies            817                784                (33)
Municipal                               821                601               (220)
RMBS                                  2,774              1,892               (882)
U.S. Treasuries                       3,990              3,951                (39)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        38,452             28,873             (9,579)
Equity securities                       569                385               (184)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $39,021            $29,258            $(9,763)
                                    -------            -------            -------

As of December 31, 2009, AFS securities in an unrealized loss position, comprised of 2,473 securities, primarily related to CMBS, CDOs, corporate securities primarily within the financial services sector and RMBS which have experienced significant price deterioration. As of December 31, 2009, 66% of these securities were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

                                 MORTGAGE LOANS

                                                    DECEMBER 31, 2009
                                  AMORTIZED             VALUATION             CARRYING
                                   COST (1)             ALLOWANCE              VALUE
------------------------------------------------------------------------------------------
Agricultural                           $369                  $(3)                 $366
Commercial                            4,195                 (257)                3,938
                                   --------              -------              --------
         TOTAL MORTGAGE LOANS        $4,564                $(260)               $4,304
                                   --------              -------              --------

                                                    DECEMBER 31, 2008
                                  AMORTIZED             VALUATION              CARRYING
                                   COST (1)             ALLOWANCE               VALUE
-----------------------------  ------------------------------------------------------------
Agricultural                           $446                  $(11)                 $435
Commercial                            4,463                    (2)                4,461
                                   --------              --------              --------
         TOTAL MORTGAGE LOANS        $4,909                  $(13)               $4,896
                                   --------              --------              --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

The following table presents the activity within the Company's valuation allowance for mortgage loans. Included in the 2009 Additions are valuation allowances of $79 on mortgage loans held for sale, which have a carrying value of $161 and are included in mortgage loans in the Company's Consolidated Balance Sheet as of December 31, 2009.

                                                    2009              2008
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                              $ (13)            $ --
Additions                                             (292)             (13)
Deductions                                              45               --
                                                   -------            -----
BALANCE AS OF DECEMBER 31                            $(260)            $(13)
                                                   -------            -----

                                                       DECEMBER 31, 2009                           DECEMBER 31, 2008
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS BY REGION
East North Central                                   $76                     1.8%               $121                     2.5%
Middle Atlantic                                      592                    13.8%                664                    13.6%
Mountain                                              51                     1.2%                115                     2.3%
New England                                          368                     8.6%                407                     8.3%
Pacific                                            1,102                    25.5%              1,205                    24.6%
South Atlantic                                       615                    14.3%                665                    13.6%
West North Central                                    22                     0.5%                 56                     1.1%
West South Central                                   172                     4.0%                205                     4.2%
Other (1)                                          1,306                    30.3%              1,458                    29.8%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,304                   100.0%             $4,896                   100.0%
                                                --------                 -------            --------                 -------

(1)  Primarily represents multi-regional properties.

                                                       DECEMBER 31, 2009                           DECEMBER 31, 2008
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS BY PROPERTY TYPE
Agricultural                                        $366                     8.5%               $435                     8.9%
Industrial                                           784                    18.2%                790                    16.1%
Lodging                                              329                     7.6%                383                     7.8%
Multifamily                                          582                    13.5%                798                    16.3%
Office                                             1,387                    32.3%              1,456                    29.8%
Retail                                               602                    14.0%                764                    15.6%
Other                                                254                     5.9%                270                     5.5%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,304                   100.0%             $4,896                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. This involvement includes providing investment management and administrative services for a fee and holding ownership or other interests as an investor.

PRIMARY BENEFICIARY

The Company has performed a quantitative analysis and concluded that for those VIEs for which it will absorb a majority of the expected losses or residual returns, it is the primary beneficiary and therefore these VIEs were consolidated in the Company's Consolidated Financial Statements. Creditors have no recourse against the Company in the event of default by these VIEs. The Company has no implied or unfunded commitments to these VIEs. The following table presents the carrying value of assets and liabilities and the maximum exposure to loss relating to these VIEs.

                                                      DECEMBER 31, 2009            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------------------------------------------------------------------------
CDO                                   $226                     $47                    $181
Limited partnerships                    31                      13                      18
Other investments                       75                      40                      32
                                    ------                  ------                  ------
                        TOTAL         $332                    $100                    $231
                                    ------                  ------                  ------

                                                      DECEMBER 31, 2008            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------  ----------------------------------------------------------------
CDO                                   $339                     $89                    $237
Limited partnerships                   151                      72                      79
Other investments                      249                     103                     166
                                    ------                  ------                  ------
                        TOTAL         $739                    $264                    $482
                                    ------                  ------                  ------

(1) Includes noncontrolling interest in limited partnerships and other investments of $41 and $154 as of December 31, 2009 and 2008, respectively, that is reported as a separate component of equity in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the consolidated assets at cost net of liabilities.

The CDO represents a cash flow CLO for which the Company provides collateral management services, earns a fee for those services and also holds investments in the debt issued by the CLO. Limited partnerships represent hedge funds for which the Company holds a majority interest in the equity of the funds as an investment. Other investments primarily represent investment trusts for which the Company provides investment management services, earns a fee for those services and also holds investments in the equity issued by the trusts. In 2009, a hedge fund and investment trust were liquidated and, therefore, the Company was no longer deemed to be the primary beneficiary. Accordingly, these two VIEs were deconsolidated.

NON-PRIMARY BENEFICIARY

The Company has performed a quantitative analysis and concluded that for those VIEs for which it holds a significant variable interest but will not absorb a majority of the expected losses or residual returns, the Company is not the primary beneficiary and therefore, these VIEs were not consolidated in the Company's Consolidated Financial Statements. The Company has no implied or unfunded commitments to these VIEs. Each of these investments has been held by the Company for three years or less. The total carrying value of assets and liabilities for the CDOs as of December 31, 2009 was $239 and $0, respectively, with a maximum exposure to loss of $248, and as of December 31, 2008 was $283 and $0, respectively, with a maximum exposure to loss of $329. The maximum exposure to loss represents the Company's investment in securities issued by CDOs at cost.

CDOs represent a cash flow CLO and a CDO for which the Company provides collateral management services, earns fees for those services and holds investments in the debt and/or preferred equity issued by the CDOs.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FORWARD RATE AGREEMENTS

Forward rate agreements are used to convert interest receipts on floating-rate securities to fixed rates. These derivatives are used to lock in the forward interest rate curve and reduce income volatility that results from changes in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2009 and 2008, the notional amount of interest rate swaps in offsetting relationships was $4.5 billion and $4.4 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures to U.S. dollars in certain of its foreign denominated fixed maturity investments. The Company also enters into foreign currency forward contracts that convert Euros to Yen in order to economically hedge the foreign currency risk associated with certain assumed Japanese variable annuity products.

JAPAN 3WIN RELATED FOREIGN CURRENCY SWAPS

During the first quarter of 2009, the Company entered into foreign currency swaps to hedge the foreign currency exposure related to the Japan 3Win product guaranteed minimum income benefit ("GMIB") fixed liability payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

The Company enters into currency rate swaps and forwards to mitigate the foreign currency exchange rate and Yen interest rate exposures associated with the Yen denominated individual fixed annuity product.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to embedded derivatives associated with credit linked notes.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS, OPTIONS, AND FUTURES

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps, futures and options to economically hedge the equity volatility risk associated with these embedded derivatives. In addition, the Company is exposed to bifurcated options embedded in certain fixed maturity investments.

GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. and formerly in the U.K. and Japan. The GMWB is a bifurcated embedded derivative that provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB balance.

GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure to the income volatility associated with the portion of the GMWB liabilities which are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. As of December 31, 2009, the notional amount related to the GMWB hedging instruments is $15.6 billion and consists of $10.8 billion of customized swaps, $1.8 billion of interest rate swaps and futures, and $3.0 billion of equity swaps, options, and futures.

MACRO HEDGE PROGRAM

The Company utilizes equity options, currency options, and equity futures contracts to partially hedge the statutory reserve impact of equity risk and foreign currency risk arising primarily from guaranteed minimum death benefit ("GMDB"), GMIB and GMWB obligations against a decline in the equity markets or changes in foreign currency exchange rates. As of December 31, 2009, the notional amount related to the macro hedge program is $27.4 billion and consists of $25.1 billion of equity options, $2.1 billion of currency options, and $0.2 billion of equity futures. The $27.4 billion of notional includes $1.2 billion of short put option contracts, therefore resulting in a net notional amount for the macro hedge program of approximately $26.2 billion.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by its affiliate, HLIKK, in Japan. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the Yen denominated GRB balance value converted at the period-end Yen to U.S. dollar foreign spot exchange rate.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2009, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from an affiliate, HLIKK, and is accounted for as a free-standing derivative. Refer to note 16 "Transactions with Affiliates" for more information on this transaction.

During 2007, a subsidiary insurance company entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliate reinsurance company to provide statutory surplus relief for certain life insurance policies. This agreement is accounted for as a financing transaction and includes a compound embedded derivative.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                           NET DERIVATIVES
                                 NOTIONAL AMOUNT                               FAIR VALUE
   HEDGE DESIGNATION/      Dec. 31,          Dec. 31,              Dec. 31,                  Dec. 31,
    DERIVATIVE TYPE          2009              2008                  2009                      2008
-----------------------------------------------------------------------------------------------------------
CASH FLOW HEDGES
Interest rate swaps            $8,729            $6,798                  $53                      $422
Forward rate agreements         3,000                --                   --                        --
Foreign currency swaps            301             1,005                   (4)                      (21)
                          -----------       -----------            ---------                 ---------
  TOTAL CASH FLOW HEDGES      $12,030            $7,803                  $49                      $401
                          -----------       -----------            ---------                 ---------
FAIR VALUE HEDGES
Interest rate swaps            $1,744            $2,138                 $(21)                     $(86)
Foreign currency swaps            696               696                   (9)                      (57)
                          -----------       -----------            ---------                 ---------
 TOTAL FAIR VALUE HEDGES       $2,440            $2,834                 $(30)                    $(143)
                          -----------       -----------            ---------                 ---------
NON-QUALIFYING
 STRATEGIES
Interest rate contracts
Interest rate swaps,
 caps, floors, and
 futures                       $5,511            $5,269                 $(79)                     $(90)
Foreign exchange
 contracts
Foreign currency swaps
 and forwards                     484               648                  (19)                       45
Japan 3Win related
 foreign currency swaps         2,514                --                  (19)                       --
Japanese fixed annuity
 hedging instruments            2,271             2,334                  316                       383
Credit contracts
Credit derivatives that
 purchase credit
 protection                     1,887             2,633                  (34)                      246
Credit derivatives that
 assume credit risk (1)           902               940                 (176)                     (309)
Credit derivatives in
 offsetting positions           3,591             1,453                  (52)                       (8)
Equity contracts
Equity index swaps,
 options, and futures             221               249                  (16)                      (14)
Variable annuity hedge
 program
GMWB product derivatives
 (2)                           46,906            48,406               (1,991)                   (6,590)
GMWB reinsurance
 contracts                     10,301            11,437                  347                     1,302
GMWB hedging instruments       15,567            18,620                   52                     2,664
Macro hedge program            27,448             2,188                  318                       137
Other
GMAB, GMWB, and GMIB
 reinsurance contracts         19,618            20,553               (1,448)                   (2,616)
Coinsurance and modified
 coinsurance reinsurance
 contracts                     49,545             1,068                  761                        --
                          -----------       -----------            ---------                 ---------
    TOTAL NON-QUALIFYING
              STRATEGIES     $186,766          $115,798              $(2,040)                  $(4,850)
                          -----------       -----------            ---------                 ---------
 TOTAL CASH FLOW HEDGES,
  FAIR VALUE HEDGES, AND
          NON-QUALIFYING
              STRATEGIES     $201,236          $126,435              $(2,021)                  $(4,592)
                          -----------       -----------            ---------                 ---------
BALANCE SHEET LOCATION
Fixed maturities,
 available-for-sale              $170              $204                  $(8)                      $(3)
Other investments              18,049            12,197                  220                     1,122
Other liabilities              56,524            32,442                  113                     2,206
Consumer notes                     64                70                   (5)                       (5)
Reinsurance recoverables       58,380            11,437                1,108                     1,302
Other policyholder funds
 and benefits payable          68,049            70,085               (3,449)                   (9,214)
                          -----------       -----------            ---------                 ---------
TOTAL DERIVATIVES            $201,236          $126,435              $(2,021)                  $(4,592)
                          -----------       -----------            ---------                 ---------

                                             ASSET                                  LIABILITY
                                          DERIVATIVES                              DERIVATIVES
                                          FAIR VALUE                                FAIR VALUE
   HEDGE DESIGNATION/          Dec. 31,                 Dec. 31,            Dec. 31,              Dec. 31,
    DERIVATIVE TYPE              2009                     2008                2009                  2008
------------------------  --------------------------------------------------------------------------------------
CASH FLOW HEDGES
Interest rate swaps                $201                     $425                $(148)                  $(3)
Forward rate agreements              --                       --                   --                    --
Foreign currency swaps               21                      126                  (25)                 (147)
                               --------                 --------            ---------            ----------
  TOTAL CASH FLOW HEDGES           $222                     $551                $(173)                $(150)
                               --------                 --------            ---------            ----------
FAIR VALUE HEDGES
Interest rate swaps                 $16                      $41                 $(37)                $(127)
Foreign currency swaps               53                       48                  (62)                 (105)
                               --------                 --------            ---------            ----------
 TOTAL FAIR VALUE HEDGES            $69                      $89                 $(99)                $(232)
                               --------                 --------            ---------            ----------
NON-QUALIFYING
 STRATEGIES
Interest rate contracts
Interest rate swaps,
 caps, floors, and
 futures                           $157                     $687                $(236)                $(777)
Foreign exchange
 contracts
Foreign currency swaps
 and forwards                        --                       52                  (19)                   (7)
Japan 3Win related
 foreign currency swaps              35                       --                  (54)                   --
Japanese fixed annuity
 hedging instruments                319                      383                   (3)                   --
Credit contracts
Credit derivatives that
 purchase credit
 protection                          36                      262                  (70)                  (16)
Credit derivatives that
 assume credit risk (1)               2                       --                 (178)                 (309)
Credit derivatives in
 offsetting positions               114                       85                 (166)                  (93)
Equity contracts
Equity index swaps,
 options, and futures                 3                        3                  (19)                  (17)
Variable annuity hedge
 program
GMWB product derivatives
 (2)                                 --                       --               (1,991)               (6,590)
GMWB reinsurance
 contracts                          347                    1,302                   --                    --
GMWB hedging instruments            264                    2,697                 (212)                  (33)
Macro hedge program                 558                      137                 (240)                   --
Other
GMAB, GMWB, and GMIB
 reinsurance contracts               --                       --               (1,448)               (2,616)
Coinsurance and modified
 coinsurance reinsurance
 contracts                        1,226                       --                 (465)                   --
                               --------                 --------            ---------            ----------
    TOTAL NON-QUALIFYING
              STRATEGIES         $3,061                   $5,608              $(5,101)             $(10,458)
                               --------                 --------            ---------            ----------
 TOTAL CASH FLOW HEDGES,
  FAIR VALUE HEDGES, AND
          NON-QUALIFYING
              STRATEGIES         $3,352                   $6,248              $(5,373)             $(10,840)
                               --------                 --------            ---------            ----------
BALANCE SHEET LOCATION
Fixed maturities,
 available-for-sale                $ --                     $ --                  $(8)                  $(3)
Other investments                   270                    1,576                  (50)                 (454)
Other liabilities                 1,509                    3,370               (1,396)               (1,164)
Consumer notes                       --                       --                   (5)                   (5)
Reinsurance recoverables          1,573                    1,302                 (465)                   --
Other policyholder funds
 and benefits payable                --                       --               (3,449)               (9,214)
                               --------                 --------            ---------            ----------
TOTAL DERIVATIVES                $3,352                   $6,248              $(5,373)             $(10,840)
                               --------                 --------            ---------            ----------

(1) The derivative instruments related to these hedging strategies are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

Change in Notional Amount

The increase in notional amount of derivatives since December 31, 2008, was primarily due to the following:

- During the fourth quarter of 2009, the Company entered into a reinsurance agreement with an affiliated captive reinsurer, which is accounted for as a derivative instrument and resulted in a $48.1 billion increase in notional. For a discussion related to the reinsurance agreement refer to Note 16.

- The Company increased the notional amount of derivatives associated with the macro hedge program, while GMWB related derivatives decreased, as a result of the Company rebalancing its risk management strategy to place a greater relative emphasis on the protection of statutory surplus. Approximately $1.2 billion of the $25.3 billion increase in the macro hedge notional amount represents short put option contracts therefore resulting in a net increase in notional of approximately $24.1 billion.

Change in Fair Value

The increase in the total fair value of derivative instruments since December 31, 2008, was primarily due to the following:

- The fair value of GMAB, GMWB and GMIB product assumed reinsurance contracts, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net improvement in the fair value of GMWB related derivatives is primarily due to liability model assumption updates related to favorable policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, the impacts of the Company's own credit standing. Additional improvements in the net fair value of GMWB derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The increase in fair value of the coinsurance and modified coinsurance reinsurance contracts was due to the execution of a transaction with an affiliated captive reinsurer on October 1, 2009. This transaction consisted of a freestanding derivative and an embedded derivative which are required to be held at fair value.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                 GAIN (LOSS) RECOGNIZED IN OCI
                               ON DERIVATIVE (EFFECTIVE PORTION)
                            2009          2008             2007
---------------------------------------------------------------------
 Interest rate swaps         $(357)        $648              $70
 Foreign currency swaps       (177)         193              (41)
                           -------       ------            -----
                    TOTAL    $(534)        $841              $29
                           -------       ------            -----

                                     NET REALIZED CAPITAL GAINS (LOSSES)
                                     RECOGNIZED IN INCOME ON DERIVATIVE
                                            (INEFFECTIVE PORTION)
                                2009                2008                 2007
-------------------------  -------------------------------------------------------
 Interest rate swaps              $1                  $7                   $2
 Foreign currency swaps           75                   1                   (2)
                                ----                 ---                 ----
                    TOTAL        $76                  $8                 $ --
                                ----                 ---                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                            GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                             INTO INCOME (EFFECTIVE PORTION)
                                                                     2009                  2008                  2007
---------------------------------------------------------------------------------------------------------------------------
 Interest rate swaps       Net realized capital gains (losses)        $ --                   $34                  $ --
 Interest rate swaps              Net investment income (loss)          28                   (20)                  (21)
 Foreign currency swaps    Net realized capital gains (losses)        (115)                  (60)                  (64)
 Foreign currency swaps           Net investment income (loss)           2                     1                    --
                                                                    ------                 -----                 -----
                                                        TOTAL         $(85)                 $(45)                 $(85)
                                                                    ------                 -----                 -----

As of December 31, 2009, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $25. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is 3 years.

For the year ended December 31, 2009 and 2008, the Company had before-tax gains of $1 and $198, respectively, related to net reclassifications from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2007, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of all fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                   GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                          2009                                        2008
                                                    HEDGED                                      HEDGED
                            DERIVATIVE               ITEM               DERIVATIVE               ITEM
----------------------------------------------------------------------------------------------------------------
Interest rate swaps
Net realized capital
 gains (losses)                  $72                  $(68)                $(140)                 $132
Benefits, losses and
 loss adjustment
 expenses                        (37)                   40                    25                   (18)
Foreign currency swaps
Net realized capital
 gains (losses)                   51                   (51)                 (124)                  124
Benefits, losses and
 loss adjustment
 expenses                          2                    (2)                   42                   (42)
                               -----                 -----                 -----                 -----
                   TOTAL         $88                  $(81)                $(197)                 $196
                               -----                 -----                 -----                 -----

                          GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                          2007
                                                    HEDGED
                            DERIVATIVE               ITEM
------------------------  -------------------------------------
Interest rate swaps
Net realized capital
 gains (losses)                 $(73)                  $69
Benefits, losses and
 loss adjustment
 expenses                         32                   (28)
Foreign currency swaps
Net realized capital
 gains (losses)                   25                   (25)
Benefits, losses and
 loss adjustment
 expenses                          9                    (9)
                               -----                 -----
                   TOTAL         $(7)                   $7
                               -----                 -----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains or losses. The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                     DECEMBER 31,
                                            2009         2008         2007
--------------------------------------------------------------------------------
Interest rate contracts
Interest rate swaps, caps, floors, and
 forwards                                     $32           $3          $21
Foreign exchange contracts
Foreign currency swaps and forwards           (54)          67          (18)
Japan 3Win related foreign currency swaps
 (1)                                          (22)          --           --
Japanese fixed annuity hedging
 instruments (2)                              (12)         487           53
Credit contracts
Credit derivatives that purchase credit
 protection                                  (379)         211           59
Credit derivatives that assume credit
 risk                                         137         (412)        (202)

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
Equity contracts
Equity index swaps, options, and
 futures                                   (3)            (23)            2
Variable annuity hedge program
GMWB product derivatives                4,727          (5,760)         (670)
GMWB reinsurance contracts               (988)          1,073           127
GMWB hedging instruments               (2,234)          3,374           257
Macro hedge program                      (895)             74           (12)
Other
GMAB, GMWB, and GMIB reinsurance
 contracts                              1,106          (2,158)         (155)
Coinsurance and modified
 coinsurance reinsurance contracts       (577)             --            --
                                     --------       ---------       -------
                              TOTAL      $838         $(3,064)        $(538)
                                     --------       ---------       -------

(1) The associated liability is adjusted for changes in dollar/yen exchange spot rates through realized capital gains and losses and was $64 for the year ended December 31, 2009. There was no Japan 3Win related foreign currency swaps for the years ended December 31, 2008 and 2007.

(2) The associated liability is adjusted for changes in dollar/yen exchange spot rates through realized capital gains and losses and was $67, $450 and $(102) for the years ended December 31, 2009, 2008 and 2007, respectively

For the year ended December 31, 2009, the net realized capital gain related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net gain on GMWB related derivatives for the year ended December 31, 2009, was primarily due to liability model assumption updates, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The net gain on derivatives associated with assumed GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the macro hedge program was primarily the result of an increase in the equity markets and the impact of trading activity.

- During the fourth quarter of 2009, the Company entered into a reinsurance agreement, which is accounted for as a derivative instrument and resulted in a loss. For a discussion related to the reinsurance agreement refer to Note 16.

For the year ended December 31, 2008, the net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on GMWB related derivatives was primarily due to liability model assumption updates related to market-based hedge ineffectiveness due to extremely volatile capital markets, and the relative underperformance of the underlying actively managed funds as compared to their respective indices, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts was primarily due to a decrease in Japan equity markets, a decrease in interest rates, an increase in Japan equity market volatility, and the impact of the fair value measurements transition.

In addition, for the year ended December 31, 2008, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

For the year ended December 31, 2007, net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on GMWB related derivatives was primarily due to liability model assumption updates and model refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices, as well as other assumption updates made during the second quarter to reflect newly reliable market inputs for volatility.

- The net loss on credit derivatives that assume credit risk was due to credit spreads widening.

- The net losses on derivatives associated with the internal reinsurance of GMIB were primarily driven by liability model refinements, a decrease in interest rates, and changes in Japan equity volatility levels.

- The gain on the Japanese fixed annuity hedging instruments was primarily a result of the Japanese Yen strengthening against the U.S. dollar.

Refer to Note 9 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include trades ranging from baskets of up to five corporate issuers to standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2009 and 2008.

                            AS OF DECEMBER 31, 2009

                                                                   WEIGHTED                UNDERLYING REFERENCED
                                                                    AVERAGE               CREDIT OBLIGATION(S) (1)
                                   Notional        Fair            Years to                                   Average
                                  Amount (2)      Value            Maturity             Type               Credit Rating
--------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                              $755           $4            4 years       Corporate Credit                 AA-
Below investment grade risk
 exposure                               114           (4)           4 years       Corporate Credit                  B+
Basket credit default swaps
 (4)
Investment grade risk
 exposure                             1,276          (57)           4 years       Corporate Credit                BBB+
Investment grade risk
 exposure                               352          (91)           7 years            CMBS Credit                  A
Below investment grade risk
 exposure                               125          (98)           5 years       Corporate Credit                BBB+
Credit linked notes
Investment grade risk
 exposure                                76           73            2 years       Corporate Credit                BBB+
                                    -------       ------
                        TOTAL        $2,698        $(173)
                                    -------       ------


                                  OFFSETTING        OFFSETTING
                                   Notional            Fair
                                  Amount (3)        Value (3)
-----------------------------  ---------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                              $742            $(43)
Below investment grade risk
 exposure                                75             (11)
Basket credit default swaps
 (4)
Investment grade risk
 exposure                               626             (11)
Investment grade risk
 exposure                               352              91
Below investment grade risk
 exposure                                --              --
Credit linked notes
Investment grade risk
 exposure                                --              --
                                    -------            ----
                        TOTAL        $1,795             $26
                                    -------            ----

                            AS OF DECEMBER 31, 2008

                                                                   WEIGHTED                UNDERLYING REFERENCED
                                                                    AVERAGE               CREDIT OBLIGATION(S) (1)
                                   Notional        Fair            Years to                                   Average
                                  Amount (2)      Value            Maturity             Type               Credit Rating
--------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE
 BY DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                               $47         $ --            4 years       Corporate Credit                  A-
Below investment grade risk
 exposure                                46          (12)           4 years       Corporate Credit                CCC+
Basket credit default swaps
 (4)
Investment grade risk
 exposure                             1,139         (196)           5 years       Corporate Credit                  A-
Investment grade risk
 exposure                               203          (70)           8 years            CMBS Credit                AAA
Below investment grade risk
 exposure                               125         (104)           6 years       Corporate Credit                 BB+
Credit linked notes
Investment grade risk
 exposure                               106           95            2 years       Corporate Credit                BBB+
                                    -------       ------
                        TOTAL        $1,666        $(287)
                                    -------       ------


                                  OFFSETTING        OFFSETTING
                                   Notional            Fair
                                  Amount (3)        Value (3)
-----------------------------  ---------------------------------
CREDIT DERIVATIVE TYPE
 BY DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                               $35             $(9)
Below investment grade risk
 exposure                                --              --
Basket credit default swaps
 (4)
Investment grade risk
 exposure                               489               8
Investment grade risk
 exposure                               203              70
Below investment grade risk
 exposure                                --              --
Credit linked notes
Investment grade risk
 exposure                                --              --
                                    -------            ----
                        TOTAL          $727             $69
                                    -------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4) Includes $1.6 billion and $1.3 billion as of December 31, 2009 and 2008, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $175 as of December 31, 2009 and 2008, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income. Through these programs, certain domestic fixed income securities are loaned from the Company's portfolio to qualifying third party borrowers in return for collateral in the form of cash or U.S. Treasuries. Borrowers of these securities provide collateral of 102% of the fair value of the loaned securities at the time of the loan and can return the securities to the Company for cash at varying maturity dates. The fair value of the loaned securities is monitored and additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. As of December 31, 2009 and 2008, under terms of securities lending programs, the fair value of loaned securities was approximately $45 and $1.8 billion, respectively and the associated collateral held was $46 and $1.8 billion, respectively. The decrease in both the fair value of loaned securities and the associated collateral is attributable to the maturation of the loans in the term lending portion of the securities lending program in 2009. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $14 and $18 for the years ended December 31, 2009 and 2008, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2009 and 2008, collateral pledged having a fair value of $667 and $821, respectively, was included in fixed maturities in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                          DECEMBER 31,          DECEMBER 31,
                                              2009                  2008
--------------------------------------------------------------------------------
Fixed maturities                               $712                 $1,975
Equity securities, AFS                           --                      9
Short-term investments                           14                    617
                                             ------               --------
         TOTAL LOANED SECURITIES AND
                  COLLATERAL PLEDGED           $726                 $2,601
                                             ------               --------

As of December 31, 2009, the Company had accepted collateral with a fair value of $906, of which $833 was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with a corresponding amount predominately recorded in other liabilities. As of December 31, 2008, the Company had accepted collateral of $5.6 billion, of which $5.1 billion was cash collateral, including $3.3 billion of derivative cash collateral. The Company offsets the fair value amounts, income accruals and cash collateral held related to derivative instruments, as discussed above in the "Significant Derivative Instruments Accounting Policies" section and accordingly a portion of the liability associated with the derivative cash collateral was reclassed out of other liabilities and into other assets of $104 and $507 as of December 31, 2009 and 2008, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2009 and 2008, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2009 and 2008, the fair value of securities on deposit was approximately $14 and $15, respectively.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes a share of the risks it has underwritten to other insurance companies through reinsurance treaties. The Company also assumes reinsurance of certain insurance risks that other insurance companies have underwritten. Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions have been met including insurance risk, consisting of both underwriting and timing risk, and the reasonable possibility of significant loss to the reinsurer. Premiums and benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2009 there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholder's equity. As of December 31, 2009 and 2008, the Company's policy for the largest amount retained on any one life by the life operations was $10.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $450, $465 and $285 for the years ended December 31, 2009, 2008 and 2007, respectively. The Company reinsures a portion of GMDB as well as 27% of the GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $148, and $132 in 2009, 2008 and 2007, respectively, and accident and health premium of $232, $236 and $243, respectively, to HLA. In addition, the Company entered into a reinsurance transaction with an affiliated captive reinsurer on October 1, 2009 which ceded a portion of the Company's direct variable annuity policies with GMWB and GMDB and all of the Company's other assumed GMAB, GMWB, GMDB and GMIB exposures. Under this transaction, the Company ceded $62 of premiums during the fourth quarter. Refer to Note 16, Transactions with Affiliates for further information.

Net fee income, earned premiums and other were comprised of the following:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2009            2008            2007
--------------------------------------------------------------------------------
Gross fee income, earned
 premiums and other                  $4,919          $5,773          $6,134
Reinsurance assumed                      70              48              13
Reinsurance ceded                      (860)           (682)           (694)
                                  ---------       ---------       ---------
 NET FEE INCOME, EARNED PREMIUMS
                       AND OTHER     $4,129          $5,139          $5,453
                                  ---------       ---------       ---------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and hedging costs.

Prior to the second quarter of 2009, the Company determined EGPs using the mean derived from stochastic scenarios that had been calibrated to the estimated separate account return. The Company also completed a comprehensive assumption study, in the third quarter of each year and revised best estimate assumptions used to estimate future gross profits when the EGPs in the Company's models fell outside of an independently determined reasonable range of EGPs. The Company also considered, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and would also revise EGPs if those trends were expected to be significant.

Beginning with the second quarter of 2009, the Company now determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter and through a consideration of recent market returns, the Company will "unlock" or adjust projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This DAC Unlock, for future separate account returns, is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including: the update of current account values; the use of the RTM estimation technique; or policyholder behavior assumptions, are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of DAC and SIA by comparing the existing DAC and SIA balance to the present value of future EGPs.

Effective October 1, 2009, a subsidiary of HLIC, Hartford Life and Annuity Insurance Company ("HLAI") entered into a reinsurance agreement with an affiliated captive reinsurer. This agreement provides that HLAI will cede, and the affiliated captive reinsurer will assume 100% of the in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 Transactions with Affiliates for further information on the transaction.

Changes in the DAC balance are as follows:

                                       2009           2008           2007
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE,
 PRE-TAX                              $ 9,944        $ 8,601        $ 7,474
 Cumulative effect of accounting
  change, pre-tax                         (54)            --            (20)
BALANCE, JANUARY 1, AS ADJUSTED         9,890          8,601          7,454
 Deferred costs                           674          1,258          1,557
 Amortization -- DAC                     (824)          (509)          (907)
 Amortization -- Unlock, pre-tax
  (1),(2)                              (2,905)        (1,111)           302
 Adjustments to unrealized gains
  and losses on securities
  available-for-sale and other (3)     (1,080)         1,747            194
 Effect of currency translation            24            (42)            --
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $5,779         $9,944         $8,601
                                     --------       --------       --------

(1) Includes for 2009, $1.9 billion DAC Unlock resulting from reinsurance agreement with an affiliated captive reinsurer.

(2) Additional contributors to the Unlock amount recorded for the year ended 2009 was a result of actual separate account returns being significantly below our aggregated estimated return for the period from October 1, 2008 to March 31, 2009, offset by actual returns being greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009.

(3) The adjustment reflects the effect of credit spreads tightening, resulting in unrealized gains on securities in 2009.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2010                                                                         $22
2011                                                                         $20
2012                                                                         $18
2013                                                                         $16
2014                                                                         $15
--------------------------------------------------------------------------------

7. GOODWILL AND OTHER INTANGIBLE ASSETS

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event has occurred. The goodwill impairment test follows a two step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

The carrying amount of goodwill allocated to reporting segments as of December 31 is shown below:

                                                 DECEMBER 31, 2009
                                                    ACCUMULATED              CARRYING
                               GROSS                IMPAIRMENTS               VALUE
-----------------------------------------------------------------------------------------
REPORTING UNIT
Retail                           $343                   $(184)                  $159
Retirement Plans (1)               87                      --                     87
Individual Life                   224                      --                    224
                               ------                 -------                 ------
                   TOTAL         $654                   $(184)                  $470
                               ------                 -------                 ------

                                                 DECEMBER 31, 2008
                                                    ACCUMULATED              CARRYING
                               GROSS                IMPAIRMENTS               VALUE
------------------------  ---------------------------------------------------------------
REPORTING UNIT
Retail                           $343                   $(184)                  $159
Retirement Plans (1)               79                      --                     79
Individual Life                   224                      --                    224
                               ------                 -------                 ------
                   TOTAL          646                    (184)                  $462
                               ------                 -------                 ------

(1) The Company recorded a purchase price adjustment in 2009 associated with these acquisitions resulting in additional goodwill of $8.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including cash flow calculations, price to earnings multiples, the level of The Hartford's share price and assumptions that market participants would make in valuing the reporting unit. Other assumptions include levels of economic capital, future business growth, earnings projections, assets under management and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause the reporting unit's fair value to decrease.

The Company completed its annual goodwill assessment for the individual reporting units of the Company as of January 1, 2009. The conclusion reached as a result of the annual goodwill impairment testing was that the fair value of each reporting unit, for which goodwill had been allocated, was in excess of the respective reporting unit's carrying value (the first step of the goodwill impairment test).

However, as noted above, goodwill is reassessed at an interim date if certain circumstances occur which would cause the entity to conclude that it was more likely than not that the carrying value of one or more of its reporting units would be in excess of the respective reporting unit's fair value. As a result of the continued decline in the equity markets from January 1, 2009, rating agency downgrades, and a decline in The Hartford's share price, the Company concluded, during the first quarter of 2009, that the conditions had been met to warrant an interim goodwill impairment test.

As a result of the first quarter 2009 interim goodwill impairment test which included the effects of decreasing sales outlooks and declining equity markets on future earnings, the fair value in step two of the goodwill impairment analysis for the Individual Life reporting unit continued to be in excess of its carrying value.

The Company's interim goodwill impairment test performed in connection with the preparation of our yearend 2008 financial statements, resulted in a pre-tax impairment charge of $184 in the Individual Annuity reporting unit. The impairment charge taken in 2008 was primarily due to the Company's estimate of the Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price.

The Company's goodwill impairment test performed for the year ended December 31, 2007 resulted in no write-downs.

OTHER INTANGIBLE ASSETS

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, net of interest accretion, if any. Acquired intangible assets are included in other assets in the consolidated balance sheet. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                  2009                                     2008
                                                     Gross               Accumulated          Gross               Accumulated
                                                    Carrying                 Net             Carrying                 Net
ACQUIRED INTANGIBLE ASSETS                           Amount              Amortization         Amount              Amortization
---------------------------------------------------------------------------------------------------------------------------------
Servicing intangibles                                  $13                     $1               $14                     $1
Other                                                    1                     --                 1                     --
                                                      ----                   ----              ----                   ----
               TOTAL ACQUIRED INTANGIBLE ASSETS        $14                     $1               $15                     $1
                                                      ----                   ----              ----                   ----

Net amortization expense for the years ended December 31, 2009 and 2008 was $1 and $1, and included in other expense in the consolidated statement of operations. As of December 31, 2009, the weighted average amortization period was 20 years for servicing intangibles, 20 years for other and 20 years for total acquired intangible assets.

The following is detail of the net acquired intangible asset activity for the years ended December 31, 2009 and 2008:

                                            SERVICING
                                           INTANGIBLES        OTHER           TOTAL
----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2009
BALANCE, BEGINNING OF YEAR                     $ 13             $ 1            $ 14
Acquisition of business                          --              --              --
Amortization, net of the accretion of
 interest                                        (1)             --              (1)
                                               ----            ----            ----
                    BALANCE, END OF YEAR        $12              $1             $13
                                               ----            ----            ----
FOR THE YEAR ENDED DECEMBER 31, 2008
BALANCE, BEGINNING OF YEAR                     $ --            $ --            $ --
                                               ----            ----            ----
Acquisition of business                          14               1              15
                                               ----            ----            ----
Amortization, net of the accretion of
 interest                                        (1)             --              (1)
                                               ----            ----            ----
                    BALANCE, END OF YEAR        $13              $1             $14
                                               ----            ----            ----

Estimated future net amortization expense for the succeeding five years is as follows:

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2010                                                                          $1
2011                                                                           1
2012                                                                           1
2013                                                                           1
2014                                                                           1
--------------------------------------------------------------------------------

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefits ("GMDB") offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                               GMDB (1)         GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2009           $ 882              $ 40
Incurred                                            378                41
Unlock                                              547                (5)
Paid                                               (503)               --
                                               --------              ----
LIABILITY BALANCE AS OF DECEMBER 31,
 2009                                            $1,304               $76
                                               --------              ----

(1) The reinsurance recoverable asset related to the GMDB was $787 as of December 31, 2009. The reinsurance recoverable asset related to the UL Secondary Guarantees was $22 as of December 31, 2009.

                                                                 UL SECONDARY
                                                GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2008           $ 531              $ 19
Incurred                                            231                21
Unlock                                              389                --
Paid                                               (269)               --
                                                 ------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2008          $882               $40
                                                 ------              ----

(1) The reinsurance recoverable asset related to the GMDB was $593 as of December 31, 2008. The reinsurance recoverable asset related to the UL Secondary Guarantees was $16 as of December 31, 2008.

During 2009, 2008 and 2007, there were no gains or losses on transfers of assets from the general account to the separate account.

The following table provides details concerning GMDB exposure as of December 31, 2009:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2009

                                                                                           RETAINED
                                                       ACCOUNT        NET AMOUNT          NET AMOUNT         WEIGHTED AVERAGE
                                                        VALUE           AT RISK             AT RISK            ATTAINED AGE
                                                       ("AV")         ("NAR") (9)        ("RNAR") (9)          OF ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE (MAV) (1)
MAV only                                                 $27,423          $8,408               $789                  67
With 5% rollup (2)                                         1,868             664                 52                  67
With Earnings Protection Benefit Rider (EPB) (3)           6,567           1,409                 29                  63
With 5% rollup & EPB                                         784             224                  9                  66
                                                     -----------       ---------            -------                 ---
Total MAV                                                 36,642          10,705                879                  64
Asset Protection Benefit (APB) (4)                        28,612           5,508              1,067                  64
Lifetime Income Benefit (LIB) (5)                          1,330             214                 66                  62
Reset (6) (5-7 years)                                      3,790             490                266                  67
Return of Premium (7)/Other                               21,446           1,445                331                  64
                                                     -----------       ---------            -------                 ---
SUBTOTAL U.S. GMDB (8)                                   $91,820         $18,362             $2,609                  65
Less: General Account Value with U.S. GMDB                 6,802
                                                     -----------       ---------            -------                 ---
SUBTOTAL SEPARATE ACCOUNT LIABILITIES WITH GMDB           85,018
Separate Account Liabilities without U.S. GMDB            65,362
                                                     -----------       ---------            -------                 ---
                 TOTAL SEPARATE ACCOUNT LIABILITIES     $150,380
                                                     -----------       ---------            -------                 ---
                           JAPAN GMDB AND GMIB (10)      $16,953           2,741                 --
                                                     -----------       ---------            -------                 ---

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $19.1 billion and $20.1 billion as of December 31, 2009 and 2008, respectively. The GRB related to the Japan GMAB and GMWB was $522.2 and $490.5 as of December 31, 2009 and December 31, 2008. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2009, 59% of the AV and 52% of RNAR is reinsured to an affiliate. See Note 16 Transaction with Affiliates for further discussion.

See Note 3 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2009                 2008
--------------------------------------------------------------------------------
Asset type
Equity securities (including mutual
 funds) (1)                                    $75,720              $63,114
Cash and cash equivalents                        9,298               10,174
                                             ---------            ---------
                                 TOTAL         $85,018              $73,288
                                             ---------            ---------

(1) As of December 31, 2009 and December 31, 2008, approximately 16% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 84%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. The Company unlocks the amortization of the sales inducement asset consistent with the DAC Unlock.

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                                         2009         2008
--------------------------------------------------------------------------------
Balance, January 1                                        $533         $459
Sales inducements deferred                                  43          137
Unlock                                                    (886)         (43)
Amortization charged to income                             (96)         (21)
                                                        ------       ------
                                 BALANCE, DECEMBER 31,    $194         $532
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES

Management follows the requirements of accounting for contingencies. This statement requires management to evaluate each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve of the low end of the range of losses.

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve of the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under the Employee Retirement Income Security Act of 1974 ("ERISA"). The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of claims in both consolidated amended complaints, except the ERISA claims.

STRUCTURE SETTLEMENT CLASS ACTION -- In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the insurance operating entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the insurance operating entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the insurance operating entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2009, is $473. Of this $473, the insurance operating entities have posted collateral of $454 in the normal course of business. Based on derivative market values as of December 31, 2009, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require approximately an additional $23 to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we may be required to post is primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

REGULATORY DEVELOPMENTS

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, compensation arrangements in connection with the administration of workers compensation plans and reporting of workers compensation premiums participants in finite reinsurance transactions, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without recommending any enforcement action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

COMMITMENTS

The rent paid to Hartford Fire for operating leases entered into by the Company was $25, $14 and $27 for the years ended December 31, 2009, 2008 and 2007, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expired on December 31, 2008, as this operating lease has been be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $0, $0 and $6 for the years ended December 31, 2009, 2008 and 2007, respectively.

Future minimum rental commitments on all operating leases are as follows:

2010                                                                         $17
2011                                                                          14
2012                                                                           9
2013                                                                           6
2014                                                                           2
Thereafter                                                                    --
                                                                            ----
                                                                     TOTAL   $48
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2009, the Company has outstanding commitments totaling $595, of which $437 is committed to fund limited partnerships and other alternative investments. These capital commitments may be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with private placement securities and mortgage loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2009 and 2008, the liability balance was $7 and $4, respectively. As of December 31, 2009 and 2008, $10 and $11, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

Income tax expense (benefit) is as follows:

                                                   FOR THE YEARS ENDED
                                                      DECEMBER 31,
--------------------------------------------------------------------------------
                                              2009            2008          2007
                                         ---------       ---------       -------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                       $298           $(686)         $177
                                         ---------       ---------       -------
Deferred -- U.S. Federal Excluding NOL
 Carryforward                               (2,387)           (776)           75
 -- Net Operating Loss Carryforward            688            (719)           --
                                         ---------       ---------       -------
                         TOTAL DEFERRED     (1,699)         (1,495)           75
                                         ---------       ---------       -------
     TOTAL INCOME TAX EXPENSE (BENEFIT)    $(1,401)        $(2,181)         $252
                                         ---------       ---------       -------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2009            2008
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $596            $660
Net unrealized loss on investments                    1,258           2,924
Investment-related items                              1,637           2,424
NOL Carryover                                            80             768
Minimum tax credit                                      514             241
Capital Loss Carryforward                               256              24
Foreign tax credit carryovers                            50              18
Depreciable & Amortizable assets                         59              64
Other                                                    35              19
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      4,485           7,142
VALUATION ALLOWANCE                                     (80)            (49)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      4,405           7,093
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition      (1,302)         (3,614)
 costs and reserves
Employee benefits                                       (37)            (35)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,339)         (3,649)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)     $3,066          $3,444
                                                  ---------       ---------

The Company had current federal income tax (payable)/ recoverable of $(15) and $566 as of December 31, 2009 and 2008, respectively.

In management's judgment, the net deferred tax asset will more likely than not be realized. Included in the deferred tax asset is the expected tax benefit attributable to foreign net operating losses of $290, which have no expiration. A valuation allowance of $80 has been recorded which relates to foreign operations. No valuation allowance has been recorded for realized or unrealized losses. In assessing the need for a valuation allowance, management considered taxable income in prior carryback years, future taxable income and tax planning strategies that include holding debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, and sales of certain corporate assets. Such tax planning strategies are viewed by management as prudent and feasible and will be implemented if necessary to realize the deferred tax asset. However, we anticipate limited ability, going forward, to recognize a full tax benefit on realized losses which will result in additional valuation allowances.

If the Company were to follow a "separate entity" approach, it would have to record a valuation allowance of $387 related to realized capital losses. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $65, $500 and $0 for 2009, 2008 and 2007 respectively.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004. During the first quarter of 2009, the Company received notification of the approval by the Joint Committee on Taxation of the results of the 2002 through 2003 examination. As a result, the Company recorded a tax benefit of $4. The IRS examination of 2004 through 2006 was concluded in the fourth quarter of 2009. As a result, the Company recorded a tax benefit of $35. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009            2008           2007
--------------------------------------------------------------------------------
Tax provision at the U.S. federal      $(1,245)        $(2,007)        $398
 statutory rate
Dividends received deduction              (181)           (176)        (155)
Penalties                                   --              --            7
Foreign related investments                 28               3           (4)
Other                                       (3)             (1)           6
                                     ---------       ---------       ------
                              TOTAL    $(1,401)        $(2,181)        $252
                                     ---------       ---------       ------

12. DEBT

In 2008, the Company made the decision to discontinue future issuances of consumer notes; this decision does not impact consumer notes currently outstanding.

Institutional began issuing consumer notes through its Retail Investor Notes Program in September 2006. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2009 and 2008 $1,136 and $1,210, respectively, of consumer notes were outstanding. As of December 31, 2009, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2009 rates, either consumer price index plus 80 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $24 in 2010, $120 in 2011, $274 in 2012 and $200 in 2013, and $518
thereafter. For 2009 and 2008, interest credited to holders of consumer notes was $51 and $59, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2008 and 2007, and the statutory capital and surplus amounts as of December 31, 2008 and 2007 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2009 the statutory capital and surplus amounts as of December 31, 2009 are estimates, as the respective 2009 statutory filings have not yet been made.

                                        FOR THE YEARS ENDED
                                            DECEMBER 31,
                                 2009           2008          2007
--------------------------------------------------------------------
Statutory net income              $(539)       $(2,533)         $255
                                -------       --------       -------
Statutory capital and surplus    $5,365         $4,073        $4,448
                                -------       --------       -------

The Company received approval from with the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice related to the statutory accounting for deferred income taxes. Specifically, this permitted practice modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to

15% of adjusted statutory capital and surplus. The benefits of this permitted practice could not be considered by the Company when determining surplus available for dividends. The second permitted practice related to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC required a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allowed for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

In December, 2009 the NAIC issued SSAP 10R which modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. SSAP 10R will expire for periods after December 31, 2010.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $32, $24 and $22 for the years ended December 31, 2009, 2008 and 2007, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2009, employees whose prior year earnings were less than $105,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $105,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $13, $10 and $11 for the years ended December 31, 2009, 2008 and 2007, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan, The Hartford Employee Stock Purchase Plan and The Hartford Deferred Stock Unit Plan.

The Hartford has three primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. In 2009 and 2008, The Hartford issued shares from treasury in satisfaction of stock-based compensation. In 2007, The Hartford issued new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $25 million, $18 million and $21 million for the years ended December 31, 2009, 2008 and 2007, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $7 million, $5 million and $7 million for the years ended December 31, 2009, 2008 and 2007, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

Stock Plan

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are generally measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

Stock Option Awards

Under the 2005 Stock Plan, options granted have generally an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2008, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value.

Share Awards

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

Restricted Unit awards

In 2009, The Hartford began issuing restricted units as part of The Hartford's 2005 Stock Plan. Restricted stock unit awards under the plan have historically been settled in shares, but under this award will be settled in cash and are thus referred to as "Restricted Units". The economic value recipients will ultimately realize will be identical to the value that would have been realized if the awards had been settled in shares, i.e., upon settlement, recipients will receive cash equal to The Hartford's share price multiplied by the number of restricted units awards.

Deferred Stock Unit Plan

Effective July 31, 2009, the Compensation and Personnel Committee of the Board authorized The Hartford Deferred Stock Unit Plan ("Deferred Stock Unit Plan"), and, on October 22, 2009, it was amended. The Deferred Stock Unit Plan provides for contractual rights to receive cash payments based on the value of a specified number of shares of stock. The Deferred Stock Unit Plan provides for two award types, Deferred Units and Restricted Units. Deferred Units are earned ratably over a year, based on the number of regular pay periods occurring during such year. Deferred Units are credited to the participants account on a quarterly basis based on the market price of the Company's common stock on the date of grant and are fully vested at all times. Deferred Units credited to employees prior to January 1, 2010 (other than senior executive officers hired on or after October 1, 2009) are not paid until after two years from their grant date. Deferred Units credited on or after January 1, 2010 (and any credited to senior executive officers hired on or after October 1, 2009) are paid in three equal installments after the first, second and third anniversaries of their grant date. Restricted Units are intended to be incentive compensation and unlike Deferred Units, vest over time, generally three years, and are subject to forfeiture. The Deferred Stock Unit Plan is structured consistent with the limitations and restrictions on employee compensation arrangements imposed by the Emergency Economic Stabilization Act of 2008 and the TARP Standards for Compensation and Corporate Governance Interim Final Rule issued by the U.S. Department of Treasury on June 10, 2009.

Employee Stock Purchase Plan

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the period. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of six-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

Effective with the offering period beginning January 2010, the discount rate will change to 5% and the discounted price will be based on the market price per share on the last trading day of the offering period.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2009 and 2008 the Company had $50 billion and $49 billion of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2009, 2008 and 2007, the Company recorded earned premiums of $285, $461 and $525 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

REINSURANCE ASSUMED FROM AFFILIATES

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by the Hartford Life Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2009 and 2008, $2.6 billion and $2.8 billion, respectively, of the account value had been assumed by the Company. Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life Insurance KK ("HLIKK") a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2009 and December 31, 2008 is $1.4 billion and $2.6 billion (of which $148 relates to the adoption of fair value), respectively.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is a liability of $1 and $1 at December 31, 2009, and 2008, respectively. This treaty covered HLIKK's "3 Win" annuity. This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.2 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a structured financing transaction with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout.

Effective February 29, 2008, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The reinsurance of the GMWB riders is accounted for as a free-standing derivative recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMWB was a liability of $13 and $34 at December 31, 2009 and 2008, respectively.

The Reinsurance Agreement for GMDB business is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. As of December 31, 2009 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $52 and $2.7 billion respectively. As of December 31, 2008 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $14 and $4.3 billion, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and the affiliated captive reinsurer will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders.

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to HLAI.

- Annuity contracts and riders written by Union Security Insurance Company, an affiliate, that are reinsured to HLAI.

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under modified coinsurance, the assets and the liabilities associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and the affiliated reinsurer will receive the economic risks and rewards related to the reinsured business through modco adjustments.

The consolidated balance sheet as of December 31, 2009 reflects the unlock of deferred policy acquisition costs, unearned revenue reserves and sales inducement assets which were reduced by $1,883, $93 and $218, respectively related to the direct U.S. variable annuity business of HLAI. In addition, the balance sheet reflects a modco reinsurance receivable of $182 and a deposit liability of $600 from the affiliated captive reinsurer as well as a net reinsurance recoverable of $761 related to this agreement. This reinsurance recoverable is comprised of an embedded derivative.

Under the coinsurance funds withheld portion of the agreement, HLIC's balance sheet as of December 31, 2009 reflected a reduction in reserves of $143 which were passed to WRR and an offsetting funds withheld liability.

The initial fair value of the derivative associated with the ceded business was recorded as an in substance capital contribution between these related parties of $887 after-tax.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact at inception on the Company's Statement of
Operations:

Fee income and other                                                              $84
Earned premiums                                                                   (50)
                                                                             --------
Total revenues                                                                     34
                                                                             --------
Benefits, losses and loss adjustment expenses                                     168
Amortization of deferred policy acquisition value of future profits             1,883
Other expenses                                                                     (9)
                                                                             --------
Total expenses                                                                  2,042
                                                                             --------
Loss before income taxes                                                       (2,008)
                                                                             --------
Income tax benefit                                                               (703)
                                                                             --------
                                                                   NET LOSS   $(1,305)
                                                                             --------

In addition to these impacts upon inception, this transaction transfers the economics of a portion of the Company's direct and all of the Company's assumed GMIB, GMAB, and GMWB exposures to WRR. In the fourth quarter, the Company recognized a reduction of the direct and assumed liability ceded in this transaction along with a corresponding realized capital loss associated with the reduction in value of the embedded and freestanding derivative.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

In the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in the European's operations and that it was evaluating strategic options with respect to its Institutional Markets businesses. The Company has also executed on plans to change the management structure of the organization and fundamentally reorganized the nature and focus of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company will complete these restructuring activities and execute final payment by December 2010.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2009. Asset impairment charges have also been recorded in 2009. No significant additional costs are expected.

The following pre-tax charges were incurred during the year-ended December 31, 2009 in connection with the restructuring initiatives previously announced:

TOTAL RESTRUCTURING COSTS
------------------------------------------------------------------
Severance benefits                                             $19
Asset impairment charges                                        26
Other contract termination charges                               5
                                                              ----
 TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS FOR THE YEAR
                                     ENDED DECEMBER 31, 2009   $50
                                                              ----

As of December 31, 2009 the liability for other contract termination charges was $5 as there were no payments made during the year ended December 31, 2009 for these charges. Amounts incurred during the year ended December 31, 2009 were recorded in the Life Other segment as other expenses.

18. SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, in keeping with the Company's June 2009 announcement to return to its historical strengths as a U.S.-centric insurance company, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A., ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction is expected to close in the first quarter of 2010. IHS primarily sells life insurance policies, capitalization products and private pension plans. The investment in IHS was reported by the Company as an equity method investment in Other Assets. As a result of the asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, the Company incurred an approximate $51 loss, pre-tax, or $44 loss, after-tax.

19. QUARTERLY RESULTS FOR 2009 AND 2008 (UNAUDITED)

                                MARCH 31,                   JUNE 30,
                           2009          2008          2009          2008
---------------------------------------------------------------------------
Revenues                   $3,149          $202        $1,714        $2,070
Benefits, claims and
 expenses                   3,529         1,187         1,403         1,630
Net income (loss)            (213)         (568)          216           362
                          -------       -------       -------       -------

                              SEPTEMBER 30,                 DECEMBER 31,
                           2009           2008           2009           2008
------------------------  ---------------------------------------------------------
Revenues                     $392           $(77)          $845          $(477)
Benefits, claims and
 expenses                   1,549          2,804          3,167          1,937
Net income (loss)            (713)        (1,823)        (1,447)        (1,525)
                          -------       --------       --------       --------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the Board of Directors of Hartford Life
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (1)    (b) Resolution of the Board of Directors of Hartford Life
              Insurance Company ("Hartford") authorizing the Re-Designation of the Separate Account.(2)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(5)
              (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Articles of Incorporation of Hartford.(5)
              (b) Bylaws of Hartford.(5)
       (7)    Form of Reinsurance Agreement.(5)
       (8)    (a) Form of Participation Agreement.(6)
              (b) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(7)
              (c) Guarantee between Hartford Life Insurance Company and ITT
                  Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(7)
              (d) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(7)
              (e) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(7)
              (f) Capital Maintenance Agreement by and between Hartford Life
                  Insurance Company and Hartford Life, Inc. dated March 12, 2001.(7)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73566, filed on April 28, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69439, filed on April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73566, filed on May 1, 1996.

(4) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69439, filed on December 22, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-119414, filed on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Tom Bartell                         Assistant Vice President
Scott Bredikis                      Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Elizabeth A. Caswell                Assistant Vice President
Karen Chamberlain                   Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
James Cubanski                      Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Joseph G. Eck                       Vice President
Susan L. Fiengo                     Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer and Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Assistant Vice President, Actuary
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Vice President, Actuary
George F. Jennings                  Associate Actuary
Thomas D. Jones                     Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
David N. Levenson                   Executive Vice President
Alice Longworth                     Assistant Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti, Jr.                 Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Senior Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Mark M. Socha                       Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Jane Wolak                          Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes election to Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement File No. 333-148564, filed on May 3, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2010, there were 81,840 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena(1)                   Executive Vice President/Business Line Principal and Director
Diana Benken(1)                   Chief Financial Officer and Controller/FINOP
Christopher S. Conner(2)          AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Kevin M. Connor(2)                Director
James Davey(1)                    Chairman of the Board and Director
John N. Giamalis(3)               Treasurer
Kathleen B. Kavanaugh(2)          Vice President/Marketing
Vernon Meyer(1)                   Senior Vice President
Peter J. Michalik                 Vice President/Operations
Jamie Ohl(1)                      Chief Executive Officer, President and Director
Mark A. Sides(5)                  Chief Legal Officer and Secretary
D. Keith Sloane(1)                Senior Vice President
Martin A. Swanson(1)              Vice President/Marketing
Diane Tatelman(1)                 Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 1 Griffin Road North, Windsor, CT 06095

(5)  Address: 500 Bielenberg Dr., Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of May, 2010.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters, Chief Executive            Richard J. Wirth
       Officer,                                    Attorney-in-Fact
       President and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters, Chief Executive
       Officer,
       President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer,
  Executive Vice President, Director*
Gregory McGreevey, Executive Vice President and
  Chief Financial Officer, Director*
Ernest M. McNeill, Jr., Chief Accounting Officer,
  Senior Vice President*                                           *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
John C. Walters, Chief Executive Officer,                                 Richard J. Wirth
  President, Chairman of the Board, Director*                             Attorney-in-Fact
                                                                   Date:  May 3, 2010

333-69439

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.